UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09093

E*TRADE Funds
(Exact name of registrant as specified in charter)

4500 Bohannon Drive Menlo Park, CA 94025
(Address of principal executive offices) (Zip code)

Elizabeth Gottfried 4500 Bohannon Drive Menlo Park, CA 94025
(Name and address of agent for service)

Registrant’s telephone number, including area code:	650-331-6000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear Valued Shareholder,

I am pleased to provide you with the Semi-Annual Report of the E*TRADE Index Funds (the “Funds”) for the period ended June 30, 2007.

The Funds (www.etrade.com/etradefunds) have continued to provide a highly efficient, affordable way to keep pace with the markets. Index investing helps take the guesswork out of searching for individual high performing stocks — and instead seeks to match the performance of the Funds to their relevant portion of the broader market over the long term.

Low Costs—And Easy Diversification

E*TRADE takes pride in our low expense ratios—some as low as 0.09%. 1 We also make it easy to diversify into different segments of the market with a choice of four index funds:

E*TRADE S&P 500 Index Fund	A simple way to invest in a diversified group of large-capitalization U.S. stocks while keeping pace with the market.

E*TRADE Russell 2000 Index Fund	An affordable way to invest in small-capitalization U.S. stocks and create a solid diversified portfolio.

E*TRADE International Index Fund	An easy, low-cost way to take advantage of the strong performance of international stocks in the MSCI EAFE Index.

E*TRADE Technology Index Fund	An affordable, risk-managed way to invest in the technology sector.

A Smart Choice for Your IRA

The Funds’ low costs and broad diversification make them a sound choice for IRAs (www.etrade.com/ira), especially when paired with our Automatic Investing program  (www.etrade.com/autoinvest). E*TRADE Securities IRAs have no annual fees and no account minimums when you sign up to receive electronic statements and confirms 2 — so more of your money works for you.

We now also offer two actively managed funds: E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund3 . Learn more at www.etrade.com/etradefunds.

E*TRADE Funds - 1

As always, thank you for your continued investment in the Funds. We look forward to serving your financial needs for many years to come.

Sincerely,

/s/ Elizabeth Gottfried
Elizabeth Gottfried
President, E*TRADE Funds

The fund’s prospectus contains its investment objectives, risks, charges, expenses and other important information and should be read and considered carefully before investing. For a current prospectus, visit www.etrade.com/etradefunds.

1. The E*TRADE Index Funds has low effective expenses because E*TRADE Asset Management [ETAM] contractually limits their expense ratios. The expenses of the E*TRADE Index Funds prior to the imposition of the contractual limits are, in fact, higher. ETAM has agreed contractually to limit the expense ratio for the E*TRADE Index Funds until April 30, 2008. Without the contractual limits, the expenses of the E*TRADE Index Funds would have been  0.72% for the S&P 500 Index Fund; 0.94% for the Russell 2000 Index Fund; and 1.37% for the International Index Fund (based on the most recently filed shareholder reports as of 12/31/06.)  There is no assurance that ETAM will continue these expense limits beyond April 30, 2008.

The fact that a fund has a low expense ratio does not mean it is a suitable investment and an investment in an E*TRADE Index Fund may not be suitable for all investors.

2. There is no annual custodial fee for IRAs if you sign up for and maintain electronic delivery of statements and confirmations. If you choose paper delivery of these documents, you will be subject to a $25 annual custodial fee unless the total assets in your linked E*TRADE Bank and E*TRADE Securities brokerage accounts are $25,000 or more. Other fees may apply. May be subject to change. Please visit etrade.com/nofeeIRA for details.

3. Unlike the E*TRADE Index Funds, the E*TRADE Kobren Growth and E*TRADE Delphi Value Funds are not lowest-cost mutual funds and their expense ratios may be higher or lower than those of comparable funds.

The E*TRADE FINANCIAL family of companies provides financial services that include trading, investing, cash management, and lending.

Securities products and services offered by E*TRADE Securities LLC, Member FINRA/SIPC

E*TRADE Funds - 2

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMON STOCKS – 98.5%
AEROSPACE & DEFENSE – 2.5%
Boeing Co. (The)	22,631	$2,176,197
General Dynamics Corp.	11,635	910,090
Goodrich Corp.	3,597	214,237
Honeywell International, Inc.	22,410	1,261,235
L-3 Communications Holdings, Inc.	3,590	349,630
Lockheed Martin Corp.	10,199	960,032
Northrop Grumman Corp.	9,919	772,392
Raytheon Co.	12,757	687,475
Rockwell Collins, Inc.	4,809	339,708
United Technologies Corp.	28,581	2,027,250
		9,698,246
AIR FREIGHT & LOGISTICS – 0.9%
CH Robinson Worldwide, Inc.	4,826	253,461
FedEx Corp.	8,846	981,641
Ryder System, Inc.	1,757	94,527
United Parcel Service, Inc., Class B	30,438	2,221,974
		3,551,603
AIRLINE – 0.1%
Southwest Airlines Co.	22,442	334,610
AUTO COMPONENTS – 0.2%
Goodyear Tire & Rubber Co. (The) (a)	5,929	206,092
Johnson Controls, Inc.	5,670	656,416
		862,508
AUTOMOBILES – 0.4%
Ford Motor Co.	54,038	509,038
General Motors Corp.	16,260	614,628
Harley-Davidson, Inc.	7,402	441,233
		1,564,899
BEVERAGES – 2.0%
Anheuser-Busch Cos., Inc.	21,837	1,139,018
Brown-Forman Corp., Class B	2,265	165,526
Coca-Cola Co. (The)	57,758	3,021,321
Coca-Cola Enterprises, Inc.	8,017	192,408
Constellation Brands, Inc., Class A (a)	5,366	130,287
Molson Coors Brewing Co., Class B	1,308	120,938
Pepsi Bottling Group, Inc.	3,703	124,717
PepsiCo, Inc.	46,817	3,036,082
		7,930,297
BIOTECHNOLOGY – 1.2%
Amgen, Inc. (a)	33,330	1,842,816
Applera Corp. – Applied Biosystems Group	5,275	161,098
Biogen Idec, Inc. (a)	8,210	439,235
Celgene Corp (a)	10,918	625,929
Genzyme Corp. (a)	7,554	486,478
Gilead Sciences, Inc. (a)	26,838	1,040,509
		4,596,065
BUILDING PRODUCTS – 0.2%
American Standard Cos., Inc.	5,054	298,085
Masco Corp.	10,918	310,835
		608,920
CAPITAL MARKETS – 3.7%
Ameriprise Financial, Inc.	6,761	429,797
Bank of New York Co., Inc. (The) (a)	21,727	900,367
Bear Stearns Cos., Inc. (The)	3,421	478,940
Charles Schwab Corp. (The)	29,081	596,742
E*TRADE Financial Corp. (a)(b)	12,268	271,000
Federated Investors, Inc., Class B	2,483	95,173
Franklin Resources, Inc.	4,735	627,246
Goldman Sachs Group, Inc. (The)	11,740	2,544,645
Janus Capital Group, Inc.	5,316	147,998
Legg Mason, Inc.	3,779	371,778
Lehman Brothers Holdings, Inc.	15,308	1,140,752
Mellon Financial Corp.	11,966	526,504
Merrill Lynch & Co., Inc.	25,028	2,091,840
Morgan Stanley	30,291	2,540,809
Northern Trust Corp.	5,423	348,374
State Street Corp.	11,401	779,828
T. Rowe Price Group, Inc.	7,634	396,128
		14,287,921
CHEMICALS – 1.6%
Air Products and Chemicals, Inc.	6,225	500,303
Dow Chemical Co.	27,397	1,211,495
DuPont (E.I.) de Nemours & Co.	26,547	1,349,650
Eastman Chemical Co.	2,417	155,486
Ecolab, Inc.	4,961	211,835
Hercules, Inc. (a)	3,245	63,764
International Flavors & Fragrances, Inc.	2,177	113,509
Monsanto Co.	15,621	1,055,042
PPG Industries, Inc.	4,718	359,087
Praxair, Inc.	9,160	659,428
Rohm and Haas Co.	4,090	223,641
Sigma-Aldrich Corp.	3,774	161,037
		6,064,277
COMMERCIAL BANKS – 5.3%
Bank of America Corp.	127,548	6,235,822
BB&T Corp.	15,594	634,364
Comerica, Inc. (b)	4,482	266,545
Commerce Bancorp, Inc./NJ	5,500	203,445
Compass Bancshares, Inc.	3,785	261,089
Fifth Third Bancorp	15,810	628,764
First Horizon National Corp.	3,494	136,266
Huntington Bancshares, Inc.	10,492	238,588
KeyCorp	11,275	387,071
M&T Bank Corp.	2,141	228,873
Marshall & Ilsley Corp.	7,447	354,701
National City Corp.	16,518	550,380
PNC Financial Services Group	9,913	709,572
Regions Financial Corp.	20,254	670,407
SunTrust Banks, Inc.	10,249	878,749
Synovus Financial Corp.	9,397	288,488
U.S. Bancorp	49,973	1,646,610
Wachovia Corp.	54,992	2,818,340
Wells Fargo & Co.	95,989	3,375,933
Zions Bancorp.	3,161	243,112
		20,757,119
COMMERICIAL SERVICES & SUPPLIES – 0.8%
Allied Waste Industries, Inc. (a)	7,337	98,756
Apollo Group, Inc., Class A (a)	4,022	235,005
Avery Dennison Corp.	2,633	175,042
Cintas Corp.	3,875	152,791
Equifax, Inc.	4,180	185,676
H&R Block, Inc.	9,281	216,897
Monster Worldwide, Inc. (a)	3,753	154,248
Pitney Bowes, Inc.	6,312	295,528
R. R. Donnelley & Sons Co.	6,326	275,244
Robert Half International, Inc.	4,683	170,930
Waste Management, Inc.	14,862	580,361
Western Union Co. (The)	22,207	462,572
		3,003,050
COMMUNICATIONS EQUIPMENT – 2.6%
Avaya, Inc. (a)	12,929	217,724

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  S&P 500 Index Fund - 3

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMUNICATIONS EQUIPMENT (continued)
Ciena Corp. (a)	2,373	$85,737
Cisco Systems, Inc. (a)	174,497	4,859,742
Corning, Inc. (a)	45,204	1,154,962
JDS Uniphase Corp. (a)	5,710	76,685
Juniper Networks, Inc. (a)	16,276	409,667
Motorola, Inc.	66,646	1,179,634
QUALCOMM, Inc.	47,905	2,078,598
Tellabs, Inc. (a)	12,582	135,382
		10,198,131
COMPUTERS & PERIPHERALS – 4.0%
Apple Computer, Inc. (a)	24,859	3,033,792
Cognizant Technology Solutions Corp., Class A (a)	4,131	310,197
Dell, Inc. (a)	65,289	1,864,001
EMC Corp. (a)	60,312	1,091,647
Hewlett-Packard Co.	75,271	3,358,592
International Business Machines Corp.	39,261	4,132,220
Lexmark International, Inc. (a)	2,649	130,622
NCR Corp. (a)	5,170	271,632
Network Appliance, Inc. (a)	10,664	311,389
QLogic Corp. (a)	4,434	73,826
SanDisk Corp. (a)	6,559	320,998
Sun Microsystems, Inc. (a)	102,614	539,750
		15,438,666
CONSTRUCTION & ENGINEERING – 0.1%
Fluor Corp.	2,534	282,212
CONSTRUCTION MATERIALS – 0.1%
Vulcan Materials Co.	2,738	313,611
CONSUMER FINANCE – 0.9%
American Express Co.	34,162	2,090,031
Capital One Financial Corp.	11,876	931,546
SLM Corp.	11,824	680,826
		3,702,403
CONTAINERS & PACKAGING – 0.2%
Ball Corp.	2,934	156,001
Bemis Co., Inc.	3,006	99,739
Pactiv Corp. (a)	3,747	119,492
Sealed Air Corp.	4,643	144,026
Temple-Inland, Inc.	3,041	187,112
		706,370
DISTRIBUTORS – 0.1%
Genuine Parts Co.	4,896	242,842
DIVERSIFED FINANCIAL SERVICES – 3.5%
Chicago Mercantile Exchange Holdings, Inc.	1,020	545,047
CIT Group, Inc.	5,512	302,223
Citigroup, Inc.	142,168	7,291,796
JPMorgan Chase & Co.	98,184	4,757,015
Moody’s Corp.	6,610	411,142
Principal Financial Group, Inc.	7,696	448,600
		13,755,823
DIVERSIFIED TELECOMMUNICATIONS SERVICES – 3.7%
Alltel Corp.	9,929	670,704
AT+T, Inc.	177,208	7,354,132
CenturyTel, Inc.	3,105	152,300
Citizens Communications Co.	9,841	150,272
Embarq Corp.	4,341	275,089
Qwest Communications International, Inc. (a)	44,644	433,047
Sprint Nextel Corp.	83,167	1,722,389
Verizon Communications, Inc.	83,447	3,435,513
Windstream Corp	13,702	202,241
		14,395,687
ELECTRIC UTILITIES – 2.3%
Allegheny Energy, Inc. (a)	4,762	246,386
Ameren Corp.	5,928	290,531
American Electric Power Co., Inc.	11,461	516,203
CenterPoint Energy, Inc.	9,219	160,411
Consolidated Edison, Inc.	7,775	350,808
DTE Energy Co.	5,060	243,993
Dynegy, Inc., Class A (a)	11,207	105,794
Edison International	9,364	525,508
Entergy Corp.	5,669	608,567
Exelon Corp.	19,333	1,403,576
FirstEnergy Corp.	8,761	567,099
FPL Group, Inc.	11,681	662,780
PG&E Corp.	10,102	457,621
Pinnacle West Capital Corp.	2,881	114,808
PPL Corp.	11,068	517,872
Progress Energy, Inc.	7,306	333,081
Southern Co. (The)	21,608	740,938
TECO Energy, Inc.	6,023	103,475
TXU Corp.	13,196	888,091
Xcel Energy, Inc.	11,752	240,563
		9,078,105
ELECTRICAL EQUIPMENT – 0.4%
Cooper Industries, Ltd., Class A	5,260	300,293
Emerson Electric Co.	22,857	1,069,708
Rockwell Automation, Inc.	4,603	319,632
		1,689,633
ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.2%
Agilent Technologies, Inc. (a)	11,254	432,604
Jabil Circuit, Inc.	4,996	110,262
Molex, Inc.	4,082	122,501
Solectron Corp. (a)	25,205	92,754
Tektronix, Inc.	2,348	79,221
		837,342
ENERGY EQUIPMENT & SERVICES – 1.9%
Baker Hughes, Inc.	9,206	774,501
BJ Services Co.	8,430	239,749
ENSCO International, Inc.	4,285	261,428
Halliburton Co.	26,271	906,349
Nabors Industries, Ltd. (a)	8,091	270,078
National-Oilwell Varco, Inc. (a)	5,104	532,041
Noble Corp.	3,852	375,647
Rowan Cos., Inc.	3,180	130,316
Schlumberger, Ltd.	33,873	2,877,173
Transocean, Inc. (a)	8,281	877,620
		7,244,902
FOOD & STAPLES RETAILING – 2.3%
Costco Wholesale Corp.	12,837	751,221
CVS Corp.	44,362	1,616,995
Kroger Co. (The)	20,347	572,361
Safeway, Inc.	12,692	431,909
Supervalu, Inc.	5,972	276,623
Sysco Corp.	17,761	585,936
Wal-Mart Stores, Inc.	69,674	3,352,016
Walgreen Co.	28,765	1,252,428
Whole Foods Market, Inc.	4,063	155,613
		8,995,102
FOOD PRODUCTS – 1.5%
Archer-Daniels-Midland Co.	18,760	620,768
Campbell Soup Co.	6,236	242,019

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 4

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
FOOD PRODUCTS (continued)
ConAgra Foods, Inc.	14,315	$384,501
Dean Foods Co.	3,618	115,306
General Mills, Inc.	9,955	581,571
H.J. Heinz Co.	9,336	443,180
Hershey Foods Corp.	4,927	249,405
Kellogg Co.	7,199	372,836
Kraft Foods, Inc., Class A	46,104	1,625,166
McCormick & Co., Inc.	3,741	142,831
Sara Lee Corp.	21,113	367,366
Tyson Foods, Inc., Class A	7,265	167,386
Wm Wrigley Jr. Co.	6,196	342,701
		5,655,036
GAS UTILITIES – 0.1%
KeySpan Corp.	5,051	212,041
Nicor, Inc.	1,252	53,736
NiSource, Inc.	7,877	163,132
		428,909
HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%
Bausch & Lomb, Inc.	1,514	105,132
Baxter International, Inc.	18,725	1,054,966
Becton, Dickinson & Co.	7,041	524,555
Biomet, Inc.	7,055	322,555
Boston Scientific Corp. (a)	34,103	523,140
C.R. Bard, Inc.	2,968	245,246
Hospira, Inc. (a)	4,478	174,821
Medtronic, Inc.	33,097	1,716,410
Millipore Corp. (a)	1,551	116,465
PerkinElmer, Inc.	3,442	89,699
St. Jude Medical, Inc. (a)	9,723	403,407
Stryker Corp.	8,583	541,501
Thermo Fisher Scientific Inc. (a)	12,126	627,157
Varian Medical Systems, Inc. (a)	3,663	155,714
Waters Corp. (a)	2,900	172,144
Zimmer Holdings, Inc. (a)	6,805	577,676
		7,350,588
HEALTH CARE PROVIDERS & SERVICES – 2.2%
Aetna, Inc.	14,842	733,195
AmerisourceBergen Corp.	5,492	271,689
Cardinal Health, Inc.	11,055	780,925
CIGNA Corp.	8,271	431,912
Coventry Health Care, Inc. (a)	4,446	256,312
Express Scripts, Inc. (a)	7,830	391,578
Humana, Inc. (a)	4,829	294,134
IMS Health, Inc.	5,640	181,213
Laboratory Corp. of America Holdings (a)	3,392	265,458
Manor Care, Inc.	2,103	137,305
McKesson Corp.	8,490	506,344
Medco Health Solutions, Inc. (a)	8,031	626,338
Patterson Cos., Inc. (a)	3,998	149,005
Quest Diagnostics, Inc.	4,541	234,543
Tenet Healthcare Corp. (a)	13,595	88,503
UnitedHealth Group, Inc.	38,515	1,969,657
WellPoint, Inc. (a)	17,637	1,407,962
		8,726,073
HOME BUILDERS – 0.0%
D.R. Horton, Inc.	7,854	156,530

HOTELS, RESTAURANTS & LEISURE – 1.5%
Carnival Corp.	12,715	620,110
Darden Restaurants, Inc.	3,972	174,728
Harrah’s Entertainment, Inc.	5,365	457,420
Hilton Hotels Corp.	11,202	374,931
International Game Technology	9,431	374,411
Marriott International, Inc., Class A	9,438	408,099
McDonald’s Corp.	34,313	1,741,728
Starbucks Corp. (a)	21,291	558,676
Starwood Hotels & Resorts Worldwide, Inc.	6,182	414,627
Wendy’s International, Inc.	2,415	88,751
Wyndham Worldwide Corp. (a)	5,360	194,354
Yum! Brands, Inc.	15,054	492,567
		5,900,402
HOUSEHOLD DURABLES – 0.5%
Black & Decker Corp. (The)	1,840	162,490
Centex Corp.	3,330	133,533
Fortune Brands, Inc.	4,390	361,604
Harman International Industries, Inc.	1,872	218,650
KB Home	2,124	83,622
Leggett & Platt, Inc.	5,091	112,256
Lennar Corp., Class A	4,001	146,277
Newell Rubbermaid	8,016	235,911
Pulte Homes, Inc.	5,924	132,994
Snap-On, Inc.	1,579	79,755
Stanley Works (The)	2,396	145,437
Whirlpool Corp.	2,268	252,202
		2,064,731
HOUSEHOLD PRODUCTS – 2.0%
Clorox Co. (The)	4,361	270,818
Colgate-Palmolive Co.	14,701	953,360
Kimberly-Clark Corp.	13,109	876,861
Procter & Gamble Co. (The)	90,505	5,538,001
		7,639,040
INDUSTRIAL CONGLOMERATES – 4.0%
3M Co.	20,699	1,796,466
General Electric Co.	295,698	11,319,320
Textron, Inc.	3,605	396,947
Tyco International, Ltd.	56,979	1,925,320
		15,438,053
INSURANCE – 4.6%
ACE, Ltd.	9,356	584,937
AFLAC, Inc.	14,058	722,581
Allstate Corp. (The)	17,457	1,073,780
Ambac Financial Group, Inc.	2,929	255,379
American International Group, Inc.	74,562	5,221,577
Aon Corp.	8,378	356,987
Assurant, Inc.	2,800	164,976
Chubb Corp. (The)	11,539	624,721
Cincinnati Financial Corp.	4,934	214,136
Genworth Financial, Inc., Class A	12,023	413,591
Hartford Financial Services Group, Inc. (The)	9,101	896,539
Lincoln National Corp.	7,768	551,140
Loews Corp.	12,811	653,105
Marsh & McLennan Cos., Inc.	15,963	492,937
MBIA, Inc.	3,756	233,698
Metlife, Inc.	21,314	1,374,327
Progressive Corp. (The)	21,160	506,359
Prudential Financial, Inc.	13,439	1,306,674
SAFECO Corp.	3,051	189,955
Torchmark Corp.	2,744	183,848
Travelers Cos., Inc. (The)	19,084	1,020,994
UnumProvident Corp.	9,852	257,236
XL Capital, Ltd., Class A	5,344	450,446
		17,749,923

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 5

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc. (a)	8,938	$611,448
eBay, Inc. (a)	32,535	1,046,976
IAC/ InterActiveCorp. (a)	6,280	217,351
		1,875,775
INTERNET SOFTWARE & SERVICES – 1.1%
Google, Inc., Class A (a)	6,268	3,280,546
VeriSign, Inc. (a)	7,045	223,538
Yahoo!, Inc. (a)	34,762	943,093
		4,447,177
IT SERVICES – 0.9%
Affiliated Computer Services, Inc., Class A (a)	2,850	161,652
Automatic Data Processing, Inc.	15,900	770,673
Computer Sciences Corp. (a)	4,978	294,449
Convergys Corp. (a)	3,934	95,360
Electronic Data Systems Corp.	14,625	405,551
Fidelity National Information Services, Inc.	4,701	255,170
First Data Corp.	21,682	708,351
Fiserv, Inc. (a)	4,834	274,571
Paychex, Inc.	9,769	382,164
Unisys Corp. (a)	9,994	91,345
		3,439,286
LEISURE EQUIPMENT & PRODUCTS – 0.2%
Brunswick Corp.	2,597	84,740
Eastman Kodak Co.	8,268	230,098
Hasbro, Inc.	4,484	140,842
Mattel, Inc.	11,305	285,904
		741,584
MACHINERY – 1.7%
Caterpillar, Inc.	18,406	1,441,190
Cummins, Inc.	2,996	303,225
Danaher Corp.	6,842	516,571
Deere & Co.	6,466	780,705
Dover Corp.	5,875	300,506
Eaton Corp.	4,210	391,530
Illinois Tool Works, Inc.	11,840	641,610
Ingersoll-Rand Co., Ltd., Class A	8,581	470,410
ITT Industries, Inc.	5,223	356,626
PACCAR, Inc.	7,136	621,118
Pall Corp.	3,429	157,700
Parker-Hannifin Corp.	3,329	325,942
Terex Corp. (a)	2,963	240,892
		6,548,025
MEDIA – 3.3%
CBS Corp., Class B	21,054	701,519
Citadel Broadcasting Corp.	11	70
Clear Channel Communications, Inc.	14,266	539,540
Comcast Corp., Class A (a)	89,445	2,515,193
DIRECTV Group Inc., (The) (a)	22,159	512,095
Dow Jones & Co., Inc.	1,821	104,616
E.W. Scripps Co., Class A	2,395	109,428
Gannett Co., Inc.	6,744	370,583
Interpublic Group Cos., Inc. (The) (a)	13,068	148,975
McGraw-Hill Cos., Inc. (The)	9,895	673,652
Meredith Corp.	1,119	68,930
New York Times Co. (The), Class A	4,012	101,905
News Corp., Inc., Class A	66,945	1,419,903
Omnicon Group Inc.	9,506	503,058
Time Warner, Inc.	108,800	2,289,152
Tribune Co.	2,316	68,090
Viacom, Inc., Class B (a)	19,806	824,524
Walt Disney Co. (The)	56,955	1,944,444
		12,895,677
METAL FABRICATE / HARDWARE – 0.1%
Precision Castparts Corp.	3,954	479,857

METALS & MINING – 0.9%
Alcoa, Inc.	24,991	1,012,885
Allegheny Technologies Inc.	2,936	307,928
Freeport-McMoRan Copper & Gold, Inc., Class B	10,790	893,628
Newmont Mining Corp.	12,965	506,413
Nucor Corp.	8,671	508,554
United States Steel Corp.	3,400	369,750
		3,599,158
MULTI-LINE RETAIL – 1.1%
Big Lots, Inc. (a)	3,147	92,585
Dillard’s Inc., Class A	1,750	62,877
Dollar General Corp.	9,050	198,376
Family Dollar Stores, Inc.	4,334	148,743
J. C. Penney Co., Inc. (Holding Co.)	6,466	468,009
Kohl’s Corp. (a)	9,272	658,590
Macy’s, Inc.	13,210	525,494
Nordstrom, Inc.	6,378	326,043
Sears Holding Corp. (a)	2,366	401,037
Target Corp.	24,473	1,556,483
		4,438,237
MULTI-UTILITIES & UNREGULATED POWER – 1.0%
AES Corp. (The) (a)	19,187	419,812
CMS Energy Corp.	6,452	110,974
Constellation Energy Group, Inc.	5,193	452,674
Dominion Resources, Inc.	10,068	868,969
Duke Energy Corp.	36,198	662,423
Integrys Energy Group, Inc.	2,095	106,279
Public Service Enterprise Group, Inc.	7,265	637,722
Sempra Energy	7,582	449,082
		3,707,935
OFFICE ELECTRONICS – 0.1%
Xerox Corp. (a)	26,940	497,851
OIL & GAS – 8.9%
Anadarko Petroleum Corp.	13,333	693,183
Apache Corp.	9,518	776,574
Ashland, Inc.	1,546	98,867
Chesapeake Energy Corp.	11,768	407,173
ChevronTexaco Corp.	61,772	5,203,673
ConocoPhillips	46,975	3,687,537
Consol Energy, Inc.	5,233	241,294
Devon Energy Corp.	12,784	1,000,859
El Paso Corp.	20,126	346,771
EOG Resources, Inc.	7,030	513,612
Exxon Mobil Corp.	161,909	13,580,927
Hess Corp.	7,842	462,364
Marathon Oil Corp.	19,714	1,182,051
Murphy Oil Corp.	5,407	321,392
Occidental Petroleum Corp.	23,965	1,387,094
Peabody Energy Corp.	7,615	368,414
Questar Corp.	4,954	261,819
Smith International	5,761	337,825
Spectra Energy Corp.	18,159	471,408
Sunoco, Inc.	3,490	278,083
Valero Energy Corp.	15,778	1,165,363
Weatherford International, Ltd. (a)	9,694	535,497
Williams Cos., Inc. (The)	17,212	544,243

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 6

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
OIL & GAS (continued)
XTO Energy, Inc.	11,018	$662,182
		34,528,205
PAPER & FOREST PRODUCTS – 0.3%
International Paper Co.	12,618	492,733
MeadWestvaco Corp.	5,301	187,231
Weyerhauser Co.	6,205	489,761
		1,169,725
PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.	12,613	463,528
Estee Lauder Cos., Inc. (The), Class A	3,390	154,279
		617,807
PHARMACEUTICALS – 6.2%
Abbott Laboratories	44,272	2,370,766
Allergan, Inc.	8,838	509,422
Barr Pharmaceuticals, Inc. (a)	3,154	158,426
Bristol-Myers Squibb Co.	56,565	1,785,191
Eli Lilly & Co.	28,356	1,584,533
Forest Laboratories, Inc. (a)	9,135	417,013
Johnson & Johnson	83,251	5,129,927
King Pharmaceuticals, Inc. (a)	7,003	143,281
Merck & Co., Inc.	62,290	3,102,042
Mylan Laboratories, Inc.	7,139	129,859
Pfizer, Inc.	201,716	5,157,878
Schering-Plough Corp.	42,807	1,303,045
Watson Pharmaceuticals, Inc. (a)	2,857	92,938
Wyeth	38,662	2,216,879
		24,101,200
REAL ESTATE – 1.2%
Apartment Investment & Management Co., Class A	2,720	137,142
Archstone-Smith Trust	6,406	378,659
AvalonBay Communities, Inc.	2,289	272,116
Boston Properties, Inc.	3,420	349,285
CB Richard Ellis Group, Inc. (a)	5,389	196,698
Developers Diversified Realty Corp.	3,591	189,282
Equity Residential	8,356	381,284
General Growth Properties, Inc.	7,000	370,650
Host Hotels & Resorts, Inc.	15,004	346,892
Kimco Realty Corp.	6,518	248,140
Plum Creek Timber Co., Inc.	5,080	211,633
Prologis	7,374	419,581
Public Storage, Inc.	3,528	271,021
Simon Property Group, Inc.	6,420	597,317
Vornado Realty Trust	3,753	412,230
		4,781,930
ROAD & RAIL – 0.8%
Burlington Northern Santa Fe Corp.	10,235	871,408
CSX Corp.	12,564	566,385
Norfolk Southern Corp.	11,301	594,094
Union Pacific Corp.	7,781	895,982
		2,927,869
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%
Advanced Micro Devices, Inc. (a)	15,471	221,235
Altera Corp.	10,205	225,837
Analog Devices, Inc.	9,401	353,854
Applied Materials, Inc.	39,719	789,217
Broadcom Corp., Class A (a)	13,372	391,131
Intel Corp.	166,988	3,967,635
KLA-Tencor Corp.	5,568	305,962
Linear Technology Corp.	7,295	263,933
LSI Logic Corp. (a)	22,140	166,271
Maxim Integrated Products, Inc.	9,217	307,940
MEMC Electronic Materials, Inc. (a)	6,449	394,163
Micron Technology, Inc. (a)	21,738	272,377
National Semiconductor Corp.	7,907	223,531
Novellus Systems, Inc. (a)	3,506	99,465
NVIDIA Corp. (a)	10,430	430,863
Teradyne, Inc. (a)	5,452	95,846
Texas Instruments, Inc.	41,207	1,550,619
Xilinx, Inc.	8,561	229,178
		10,289,057
SOFTWARE – 3.2%
Adobe Systems, Inc. (a)	16,900	678,535
Autodesk, Inc. (a)	6,645	312,847
BMC Software, Inc. (a)	5,862	177,619
CA, Inc.	11,822	305,362
Citrix Systems, Inc. (a)	5,190	174,747
Compuware Corp. (a)	8,770	104,012
Electronic Arts, Inc. (a)	8,911	421,669
Intuit, Inc. (a)	9,845	296,138
Microsoft Corp.	241,969	7,130,826
Novell, Inc. (a)	9,451	73,623
Oracle Corp. (a)	113,772	2,242,446
Symantec Corp. (a)	25,778	520,716
		12,438,540
SPECIALTY RETAIL – 1.8%
Abercrombie & Fitch Co., Class A	2,500	182,450
AutoNation, Inc. (a)	4,197	94,181
AutoZone, Inc. (a)	1,357	185,393
Bed Bath & Beyond, Inc. (a)	7,900	284,321
Best Buy Co., Inc.	11,635	543,005
Circuit City Stores, Inc.	3,838	57,877
Gap, Inc. (The)	15,237	291,027
Home Depot, Inc. (The)	56,740	2,232,719
Limited Brands, Inc.	9,836	269,998
Lowe’s Cos., Inc.	43,257	1,327,557
Office Depot, Inc. (a)	7,946	240,764
OfficeMax, Inc.	2,165	85,085
RadioShack Corp.	3,896	129,113
Sherwin-Williams Co. (The)	3,111	206,788
Staples, Inc.	20,556	487,794
Tiffany & Co.	3,930	208,526
TJX Cos., Inc. (The)	13,073	359,508
		7,186,106
TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Coach, Inc. (a)	10,667	505,509
Jones Apparel Group, Inc.	3,129	88,394
Liz Claiborne, Inc.	3,004	112,049
NIKE, Inc., Class B	10,896	635,128
Polo Ralph Lauren Corp.	1,761	172,772
V.F. Corp.	2,510	229,866
		1,743,718
THRIFTS & MORTGAGE FINANCE – 1.3%
Countrywide Financial Corp.	17,055	619,949
Federal Home Loan Mortgage Corp.	19,013	1,154,089
Federal National Mortgage Corp.	27,966	1,827,019
Hudson City Bancorp, Inc.	13,600	166,192
MGIC Investment Corp.	2,387	135,725
Sovereign Bancorp, Inc.	10,378	219,391
Washington Mutual, Inc.	25,552	1,089,537
		5,211,902
TOBACCO – 1.2%
Altria Group, Inc.	60,450	4,239,963
Reynolds American, Inc.	4,917	320,589

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 7

E*TRADE S&P 500 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
TOBACCO (continued)
UST, Inc.	4,603	$247,227
		4,807,779
TRADING COMPANIES & DISTRIBUTORS – 0.0%
W.W. Grainger, Inc.	2,041	189,915
TOTAL COMMON STOCKS (Cost $306,740,536)		383,913,944

	SHARES/ PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 1.6%
BlackRock Liquidity Funds TempCash Portfolio	5,433,171	5,433,171
U.S. Treasury Bill 4.98%(c), 08/02/07(d)	$750,000	746,993
TOTAL SHORT-TERM INVESTMENTS (Cost $6,179,977)		6,180,164
TOTAL INVESTMENTS - 100.1% (Cost $312,920,513)		390,094,108
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.1%)		(273,871)
TOTAL NET ASSETS - 100.0%		$389,820,237

(a)   Non-income producing.

(b)   Affiliated Issuers.

(c)   Yield to Maturity.

(d)   See Note 6 regarding futures contracts.

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS
OIL & GAS	$34,528,205	8.9%
PHARMACEUTICALS	24,101,200	6.2%
COMMERCIAL BANKS	20,757,119	5.3%
INSURANCE	17,749,923	4.6%
COMPUTERS & PERIPHERALS	15,438,666	4.0%
INDUSTRIAL CONGLOMERATES	15,438,053	4.0%
DIVERSIFIED TELECOMMUNICATIONS SERVICES	14,395,687	3.7%
CAPITAL MARKETS	14,287,921	3.7%
DIVERSIFED FINANCIAL SERVICES	13,755,823	3.5%
MEDIA	12,895,677	3.3%
SOFTWARE	12,438,540	3.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,289,057	2.6%
COMMUNICATIONS EQUIPMENT	10,198,131	2.6%
AEROSPACE & DEFENSE	9,698,246	2.5%
ELECTRIC UTILITIES	9,078,105	2.3%
FOOD & STAPLES RETAILING	8,995,102	2.3%
HEALTH CARE PROVIDERS & SERVICES	8,726,073	2.2%
BEVERAGES	7,930,297	2.0%
HOUSEHOLD PRODUCTS	7,639,040	2.0%
HEALTH CARE EQUIPMENT & SUPPLIES	7,350,588	1.9%
ENERGY EQUIPMENT & SERVICES	7,244,902	1.9%
SPECIALTY RETAIL	7,186,106	1.8%
MACHINERY	6,548,025	1.7%
CHEMICALS	6,064,277	1.6%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	5,906,293	1.5%
HOTELS, RESTAURANTS & LEISURE	5,900,402	1.5%
FOOD PRODUCTS	5,655,036	1.5%
THRIFTS & MORTGAGE FINANCE	5,211,902	1.3%
TOBACCO	4,807,779	1.2%
REAL ESTATE	4,781,930	1.2%
BIOTECHNOLOGY	4,596,065	1.2%
INTERNET SOFTWARE & SERVICES	4,447,177	1.1%
MULTI-LINE RETAIL	4,438,237	1.1%
MULTI-UTILITIES & UNREGULATED POWER	3,707,935	1.0%
METALS & MINING	3,599,158	0.9%
IT SERVICES	3,439,286	0.9%
CONSUMER FINANCE	3,702,403	0.9%
AIR FREIGHT & LOGISTICS	3,551,603	0.9%
COMMERICIAL SERVICES & SUPPLIES	3,003,050	0.8%
ROAD & RAIL	2,927,869	0.8%
HOUSEHOLD DURABLES	2,064,731	0.5%
INTERNET & CATALOG RETAIL	1,875,775	0.5%
TEXTILES, APPAREL & LUXURY GOODS	1,743,718	0.4%
ELECTRICAL EQUIPMENT	1,689,633	0.4%
AUTOMOBILES	1,564,899	0.4%
PAPER & FOREST PRODUCTS	1,169,725	0.3%
AUTO COMPONENTS	862,508	0.2%
ELECTRONIC EQUIPMENT & INSTRUMENTS	837,342	0.2%
LEISURE EQUIPMENT & PRODUCTS	741,584	0.2%
CONTAINERS & PACKAGING	706,370	0.2%
PERSONAL PRODUCTS	617,807	0.2%
BUILDING PRODUCTS	608,920	0.2%
OFFICE ELECTRONICS	497,851	0.1%
METAL FABRICATE / HARDWARE	479,857	0.1%
GAS UTILITIES	428,909	0.1%
AIRLINE	334,610	0.1%
CONSTRUCTION MATERIALS	313,611	0.1%
CONSTRUCTION & ENGINEERING	282,212	0.1%
DISTRIBUTORS	242,842	0.1%
TRADING COMPANIES & DISTRIBUTORS	189,915	0.0%
HOME BUILDERS	156,530	0.0%
	$389,820,237	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE S&P 500 Index Fund - 8

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMON STOCKS – 98.6%
ADVERTISING – 0.3%
Catalina Marketing Corp.	3,585	$112,927
Gaiam, Inc. (a)	1,531	27,910
Greenfield Online, Inc. (a)	2,001	31,836
inVentiv Health, Inc. (a)	3,066	112,246
Marchex, Inc.	2,580	42,106
ValueVision Media, Inc., Class A (a)	2,827	32,002
		359,027
AEROSPACE/DEFENSE – 1.1%
AAR Corp. (a)	3,674	121,279
Aerovironment, Inc. (a)	671	13,829
ARGON ST, Inc. (a)	1,184	27,481
Curtiss-Wright Corp.	4,363	203,359
Esterline Technologies Corp. (a)	2,520	121,741
GenCorp., Inc. (a)	5,173	67,611
HEICO Corp.	2,518	105,957
Innovative Solutions & Support (a)	1,133	26,308
Kaman Corp.	2,245	70,022
Moog, Inc., Class A (a)	3,732	164,619
MTC Technologies, Inc. (a)	870	21,367
Orbital Sciences Corp. (a)	5,846	122,825
Sequa Corp., Class A (a)	711	79,632
Teledyne Technologies, Inc. (a)	3,444	158,252
TransDigm Group, Inc. (a)	865	34,998
Triumph Group, Inc.	1,622	106,192
Industrial Corp.	785	47,084
		1,492,556
AGRICULTURE – 0.2%
Alico, Inc.	359	21,896
Alliance One International, Inc. (a)	9,425	94,721
Andersons, Inc. (The)	1,434	65,003
Cadiz Inc. (a)	1,096	24,627
Maui Land & Pineapple Co., Inc. (a)	408	14,986
Tejon Ranch Co. (a)	1,030	45,526
		266,759
AIRLINES – 0.5%
Airtran Holdings, Inc. (a)	9,014	98,433
Alaska Air Group, Inc. (a)	4,198	116,956
Allegiant Travel Co. (a)	502	15,432
ExpressJet Holdings, Inc. (a)	4,999	29,894
JetBlue Airways Corp. (a)	17,591	206,694
Midwest Air Group, Inc. (a)	2,267	34,050
Pinnacle Airlines Corp. (a)	1,814	34,013
Republic Airways Holdings, Inc. (a)	3,357	68,315
SkyWest, Inc.	6,358	151,511
		755,298
APPAREL – 1.1%
Carter’s, Inc. (a)	5,756	149,311
Cherokee, Inc.	719	26,272
Columbia Sportswear Co.	1,362	93,542
Deckers Outdoor Corp. (a)	1,259	127,033
G-III Apparel Group, Ltd. (a)	1,199	18,932
Gymboree Corp. (a)	3,222	126,979
Heelys, Inc. (a)	644	16,654
Iconix Brand Group, Inc. (a)	4,995	110,989
K-Swiss, Inc., Class A	2,383	67,510
Maidenform Brands, Inc. (a)	2,119	42,083
Oxford Industries, Inc.	1,419	62,918
Perry Ellis International, Inc. (a)	1,010	32,492
Quiksilver, Inc. (a)	12,249	173,078
Skechers U.S.A., Inc., Class A (a)	1,880	54,896
Stride Rite Corp.	3,471	70,323
Timberland Co., Class A (a)	4,651	117,159
True Religion Apparel, Inc. (a)	1,245	25,311
Volcom, Inc. (a)	1,350	67,676
Warnaco Group, Inc. (The) (a)	4,561	179,430
Weyco Group, Inc.	611	16,454
		1,579,042
AUTO MANUFACTURERS – 0.3%
A.S.V., Inc. (a)	1,938	33,489
CLARCOR, Inc.	5,052	189,096
Force Protection, Inc. (a)	6,705	138,391
Smith (A.O.) Corp.	2,027	80,857
Wabash National Corp.	2,815	41,184
		483,017
AUTO PARTS & EQUIPMENT – 1.1%
Accuride Corp. (a)	2,100	32,361
Aftermarket Technology Corp. (a)	2,014	59,776
American Axle & Manufacturing Holdings	4,407	130,535
Amerigon, Inc. (a)	1,993	35,854
ArvinMeritor, Inc.	7,034	156,155
Commercial Vehicle Group, Inc. (a)	2,059	38,359
Cooper Tire & Rubber Co.	6,076	167,819
Exide Technologies (a)	5,598	52,061
Hayes Lemmerz International, Inc. (a)	8,764	46,887
Keystone Automotive Industries, Inc. (a)	1,508	62,386
Lear Corp. (a)	7,555	269,034
Miller Industries, Inc. (TN) (a)	902	22,640
Modine Manufacturing Co.	2,989	67,551
Noble International, Ltd.	1,084	22,157
Spartan Motors, Inc.	2,968	50,524
Standard Motor Products, Inc.	1,451	21,809
Superior Industries International, Inc.	2,105	45,805
Tenneco Automotive, Inc. (a)	4,560	159,782
Titan International, Inc.	2,242	70,870
Visteon Corp. (a)	12,772	103,453
		1,615,818
BANKS – 7.7%
1st Source Corp.	1,180	29,406
Abington Bancorp, Inc.	987	9,428
Alabama National Bancorp	1,676	103,644
AMCORE Financial, Inc.	2,138	61,981
Americanwest Bancorp	1,666	30,371
Ameris Bancorp	1,203	27,031
Anchor Bancorp Wisconsin, Inc.	1,845	48,321
Apollo Investment Corp.	9,885	212,734
Ares Capital Corp.	6,845	115,338
BancFirst Corp.	735	31,473
Banco Latinoamericano de Exportaciones, SA	2,509	47,169
Bancorp, Inc. (a)	982	21,958
Bank Mutual Corp.	5,102	58,826
Bank of the Ozarks, Inc.	1,097	30,573
BankAtlantic Bancorp, Inc., Class A	4,130	35,559
BankFinancial Corp.	2,137	33,017
BankUnited Financial Corp., Class A	2,945	59,106
Banner Corp.	1,187	40,429
Berkshire Hills Bancorp, Inc.	798	25,145
Boston Private Financial Holdings, Inc.	3,649	98,049
Brookline Bancorp, Inc.	5,815	66,931
Capital City Bank Group, Inc.	1,170	36,668
Capital Corp of The West	879	21,061
Capital Southwest Corp.	280	43,621
Capitol Bancorp, Ltd.	1,310	35,802

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 9

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
BANKS (continued)
Cascade Bancorp	2,070	$47,900
Cass Information Systems, Inc.	549	19,907
Cathay General Bancorp	5,042	169,109
Centennial Bank Holdings, Inc. (a)	5,090	43,112
Center Financial Corp.	926	15,668
Central Pacific Financial Corp.	3,028	99,954
Chemical Financial Corp.	2,288	59,191
Chittenden Corp.	4,542	158,743
Citizens Banking Corp.	7,459	136,500
City Bank	1,199	37,780
City Holding Co.	1,582	60,638
Clifton Savings Bancorp, Inc.	1,236	13,398
CoBiz, Inc.	1,705	30,895
Columbia Banking System, Inc.	1,490	43,583
Community Bancorp (Nevada) (a)	960	26,861
Community Bank System, Inc. (California)	2,775	55,555
Community Banks, Inc.	2,438	78,552
Community Trust Bancorp, Inc.	1,420	45,866
Corus Bankshares, Inc.	3,589	61,946
CVB Financial Corp.	6,116	68,010
Dime Community Bancshares	2,320	30,601
Downey Financial Corp.	2,080	137,238
Enterprise Financial Services Corp.	872	21,678
First Bancorp North Carolina	1,099	20,584
First Bancorp Puerto Rico	8,202	90,140
First Busey Corp., Class A	1,411	28,206
First Charter Corp.	3,241	63,102
First Commonwealth Financial Corp.	6,899	75,337
First Community Bancorp	2,549	145,828
First Community Bancshares, Inc.	926	28,882
First Financial Bancorp	3,061	45,884
First Financial Bankshares, Inc.	1,914	74,282
First Financial Corp.	1,217	35,731
First Financial Holdings, Inc.	1,100	35,981
First Indiana Corp.	1,182	26,146
First Merchants Corp.	1,689	40,587
First Midwest Bancorp, Inc.	4,898	173,928
First Niagara Financial Group, Inc.	10,611	139,004
First Place Financial Corp.	1,617	34,151
First Regional Bancorp (California) (a)	756	19,233
First Republic Bank	3,069	164,683
First South Bancorp, Inc. (North Carolina)	769	20,686
First State Bancorp	1,885	40,132
FirstFed Financial Corp. (a)	1,627	92,300
FirstMerit Corp.	7,927	165,912
Flagstar Bancorp, Inc.	4,102	49,429
Flushing Financial Corp.	1,947	31,269
FNB Corp.	5,947	99,553
Franklin Bank Corp. (a)	2,287	34,076
Fremont General Corp.	6,248	67,228
Frontier Financial Corp.	3,858	86,921
Glacier Bancorp, Inc.	5,191	105,637
Great Southern Bancorp, Inc.	972	26,293
Greater Bay Bancorp	5,035	140,174
Greene County Bancshares, Inc.	805	25,164
Hancock Holding Co.	2,635	98,944
Hanmi Financial Corp.	3,746	63,907
Harleysville National Corp.	2,671	43,057
Heartland Financial USA, Inc.	1,171	28,455
Heritage Commerce Corp.	1,098	26,001
Home Bancshares, Inc., Cornway, AR	1,057	23,835
Horizon Financial Corp.	1,147	24,993
IBERIABANK Corp.	1,070	52,911
Independent Bank Corp. (Massachusetts)	1,309	38,668
Independent Bank Corp. (Michigan)	2,082	35,831
Integra Bank Corp.	1,915	41,115
International Bancshares Corp.	5,047	129,304
Investors Bancorp, Inc. (a)	4,708	63,228
Irwin Financial Corp.	1,735	25,973
ITLA Capital Corp.	514	26,790
K-Fed Bancorp	452	7,092
Kearny Financial Corp.	2,024	27,284
KNBT Bancorp, Inc.	2,543	37,382
Lakeland Bancorp, Inc.	1,765	23,475
Lakeland Financial Corp.	1,119	23,801
Macatawa Bank Corp.	1,411	22,449
MAF Bancorp, Inc.	3,246	176,128
MainSource Financial Group, Inc.	1,749	29,366
MB Financial, Inc.	3,594	124,856
Midwest Banc Holdings, Inc.	1,758	25,491
Nara Bancorp, Inc.	1,968	31,350
NASB Financial, Inc.	367	12,350
National Penn Bancshares, Inc.	4,692	78,263
NBT Bancorp, Inc.	3,136	70,748
NewAlliance Bancshares, Inc.	11,177	164,525
Northwest Bancorp, Inc.	1,690	44,177
Old National Bancorp (Indiana)	6,544	108,696
Old Second Bancorp, Inc.	1,258	36,683
Omega Financial Corp.	1,168	31,408
Oriental Financial Group, Inc.	1,947	21,242
Oritani Financial Corp. (a)	1,219	17,420
Pacific Capital Bancorp	4,632	124,971
Park National Corp.	1,192	101,070
Partners Trust Financial Group, Inc.	4,020	42,210
Peoples Bancorp, Inc.	983	26,610
PFF Bancorp, Inc.	2,214	61,837
Pinnacle Financial Partners, Inc. (a)	1,498	43,981
Preferred Bank (California)	850	34,000
Premierwest Bancorp	1	10
PrivateBancorp, Inc.	1,737	50,026
Prosperity Bancshares, Inc.	3,499	114,627
Provident Bankshares Corp.	3,176	104,109
Provident Financial Services, Inc.	6,497	102,393
Provident New York Bancorp	4,010	54,175
Renasant Corp.	1,741	39,590
Republic Bancorp, Inc., Class A	874	14,500
Rockville Financial, Inc.	811	12,246
Roma Financial Corp. (a)	941	15,592
Royal Bancshares of Pennsylvania, Class A	446	8,791
S&T Bancorp, Inc.	2,443	80,375
Sanders Morris Harris Group, Inc.	1,569	18,263
Sandy Spring Bancorp, Inc.	1,446	45,462
Santander BanCorp	406	6,033
SCBF Financial Corp.	845	30,758
Seacoast Banking Corp. of Florida	1,342	29,189
Security Bank Corp.	1,483	29,808
Sierra Bancorp	699	19,712
Signature Bank (a)	2,923	99,674
Simmons First National Corp., Class A	1,323	36,502
South Financial Group, Inc. (The)	7,305	165,385
Southside Bancshares, Inc.	1,024	22,236
Southwest Bancorp, Inc.	1,312	31,540
Sterling Bancorp (New York)	1,742	27,924
Sterling Bancshares, Inc.	7,331	82,914

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 10

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
BANKS (continued)
Sterling Financial Corp. (Pennsylvania)	2,486	$26,153
Sterling Financial Corp. (Washington)	5,050	146,147
Suffolk Bancorp	955	30,484
Sun Bancorp, Inc. (New Jersey) (a)	1,346	22,707
Superior Bancorp (a)	3,205	32,787
Susquehanna Bancshares, Inc.	5,137	114,915
SVB Financial Group (a)	3,377	179,352
SY Bancorp, Inc.	1,140	27,086
Taylor Capital Group, Inc.	563	15,499
Texas Capital Bancshares, Inc. (a)	2,160	48,276
TierOne Corp.	1,665	50,116
Tompkins Trustco, Inc.	615	23,001
TriCo Bancshares	1,279	28,598
TrustCo Bank Corp. (New York)	6,927	68,439
Trustmark Corp.	4,821	124,671
UCBH Holdings, Inc.	9,842	179,813
UMB Financial Corp.	3,050	112,453
Umpqua Holdings Corp.	6,034	141,859
Union Bankshares Corp.	1,227	28,466
United Bankshares, Inc.	3,543	112,667
United Community Banks, Inc.	3,614	93,566
United Community Financial Corp.	2,516	25,110
United Security Bancshares (California)	754	15,367
Univest Corp. of Pennsylvania	1,196	26,934
USB Holding Co., Inc.	1,093	20,833
ViewPoint Financial Group	1,096	18,862
Vineyard National Bancorp	1	18
Virginia Commerce Bancorp (a)	1,590	26,887
W Holding Co., Inc.	10,292	27,171
Washington Trust Bancorp, Inc.	1,067	26,899
Wauwatosa Holdings, Inc. (a)	969	16,027
WesBanco, Inc.	1,927	56,846
West Coast Bancorp	1,511	45,919
Westamerica Bancorp	2,960	130,950
Western Alliance Bancorp (a)	1,528	45,611
Westfield Financial, Inc.	953	9,501
Wilshire Bancorp, Inc.	1,625	19,793
Wintrust Financial Corp.	2,378	104,275
WSFS Financial Corp.	548	35,856
Yardville National Bancorp	904	30,872
		10,817,286
BEVERAGES – 0.1%
Boston Beer Co., Inc., Class A (a)	871	34,274
Coca-Cola Bottling Co. Consolidated	548	27,564
Farmer Brothers Co.	620	14,031
Green Mountain Coffee Roasters, Inc. (a)	529	41,653
Jones Soda Co. (a)	2,347	32,905
National Beverage Corp.	928	10,681
Peet’s Coffee & Tea, Inc. (a)	1,282	31,576
		192,684
BIOTECHNOLOGY – 2.0%
Acorda Therapeutics, Inc. (a)	1,958	33,403
Advanced Magnetics, Inc. (a)	1,403	81,598
Affymax, Inc. (a)	426	11,485
Affymetrix, Inc. (a)	6,759	168,231
Alexion Pharmaceuticals, Inc. (a)	3,587	161,630
American Oriental Bioengineering, Inc. (a)	4,364	38,840
Applera Corp. - Celera Genomics Group (a)	7,768	96,323
Arena Pharmaceuticals, Inc. (a)	5,621	61,775
Ariad Pharmaceuticals, Inc. (a)	6,050	33,214
ArQule, Inc. (a)	3,011	21,228
Bio-Rad Laboratories, Inc., Class A (a)	1,840	139,049
BioMimetic Therapeutics, Inc. (a)	988	15,442
Cambrex Corp.	2,643	35,073
CryoLife, Inc. (a)	2,074	26,983
Cytokinetics, Inc. (a)	3,111	17,577
Encysive Pharmaceuticals, Inc. (a)	5,794	10,313
Enzo Biochem, Inc. (a)	2,862	42,787
Enzon Pharmaceuticals, Inc. (a)	4,060	31,871
Exelixis, Inc. (a)	9,536	115,386
Genomic Health, Inc. (a)	1,259	23,669
GenVec, Inc. (a)	6,109	14,356
GTx, Inc. (a)	1,553	25,143
Halozyme Therapeutics, Inc. (a)	5,938	54,808
Human Genome Sciences, Inc. (a)	13,228	117,994
Illumina, Inc. (a)	5,281	214,356
Immunomedics, Inc. (a)	5,354	22,219
Incyte Corp. (a)	7,906	47,436
Integra LifeSciences Holdings Corp. (a)	1,773	87,622
InterMune, Inc. (a)	2,541	65,914
Keryx Biopharmaceuticals, Inc. (a)	4,213	41,161
Kosan Biosciences, Inc. (a)	3,921	20,468
Lifecell Corp. (a)	3,339	101,973
Martek Biosciences Corp. (a)	3,177	82,507
Maxygen, Inc. (a)	2,249	19,274
Medivation, Inc. (a)	1,967	40,186
Molecular Insight Pharmaceuticals, Inc. (a)	501	4,729
Momenta Pharmaceuticals, Inc. (a)	2,320	23,386
Myriad Genetics, Inc. (a)	4,241	157,723
Nektar Therapeutics (a)	9,032	85,714
Northstar Neuroscience, Inc. (a)	1,801	20,946
Omrix Biopharmaceuticals, Inc. (a)	1,263	39,734
Orexigen Therapeutics, Inc. (a)	672	10,093
PRA International (a)	1,955	49,461
Regeneration Technologies, Inc. (a)	2,746	30,892
Regeneron Pharmaceuticals, Inc. (a)	6,270	112,358
Savient Pharmaceuticals, Inc. (a)	4,897	60,821
Seattle Genetics, Inc. (WA) (a)	3,848	37,749
SuperGen, Inc. (a)	4,588	25,509
Telik, Inc. (a)	4,848	16,386
Tercica, Inc. (a)	3,039	15,499
XOMA, Ltd. (a)	12,145	36,921
		2,849,215
BUILDING MATERIALS – 0.9%
Aaon, Inc.	868	27,646
Apogee Enterprises, Inc.	2,655	73,862
Builders FirstSource, Inc. (a)	1,423	22,853
Ceradyne, Inc. (a)	2,679	198,139
Drew Industries, Inc. (a)	1,673	55,443
Genlyte Group, Inc. (The) (a)	2,802	220,069
Goodman Global, Inc. (a)	3,469	77,081
Interline Brands, Inc. (a)	2,563	66,843
LSI Industries, Inc.	1,692	30,287
NCI Building Systems, Inc. (a)	1,986	97,970
PGT, Inc. (a)	946	10,340
Simpson Manufacturing Co., Inc.	3,634	122,611
Texas Industries, Inc.	2,690	210,923
Trex Co., Inc. (a)	1,101	21,613
Universal Forest Products, Inc.	1,539	65,038
US Concrete, Inc. (a)	3,099	26,930
		1,327,648

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 11

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
CHEMICALS – 2.2%
American Vanguard Corp.	1,642	$23,513
Arch Chemicals, Inc.	2,394	84,125
Balchem Corp.	1,615	29,345
CF Industries Holdings, Inc.	5,456	326,760
Ferro Corp.	4,275	106,576
Georgia Gulf Corp.	3,172	57,445
H.B. Fuller Co.	5,976	178,623
Hercules, Inc. (a)	11,486	225,700
Innophos Holdings, Inc.	1,916	27,399
Innospec, Inc.	1,107	65,545
Kronos Worldwide, Inc.	221	5,580
Landec Corp. (a)	2,003	26,840
Metabolix, Inc. (a)	1,331	33,315
Minerals Technologies, Inc.	1,880	125,866
Myers Industries, Inc.	2,605	57,597
Newmarket Corp.	1,410	68,202
NL Industries, Inc.	632	6,333
Olin Corp.	7,264	152,544
OM Group, Inc. (a)	2,936	155,373
Pioneer Cos., Inc. (a)	1,092	37,532
PolyOne Corp. (a)	8,575	61,654
Raven Industries, Inc.	1,475	52,672
Rockwood Holdings, Inc. (a)	3,453	126,207
Schulman (A.), Inc.	2,486	60,484
Sensient Technologies Corp.	4,631	117,581
Spartech Corp.	3,149	83,606
Stepan Co.	582	17,623
Symyx Technologies, Inc. (a)	3,188	36,694
Terra Industries, Inc. (a)	9,147	232,517
Tronox, Inc., Class B	3,905	54,865
UAP Holding Corp.	5,071	152,840
Valhi, Inc.	621	10,122
W.R. Grace & Co. (a)	6,904	169,079
Zoltek Cos., Inc. (a)	2,143	88,999
		3,059,156
COAL – 0.1%
Alpha Natural Resources, Inc. (a)	6,457	134,241
International Coal Group, Inc. (a)	11,717	70,068
		204,309
COMMERCIAL SERVICES – 6.8%
Aaron Rents, Inc.	4,553	132,948
ABM Industries, Inc.	4,268	110,157
ACCO Brands Corp. (a)	5,316	122,534
Actuant Corp., Class A	2,700	170,262
Administaff, Inc.	2,156	72,204
Advance America Cash Advance Centers, Inc.	6,575	116,641
Advisory Board (The) Co. (a)	1,779	98,841
Albany Molecular Research, Inc. (a)	2,359	35,031
Arbitron, Inc.	2,948	151,911
Arrowhead Research Corp. (a)	3,122	15,704
Bankrate, Inc. (a)	1,108	53,095
Barrett Business Services	617	15,937
BearingPoint, Inc. (a)	19,861	145,184
Bowne & Co., Inc.	2,544	49,633
Bright Horizons Family Solutions, Inc. (a)	2,577	100,271
Capella Education Co. (a)	990	45,570
CBIZ, Inc. (a)	4,376	32,164
CDI Corp.	1,187	38,221
Cenveo, Inc. (a)	5,289	122,652
Chemed Corp.	2,492	165,195
Coinmach Service Corp., Class A	2,684	35,509
Coinstar, Inc. (a)	2,739	86,224
Consolidated Graphics, Inc. (a)	971	67,271
Corinthian Colleges, Inc. (a)	8,536	139,051
Cornell Cos., Inc. (a)	980	24,069
CorVel Corp. (a)	730	19,082
CoStar Group, Inc. (a)	1,891	99,996
CPI Corp.	480	33,360
CRA International, Inc. (a)	1,069	51,526
Cross Country Healthcare, Inc. (a)	3,034	50,607
Deluxe Corp.	5,113	207,639
DeVry, Inc.	5,906	200,922
Diamond Management & Technology Consultants, Inc.	2,604	34,373
Dollar Financial Corp. (a)	1,480	42,180
Dollar Thrifty Automotive Group (a)	2,335	95,361
DynCorp International, Inc., Class A (a)	2,302	50,621
Electro Rent Corp.	1,597	23,220
Emergency Medical Services Corp., Class A (a)	856	33,495
Euronet Worldwide, Inc. (a)	4,516	131,687
Exlservice Holdings Inc. (a)	2,084	39,054
Exponent, Inc. (a)	1,376	30,781
First Advantage Corp., Class A (a)	610	14,036
Forrester Research, Inc. (a)	1,357	38,172
FTI Consulting, Inc. (a)	4,209	160,068
Gartner, Inc., Class A (a)	6,795	167,089
Geo Group, Inc. (The) (a)	4,967	144,540
Gevity HR, Inc.	2,254	43,570
Global Cash Access Holdings, Inc. (a)	4,073	65,250
Great Lakes Dredge & Dock Co. (a)	747	7,097
GSI Commerce, Inc. (a)	1,842	41,832
H&E Equipment Services, Inc. (a)	1,640	45,494
Harris Interactive, Inc. (a)	5,024	26,878
Healthcare Services Group, Inc.	2,731	80,565
Healthspring, Inc. (a)	4,711	89,792
Heartland Payment Systems, Inc.	1,505	44,142
Heidrick & Struggles International, Inc. (a)	1,772	90,797
HMS Holdings Corp. (a)	1,936	37,055
Home Solutions of America, Inc. (a)	3,635	21,737
Hudson Highland Group, Inc. (a)	2,399	51,315
Huron Consulting Group, Inc. (a)	1,837	134,119
ICT Group, Inc. (a)	747	13,976
Interactive Data Corp.	3,555	95,203
j2 Global Communications, Inc. (a)	4,863	169,719
Jackson Hewitt Tax Service, Inc.	3,183	89,474
Kelly Services, Inc., Class A	2,148	58,984
Kendle International, Inc. (a)	1,199	44,087
Kenexa Corp. (a)	2,489	93,860
Kforce, Inc. (a)	2,987	47,732
Korn/Ferry International (a)	4,206	110,450
Labor Ready, Inc. (a)	4,573	105,682
Landauer, Inc.	887	43,685
LECG Corp. (a)	2,261	34,164
Lincoln Educational Services Corp. (a)	379	5,632
Live Nation, Inc. (a)	6,455	144,463
MAXIMUS, Inc.	2,155	93,484
Mcgrath Rentcorp	2,481	83,585
Midas, Inc. (a)	1,440	32,645
Mobile Mini, Inc. (a)	3,537	103,280
Monro Muffler, Inc.	1,156	43,292
Morningstar, Inc. (a)	1,134	53,326
MPS Group, Inc. (a)	10,101	135,050
Multi-Color Corp.	500	19,655
Navigant Consulting, Co. (a)	5,724	106,237

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 12

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMERCIAL SERVICES (continued)
Net 1 UEPS Technologies, Inc. (a)	4,120	$99,498
Odyssey Marine Exploration, Inc. (a)	3,790	22,778
On Assignment, Inc. (a)	3,319	35,580
Parexel International Corp. (a)	2,741	115,287
PeopleSupport, Inc. (a)	2,289	25,980
Perficient, Inc. (a)	2,701	55,911
PharmaNet Development Group, Inc. (a)	1,684	53,686
PHH Corp. (a)	5,271	164,508
Pre-Paid Legal Services, Inc. (a)	830	53,377
Premier Exhibitions, Inc. (a)	2,696	42,489
Protection One, Inc. (a)	602	9,006
Providence Service Corp. (The) (a)	1,113	29,739
QC Holdings, Inc.	730	10,950
Rent-A-Center, Inc. (a)	6,931	181,800
Resources Connection, Inc. (a)	4,829	160,226
Rollins, Inc.	2,612	59,475
RSC Holdings, Inc. (a)	1,921	38,420
SAIC, Inc. (a)	9,741	176,020
Senomyx, Inc. (a)	2,766	37,341
Sotheby’s Holdings, Inc., Class A	6,510	299,590
Source Interlink Cos., Inc. (a)	3,216	16,016
Spherion Corp. (a)	5,200	48,828
Stamps.com, Inc. (a)	1,731	23,853
Standard Parking Corp. (a)	482	16,933
Steiner Leisure, Ltd. (a)	1,682	82,620
Stewart Enterprises, Inc., Class A	10,041	78,219
Strayer Education, Inc.	1,431	188,477
Team, Inc. (a)	730	32,828
TeleTech Holdings, Inc. (a)	4,117	133,720
TNS, Inc.	2,354	33,921
Universal Technical Institute, Inc. (a)	2,242	56,924
Valassis Communications, Inc. (a)	4,717	81,085
Vertrue, Inc. (a)	701	34,195
Viad Corp.	2,076	87,545
VistaPrint, Ltd. (a)	4,250	162,563
Volt Information Sciences, Inc. (a)	1,216	22,423
Watson Wyatt & Co. Holdings	4,213	212,672
World Fuel Services Corp.	2,811	118,231
Wright Express Corp. (a)	3,934	134,818
		9,558,928
COMPUTERS – 2.7%
3D Systems Corp. (a)	1,426	35,465
Agile Software Corp. (a)	5,278	42,541
Ansoft Corp. (a)	1,604	47,302
BISYS Group, Inc. (a)	11,946	141,321
Black Box Corp.	1,600	66,208
CACI International, Inc., Class A (a)	3,044	148,699
CIBER, Inc. (a)	5,062	41,407
COMSYS IT Partners, Inc. (a)	1,616	36,861
Comtech Group, Inc. (a)	1,812	29,916
Covansys Corp. (a)	2,742	93,036
Cray, Inc. (a)	2,993	22,837
Echelon Corp. (a)	2,859	44,686
Electronics For Imaging, Inc. (a)	5,598	157,976
Extreme Networks, Inc. (a)	10,923	44,238
Gateway, Inc. (a)	28,262	44,937
Hutchinson Technology, Inc. (a)	2,424	45,595
Hypercom Corp. (a)	4,977	29,414
iGATE Corp. (a)	2,043	16,385
IHS, Inc., Class A (a)	3,099	142,554
Imation Corp.	3,466	127,757
Immersion Corp. (a)	2,397	35,907
infoUSA, Inc.	3,116	31,846
Integral Systems, Inc.	1,020	24,796
InterVoice, Inc. (a)	3,572	29,755
Isilon Systems, Inc. (a)	836	12,891
Jack Henry & Associates, Inc.	7,756	199,717
Komag, Inc. (a)	2,559	81,606
LivePerson, Inc. (a)	3,384	18,104
Magma Design Automation, Inc. (a)	3,480	48,859
Manhattan Associates, Inc. (a)	2,486	69,384
Mentor Graphics Corp. (a)	8,394	110,549
Mercury Computer Systems, Inc. (a)	2,172	26,498
MICROS Systems, Inc. (a)	3,992	217,165
MTS Systems Corp.	1,635	73,035
Palm, Inc. (a)	10,191	163,158
Perot Systems Corp., Class A (a)	8,601	146,561
QAD, Inc.	1,415	11,744
Quantum Corp. (a)	18,075	57,298
Quest Software, Inc. (a)	6,722	108,829
Rackable Systems, Inc. (a)	2,705	33,434
Radiant Systems, Inc. (a)	2,422	32,067
RadiSys Corp. (a)	1,957	24,267
Rimage Corp. (a)	931	29,410
ScanSource, Inc. (a)	2,536	81,127
Secure Computing Corp. (a)	4,296	32,607
SI International, Inc. (a)	1,190	39,294
Sigma Designs, Inc. (a)	2,112	55,102
Silicon Graphics Inc. (a)	601	15,951
Silicon Storage Technology, Inc. (a)	8,841	32,977
Smart Modular Technologies WWH, Inc. (a)	4,623	63,612
Sonic Solutions, Inc. (a)	2,060	25,977
SonicWALL, Inc. (a)	5,967	51,257
SRA International, Inc., Class A (a)	4,068	102,758
STEC Inc. (a)	2,984	19,187
Stratasys, Inc. (a)	939	44,114
Super Micro Computer, Inc. (a)	851	8,518
SYKES Enterprises, Inc. (a)	3,033	57,597
Synaptics, Inc. (a)	2,527	90,441
Syntel, Inc.	1,161	35,283
Tyler Technologies, Inc. (a)	3,591	44,564
		3,746,381
COMPUTERS, PERIPHERAL & SOFTWARE – 0.5%
Actuate Corp. (a)	5,584	37,915
Art Technology Group, Inc. (a)	12,433	33,072
Bottomline Technologies, Inc. (a)	1,903	23,502
Digi International, Inc. (a)	2,304	33,961
DivX, Inc. (a)	2,141	32,115
ENGlobal Corp. (a)	1,494	18,152
i2 Technologies, Inc. (a)	1,427	26,599
Knot, Inc. (The) (a)	2,547	51,424
Move, Inc. (a)	9,471	42,430
Ness Technologies, Inc. (a)	3,015	39,225
Netgear, Inc. (a)	3,410	123,613
Phase Forward, Inc. (a)	3,792	63,819
Raser Technologies, Inc. (a)	2,866	21,180
Rightnow Technologies, Inc. (a)	1,665	27,323
Smith Micro Software, Inc. (a)	2,732	41,144
Ultimate Software Group, Inc. (a)	2,335	67,552
Vignette Corp. (a)	2,634	50,467
		733,493
COSMETICS / PERSONAL CARE – 0.1%
Chattem, Inc. (a)	1,671	105,908
Elizabeth Arden, Inc. (a)	2,248	54,536
Inter Parfums, Inc.	793	21,110

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 13

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COSMETICS / PERSONAL CARE (continued)
Revlon, Inc., Class A (a)	17,894	$24,515
		206,069
DISTRIBUTION / WHOLESALE – 0.8%
Beacon Roofing Supply, Inc. (a)	4,082	69,353
Bluelinx Holdings, Inc.	1,110	11,644
Brightpoint, Inc. (a)	4,690	64,675
Building Materials Holding Corp.	2,736	38,824
Central European Distribution Corp. (a)	3,481	120,512
Columbus McKinnon Corp. (NY) (a)	1,788	57,574
Comfort Systems USA, Inc.	3,776	53,544
Core-Mark Holding Co., Inc. (a)	845	30,403
Houston Wire & Cable Co. (a)	1,551	44,064
LKQ Corp. (a)	4,473	110,304
MWI Veterinary Supply, Inc. (a)	785	31,314
Nuco2, Inc. (a)	1,439	36,939
Owens & Minor, Inc.	3,990	139,411
United Stationers, Inc. (a)	2,743	182,793
Watsco, Inc.	2,255	122,672
		1,114,026
DIVERSIFED FINANCIAL SERVICES – 2.5%
Accredited Home Lenders Holding Co. (a)	2,084	28,488
Advanta Corp., Class B	3,652	113,723
Asset Acceptance Capital Corp. (a)	1,472	26,054
Asta Funding, Inc.	1,037	39,852
Calamos Asset Management, Inc.	2,189	55,929
Centerline Holding Co.	5,017	90,306
Clayton Holdings, Inc. (a)	1,105	12,586
Cohen & Steers, Inc.	1,612	70,041
CompuCredit Corp. (a)	1,876	65,698
Cowen Group, Inc. (a)	1,457	26,095
Credit Acceptance Corp. (a)	472	12,664
Delta Financial Corp.	1,524	18,700
Encore Capital Group, Inc. (a)	1,482	18,495
Epoch Holding Corp. (a)	801	10,725
eSpeed, Inc. (a)	1,902	16,433
Evercore Partners, Inc., Class A	808	24,054
FCStone Group, Inc. (a)	541	31,005
Federal Agricultural Mortgage Corp., Class C	951	32,543
Financial Federal Corp.	2,650	79,023
Friedman Billings Ramsey Group, Inc. (a)	15,878	86,694
GAMCO Investors, Inc., Class A	533	29,875
GFI Group, Inc. (a)	1,578	114,373
Gladstone Capital Corp.	1,381	29,636
Greenhill & Co., Inc.	1,876	128,900
Interactive Brokers Group, Inc. (a)	3,940	106,892
International Securities Exchange Holdings, Inc.	3,830	250,291
KBW Inc. (a)	2,883	84,703
Knight Capital Group, Inc. (a)	10,232	169,851
LaBranche & Co, Inc. (a)	4,903	36,184
Ladenburg Thalmann Financial Services, Inc. (a)	9,032	20,774
MarketAxess Holdings, Inc. (a)	2,862	51,487
MCG Capital Corp.	6,156	98,619
MVC Capital, Inc.	2,164	40,705
National Financial Partners Corp.	3,710	171,810
Nelnet, Inc., Class A	1,614	39,446
NewStar Financial, Inc. (a)	1,385	19,709
NGP Capital Resources Co.	1,614	26,986
Ocwen Financial Corp. (a)	3,345	44,589
OptionsXpress Holdings, Inc.	4,303	110,415
Penson Worldwide, Inc. (a)	1,340	32,870
Phoenix Cos., Inc. (The)	11,241	168,727
Piper Jaffray Cos. (a)	1,860	103,658
Portfolio Recovery Associates, Inc.	1,575	94,532
Resource America, Inc., Class A	1,217	25,082
S1 Corp. (a)	5,059	40,421
Stifel Financial Corp. (a)	1,473	86,745
SWS Group, Inc.	2,058	44,494
Technology Investment Capital Corp.	1,843	29,101
Thomas Weisel Partners Group, Inc. (a)	1,988	33,100
TradeStation Group, Inc. (a)	2,672	31,129
US Global Investors, Inc.	1,089	24,688
Waddell & Reed Financial, Inc.	8,267	215,025
World Acceptance Corp. (a)	1,615	69,009
WP Stewart & Co., Ltd.	2,022	22,020
		3,454,954
ELECTRIC – 1.6%
Allete, Inc.	2,526	118,848
Avista Corp.	5,197	111,995
Black Hills Corp.	3,711	147,512
Central Vermont Public Service Corp.	939	35,382
CH Energy Group, Inc.	1,453	65,341
Cleco Corp.	5,880	144,060
El Paso Electric Co. (a)	4,510	110,766
Empire District Electric Co. (The)	2,800	62,636
EnerNOC, Inc. (a)	345	13,155
IDACORP, Inc.	4,333	138,829
Integrated Electrical Services, Inc. (a)	1,233	40,652
ITC Holdings Corp.	4,187	170,118
MGE Energy, Inc.	1,999	65,307
NorthWestern Corp.	3,537	112,512
Ormat Technologies, Inc.	1,265	47,665
Otter Tail Corp.	2,928	93,901
Pike Electric Corp. (a)	1,638	36,659
PNM Resources, Inc.	7,555	209,954
Portland General Electric Co.	3,005	82,457
UIL Holdings Corp.	2,478	82,022
UniSource Energy Corp.	3,475	114,293
Westar Energy, Inc.	8,754	212,547
		2,216,611
ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%
Advanced Energy Industries, Inc. (a)	3,303	74,846
American Superconductor Corp. (a)	3,204	61,869
Belden CDT, Inc.	4,438	245,643
Coleman Cable, Inc. (a)	774	20,016
Color Kinetics, Inc. (a)	1,628	54,391
Eagle Test Systems, Inc. (a)	1,130	18,148
Encore Wire Corp.	2,153	63,384
Energy Conversion Devices, Inc. (a)	3,901	120,229
EnerSys (a)	1,973	36,106
GrafTech International Ltd. (a)	9,784	164,763
Greatbatch, Inc. (a)	2,061	66,776
Insteel Industries, Inc.	1,685	30,330
Littelfuse, Inc. (a)	2,050	69,228
Medis Technologies Ltd. (a)	2,022	29,703
Microtune, Inc. (a)	4,908	25,669
Powell Industries, Inc. (a)	727	23,090
Power-One, Inc. (a)	6,838	27,215
Superior Essex, Inc. (a)	1,883	70,330
Universal Display Corp. (a)	2,197	34,515
Vicor Corp.	1,873	24,780
		1,261,031

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 14

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
ELECTRONICS – 2.9%
Actel Corp. (a)	2,526	$35,137
Agilysys, Inc.	2,844	63,990
American Science & Engineering, Inc. (a)	846	48,095
Analogig Corp.	1,375	101,076
ATMI, Inc. (a)	3,400	102,000
Badger Meter, Inc.	1,357	38,349
Barnes Group, Inc.	4,539	143,795
Bel Fuse, Inc., Class B	1,096	37,297
Benchmark Electronics, Inc. (a)	7,155	161,846
Brady Corp.	4,965	184,400
Checkpoint Systems, Inc. (a)	3,885	98,096
Cogent, Inc. (a)	4,015	58,980
Coherent, Inc. (a)	3,094	94,398
CTS Corp.	3,309	41,892
Cubic Corp.	1,442	43,520
Cymer, Inc. (a)	3,553	142,831
Daktronics, Inc.	2,931	62,958
Diodes, Inc. (a)	1,831	76,481
Dionex Corp. (a)	1,874	133,035
EDO Corp.	1,622	53,315
Electro Scientific Industries, Inc. (a)	2,694	56,035
Excel Technology, Inc. (a)	1,119	31,265
FARO Technologies, Inc. (a)	1,353	43,107
FEI Co. (a)	3,493	113,383
Flir Systems, Inc. (a)	6,531	302,059
II-VI, Inc. (a)	2,185	59,366
Ionatron, Inc. (a)	3,022	11,786
Itron, Inc. (a)	2,956	230,391
KEMET Corp. (a)	7,743	54,588
L-1 Identity Solutions, Inc. (a)	5,834	119,305
LoJack Corp. (a)	1,745	38,896
Measurement Specialties, Inc. (a)	1,281	30,334
Methode Electronics, Inc., Class A	3,371	52,756
Multi-Fineline Electronix, Inc. (a)	772	13,248
Newport Corp. (a)	3,223	49,892
OSI Systems, Inc. (a)	1,368	37,415
OYO Geospace Corp. (a)	372	27,599
Park Electrochemical Corp.	1,862	52,471
Plexus Corp. (a)	4,564	104,926
Rofin-Sinar Technologies, Inc. (a)	1,531	105,639
Rogers Corp. (a)	1,629	60,273
Stoneridge, Inc. (a)	1,309	16,153
Taser International, Inc. (a)	6,115	85,365
Technitrol, Inc.	4,018	115,196
TTM Technologies, Inc. (a)	3,890	50,570
Varian, Inc. (a)	3,020	165,587
Watts Water Technologies, inc.	3,095	115,970
Woodward Governor Co.	2,953	158,487
X-Rite, Inc.	2,651	39,155
Zygo Corp. (a)	1,507	21,535
		4,084,243
ENERGY - ALTERNATE SOURCES – 0.3%
Aventine Renewable Energy Holdings, Inc. (a)	2,775	47,092
Clean Energy Fuels Corp. (a)	921	11,568
Comverge Inc. (a)	504	15,629
Evergreen Energy, Inc. (a)	7,715	46,521
Evergreen Solar, Inc. (a)	9,305	86,537
FuelCell Energy, Inc. (a)	6,109	48,383
Headwaters, Inc. (a)	3,634	62,759
MGP Ingredients, Inc.	902	15,244
Nova Biosource Fuels, Inc. (a)	2,891	7,372
Pacific Ethanol, Inc. (a)	3,280	43,296
US BioEnergy Corp. (a)	1,154	13,109
VeraSun Energy Corp. (a)	3,042	44,048
Verenium Corp. (a)	2,825	14,323
		455,881
ENGINEERING & CONTRUCTION – 1.0%
Aecom Technology Corp. (a)	3,966	98,396
Dycom Industries, Inc. (a)	4,022	120,580
EMCOR Group, Inc. (a)	3,141	228,979
Granite Construction, Inc.	3,549	227,775
Infrasource Services, Inc. (a)	3,989	147,992
Insituform Technologies, Inc., Class A (a)	2,515	54,852
Layne Christensen Co. (a)	1,279	52,375
Michael Baker Corp. (a)	665	24,705
Perini Corp. (a)	2,629	161,762
Stanley Inc. (a)	737	12,986
Washington Group International, Inc. (a)	2,875	230,029
		1,360,431
ENTERTAINMENT – 1.2%
24/7 Real Media, Inc. (a)	4,495	52,726
Bally Technologies, Inc. (a)	5,247	138,626
Bluegreen Corp. (a)	1,939	22,667
Carmike Cinemas, Inc.	1,142	25,078
Churchill Downs, Inc.	871	45,623
Cinemark Holdings, Inc. (a)	2,582	46,192
Dover Downs Gaming & Entertainment, Inc.	1,349	20,249
Equinix, Inc. (a)	3,110	284,472
Great Wolf Resorts, Inc. (a)	2,829	40,313
Isle of Capri Casinos, Inc. (a)	1,530	36,659
Lakes Entertainment, Inc. (a)	1,642	19,392
Macrovision Corp. (a)	5,224	157,033
Magna Entertainment Corp., Class A (a)	3,708	10,827
National CineMedia, Inc. (a)	4,137	115,877
Pinnacle Entertainment, Inc. (a)	5,880	165,522
RealNetworks, Inc. (a)	10,065	82,231
Shuffle Master, Inc. (a)	3,248	53,917
Six Flags, Inc. (a)	6,505	39,616
Speedway Motorsports, Inc.	1,284	51,334
Steinway Musical Instruments	740	25,597
Vail Resorts, Inc. (a)	3,095	188,393
		1,622,344
ENVIRONMENTAL CONTROL – 0.7%
American Ecology Corp.	1,445	30,952
Calgon Carbon Corp. (a)	3,684	42,734
Casella Waste Systems, Inc., Class A (a)	2,037	21,959
Clean Harbors, Inc. (a)	1,533	75,761
Darling International, Inc. (a)	7,457	68,157
Fuel Tech, Inc. (a)	1,596	54,663
Metal Management, Inc.	2,523	111,188
Mine Safety Appliances Co.	2,771	121,259
Rentech, Inc. (a)	15,778	40,865
Tetra Tech, Inc. (a)	5,723	123,331
Waste Connections, Inc. (a)	6,766	204,604
Waste Industries USA, Inc.	466	15,909
Waste Services, Inc. (a)	1,793	21,785
		933,167
FOOD – 1.5%
Arden Group, Inc., Class A	117	15,959
Cal-Maine Foods, Inc.	1,162	19,034
Chiquita Brands International, Inc.	3,979	75,442
Flowers Foods, Inc.	5,041	168,168

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 15

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
FOOD (continued)
Fresh Del Monte Produce, Inc.	2,618	$65,581
Great Atlantic & Pacific Tea Co.	1,810	60,707
Hain Celestial Group, Inc. (a)	3,909	106,090
Imperial Sugar Co.	1,048	32,268
Ingles Markets, Inc., Class A	1,148	39,549
J&J Snack Foods Corp.	1,295	48,873
Lance, Inc.	2,861	67,405
M&F Worldwide Corp. (a)	1,118	74,436
Nash Finch Co.	1,237	61,232
Pathmark Stores, Inc. (a)	2,959	38,349
Performance Food Group Co. (a)	3,480	113,065
Pilgrim’s Pride Corp.	3,980	151,917
Ralcorp Holdings, Inc. (a)	2,663	142,337
Ruddick Corp.	4,048	121,926
Sanderson Farms, Inc.	1,559	70,186
Seaboard Corp.	32	75,040
Spartan Stores, Inc.	2,054	67,597
Tootsie Roll Industries, Inc.	3,517	97,463
TreeHouse Foods, Inc. (a)	3,074	81,799
United Natural Foods, Inc. (a)	4,216	112,061
Village Super Market, Class A	290	13,865
Weis Markets, Inc.	1,144	46,343
Wild Oats Markets, Inc. (a)	2,820	47,263
Winn-Dixie Stores, Inc. (a)	3,372	98,800
		2,112,755
FOREST PRODUCTS & PAPER – 0.4%
Bowater, Inc.	5,538	138,173
Buckeye Technologies, Inc. (a)	3,504	54,207
Deltic Timber Corp.	995	54,546
Glatfelter	4,152	56,426
Mercer International, Inc. (a)	2,938	29,968
Neenah Paper Inc	1,366	56,361
Rock-Tenn Co.	3,458	109,688
Schweitzer-Mauduit International, Inc.	1,432	44,392
Wausau Paper Corp.	4,099	54,926
Xerium Technologies, Inc.	1,829	13,937
		612,624
GAS – 0.2%
EnergySouth, Inc.	640	32,640
Laclede Group, Inc. (The)	1,992	63,505
Nicor, Inc.	4,435	190,350
SEMCO Energy, Inc. (a)	3,276	25,455
		311,950
HAND / MACHINE TOOLS – 0.3%
Baldor Electric Co.	4,508	222,154
Franklin Electric Co., Inc.	1,901	89,689
Hardinge, Inc.	1,024	34,847
Regal-Beloit Corp.	3,148	146,508
		493,198
HEALTH CARE – 5.2%
Abiomed, Inc. (a)	2,665	28,729
Accuray, Inc. (a)	1,601	35,510
Air Methods Corp. (a)	962	35,277
Alliance Imaging, Inc. (a)	2,352	22,085
Amedisys, Inc. (a)	2,556	92,872
American Dental Partners, Inc. (a)	1,156	30,021
American Medical Systems Holdings, Inc. (a)	7,099	128,066
AMERIGROUP Corp. (a)	5,198	123,712
AMN Healthcare Services, Inc. (a)	3,199	70,378
AmSurg Corp. (a)	2,817	68,002
Angiodynamics, Inc. (a)	1,921	34,597
Apria Healthcare Group, Inc. (a)	4,300	123,711
Arrow International, Inc.	2,486	95,164
ArthroCare Corp. (a)	2,709	118,952
Aspect Medical Systems, Inc. (a)	1,512	22,620
Assisted Living Concepts Inc., Class A (a)	5,551	59,118
Bio-Reference Labs, Inc. (a)	984	26,912
Biosite, Inc. (a)	1,386	128,205
Bruker BioSciences Corp. (a)	5,992	53,988
Cantel Medical Corp. (a)	1,062	18,065
Capital Senior Living Corp. (a)	2,017	19,000
Centene Corp. (a)	4,296	92,020
Cepheid, Inc. (a)	5,080	74,168
Conceptus, Inc. (a)	2,711	52,512
CONMED Corp. (a)	2,787	81,603
Cutera, Inc. (a)	1,249	31,125
Cyberonics, Inc. (a)	2,105	35,406
Cynosure, Inc., Class A (a)	700	25,501
Datascope Corp.	1,185	45,362
DJO, Inc. (a)	2,320	95,746
Emeritus Corp. (a)	550	17,039
ev3, Inc. (a)	1,530	25,826
Foxhollow Technologies, Inc. (a)	1,824	38,742
Genesis HealthCare Corp. (a)	1,942	132,872
Gentiva Health Services, Inc. (a)	2,629	52,738
Haemonetics Corp. (Mass) (a)	2,615	137,575
Hansen Medical, Inc. (a)	882	16,661
HEALTHSOUTH Corp. (a)	7,757	140,479
Healthways, Inc. (a)	3,453	163,569
Hologic, Inc. (a)	5,309	293,641
Hythiam, Inc. (a)	2,809	24,298
ICU Medical, Inc. (a)	1,191	51,142
Immucor, Inc. (a)	6,786	189,804
Insulet Corp. (a)	723	10,267
Invacare Corp.	2,654	48,648
Inverness Medical Innovations, Inc. (a)	4,589	234,131
Kensey Nash Corp. (a)	1,072	28,740
Kindred Healthcare, Inc. (a)	2,991	91,884
Kyphon, Inc. (a)	4,488	216,097
LCA-Vision, Inc.	1,977	93,433
LHC Group, Inc. (a)	1,337	35,029
Luminex Corp. (a)	3,304	40,672
Magellan Health Services, Inc. (a)	3,852	179,002
Matria Healthcare, Inc. (a)	1,982	60,015
Medcath Corp. (a)	929	29,542
Medical Action Industries, Inc. (a)	1,278	23,081
Mentor Corp.	3,914	159,222
Meridian Bioscience, Inc.	3,913	84,756
Merit Medical Systems, Inc. (a)	2,526	30,211
Micrus Endovascular Corp. (a)	1,383	34,022
Minrad International Inc. (a)	4,343	25,754
Molina Healthcare, Inc. (a)	1,259	38,425
National Healthcare Corp.	643	33,179
Natus Medical, Inc. (a)	1,972	31,394
Nighthawk Radiology Holdings, Inc. (a)	1,943	35,071
NuVasive, Inc. (a)	3,235	87,377
NxStage Medical, Inc. (a)	1,862	24,076
Oakley, Inc.	2,267	64,383
Odyssey HealthCare, Inc. (a)	3,114	36,932
Option Care, Inc.	2,864	44,106
OraSure Technologies, Inc. (a)	4,258	34,830
Orthofix International NV (a)	1,525	68,579
Palomar Medical Technologies, Inc. (a)	1,701	59,042
PolyMedica Corp.	2,241	91,545
PSS World Medical, Inc. (a)	6,620	120,616

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 16

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

		VALUE
	SHARES	(Note 2)
HEALTH CARE (continued)
Psychiatric Solutions, Inc. (a)	5,348	$193,918
Quidel Corp. (a)	2,647	46,481
Radiation Therapy Services, Inc. (a)	1,139	30,001
RehabCare Group, Inc. (a)	1,604	22,841
Res-Care, Inc. (a)	2,246	47,480
Sirona Dental Systems, Inc. (a)	1,544	58,410
Skilled Healthcare Group, Inc., Class A (a)	2,065	32,028
Sonic Innovations, Inc. (a)	2,432	21,280
SonoSite, Inc. (a)	1,592	50,037
Spectranetics Corp. (a)	2,838	32,694
Stereotaxis, Inc. (a)	2,412	31,501
STERIS Corp.	6,420	196,452
Sun Healthcare Group, Inc. (a)	3,960	57,380
Sunrise Senior Living, Inc. (a)	4,404	176,116
SurModics, Inc. (a)	1,399	69,950
Symbion, Inc. (a)	2,003	43,485
Symmetry Medical, Inc. (a)	3,254	52,097
Thoratec Corp. (a)	5,241	96,382
TomoTherapy, Inc. (a)	1,083	23,739
Ventana Medical Systems, Inc. (a)	2,929	226,324
Visicu, Inc. (a)	1,415	12,947
Vital Images, Inc. (a)	1,639	44,515
Vital Signs, Inc.	998	55,439
Volcano Corp. (a)	2,185	44,159
West Pharmaceutical Services, Inc.	3,250	153,238
Wright Medical Group, Inc. (a)	3,343	80,633
Zoll Medical Corp. (a)	1,818	40,560
		7,286,961
HOLDING COMPANIES – 0.3%
Freedom Acquisition Holdings, Inc. (a)	4,870	53,619
Information Services Group, Inc. (a)	3,242	24,801
NTR Acquisition Co. (a)	2,462	23,315
Star Maritime Acquisition Corp. (a)	1,750	21,455
Triarc Cos., Inc.	6,204	97,403
Walter Industries, Inc.	5,129	148,536
		369,129
HOME BUILDERS – 0.6%
Amrep Corp.	158	7,513
Beazer Homes USA, Inc.	3,852	95,029
Brookfield Homes Corp.	1,041	30,283
Champion Enterprises, Inc. (a)	7,079	69,587
Fleetwood Enterprises, Inc. (a)	6,028	54,553
Hovnanian Enterprises, Inc., Class A (a)	3,452	57,061
M/I Homes, Inc.	1,116	29,686
Meritage Homes Corp. (a)	2,418	64,681
Monaco Coach Corp.	2,760	39,606
Palm Harbor Homes, Inc. (a)	891	12,608
Skyline Corp.	644	19,326
Standard-Pacific Corp.	6,378	111,806
WCI Communities, Inc. (a)	2,847	47,488
Williams Scotsman International, Inc. (a)	2,812	66,954
Winnebago Industries	3,112	91,866
		798,047
HOME FURNISHINGS – 0.5%
American Woodmark Corp.	1,089	37,679
Audiovox Corp. (a)	1,535	19,909
DTS, Inc. (a)	1,718	37,401
Ethan Allen Interiors, Inc.	2,607	89,290
Furniture Brands International, Inc.	4,763	67,635
Hooker Furniture Corp.	1,097	24,617
Kimball International, Inc.	2,333	32,685
La-Z-Boy, Inc.	4,737	54,286
Sealy Corp.	4,123	68,112
Tempur-Pedic International, Inc.	8,176	211,758
Universal Electronics, Inc. (a)	1,420	51,574
		694,946
HOUSEHOLD PRODUCTS / WARE – 0.7%
American Greetings Corp., Class A	5,457	154,597
Blyth, Inc.	2,344	62,304
Central Garden & Pet Co., Class A (a)	6,880	80,702
CSS Industries, Inc.	722	28,598
Ennis, Inc.	2,359	55,484
Fossil, Inc. (a)	4,299	126,777
Helen of Troy, Ltd. (a)	2,984	80,568
Libbey Inc.	1,327	28,623
Lifetime Brands, Inc.	1,064	21,759
National Presto Industries, Inc.	440	27,430
Playtex Products, Inc. (a)	5,552	82,225
Prestige Brands Holdings, Inc. (a)	3,087	40,069
Russ Berrie & Co., Inc. (a)	1,533	28,560
Spectrum Brands, Inc. (a)	3,426	23,194
Standard Register Co. (The)	1,686	19,220
Tupperware Brands Corp.	6,055	174,021
		1,034,131
INSURANCE – 3.6%
21st Century Insurance Group	3,189	69,712
ACA Capital Holdings Inc. (a)	755	8,985
Alfa Corp.	3,075	47,878
American Equity Investment Life Holding Co.	5,242	63,323
American Physicians Capital Inc. (a)	920	37,260
Amerisafe Inc. (a)	1,733	34,019
AmTrust Financial Services, Inc.	2,420	45,472
Argonaut Group, Inc. (a)	3,314	103,430
Aspen Insurance Holdings, Ltd.	8,683	243,732
Assured Guaranty Ltd.	6,678	197,402
Baldwin & Lyons, Inc., Class B	764	19,849
Bristol West Holdings, Inc.	1,313	29,372
CastlePoint Holdings Ltd.	730	10,724
Citizens, Inc. (a)	3,189	22,451
CNA Surety Corp. (a)	1,483	28,044
Commerce Group, Inc.	5,249	182,245
Crawford & Co., Class B	2,165	14,635
Darwin Professional Underwriters, Inc. (a)	708	17,820
Delphi Financial Group, Inc., Class A	4,278	178,906
Donegal Group, Inc., Class A	1,227	18,282
eHealth, Inc. (a)	1,144	21,839
EMC Insurance Group, Inc.	549	13,626
Employers Holdings, Inc.	5,273	111,999
Enstar Group Ltd. (a)	689	83,169
FBL Financial Group, Inc., Class A	1,327	52,178
First Acceptance Corp. (a)	1,552	15,768
First Mercury Financial Corp. (a)	1,139	23,885
Flagstone Reinsurance Holdings Ltd. (a)	1,266	16,863
Fpic Insurance Group, Inc. (a)	897	36,571
Great American Financial Resources, Inc.	833	20,150
Greenlight Capital Re., Ltd. (a)	846	19,060
Hallmark Financial Services (a)	423	5,127
Harleysville Group, Inc.	1,440	48,038
Hilb, Rogal & Hamilton Co.	3,622	155,239
Horace Mann Educators Corp.	4,255	90,376
Independence Holding Co.	582	11,890
Infinity Property & Casualty Corp.	1,910	96,894

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 17

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
INSURANCE (continued)
IPC Holdings, Ltd.	6,271	$202,491
James River Group, Inc.	537	17,845
Kansas City Life Insurance Co.	428	19,911
LandAmerica Financial Group, Inc.	1,685	162,586
Max Capital Group Ltd.	5,941	168,130
Meadowbrook Insurance Group, Inc. (a)	2,334	25,581
Midland Co. (The)	909	42,668
Montpelier Re Holdings Ltd.	11,012	204,163
National Interstate Corp.	488	12,727
National Western Life Insurance Co., Class A	208	52,607
Navigators Group, Inc. (a)	1,210	65,219
NYMAGIC, Inc.	547	21,989
Odyssey Re Holdings Corp.	2,790	119,663
Ohio Casualty Corp.	5,910	255,962
Platinum Underwriters Holdings, Ltd.	5,896	204,886
PMA Capital Corp., Class A (a)	2,991	31,974
Presidential Life Corp.	1,991	39,143
Primus Guaranty, Ltd. (a)	4,152	44,509
ProAssurance Corp. (a)	3,284	182,820
PXRE Group Ltd. (a)	5,577	25,877
RLI Corp.	2,074	116,040
Safety Insurance Group, Inc.	1,496	61,934
Scottish Re Group Ltd.	6,270	30,660
SeaBright Insurance Holdings, Inc. (a)	1,918	33,527
Security Capital Assurance Ltd.	2,197	67,821
Selective Insurance Group	5,404	145,260
State Auto Financial Corp.	1,330	40,765
Stewart Information Services Corp.	1,586	63,170
Tower Group, Inc.	1,838	58,632
Triad Guaranty, Inc. (a)	1,088	43,444
United America Indemnity, Ltd., Class A (a)	2,274	56,554
United Fire & Casualty Co.	2,015	71,291
Universal American Financial Corp. (a)	3,618	76,991
Zenith National Insurance Corp.	3,649	171,831
		5,134,884
INTERNET COMPANIES – 2.4%
1-800 CONTACTS, Inc. (a)	691	16,211
1-800-Flowers.Com, Inc. (a)	2,325	21,925
Ariba, Inc. (a)	7,289	72,234
AsiaInfo Holdings, Inc. (a)	2,921	28,334
Authorize.Net Holdings Inc (a)	2,659	47,569
Blue Coat Systems, Inc. (a)	1,180	58,434
Blue Nile, Inc. (a)	1,236	74,654
Chordiant Software, Inc. (a)	2,942	46,072
CMGI, Inc. (a)	47,998	93,596
CNET Networks, Inc. (a)	14,898	122,015
Cogent Communications Group, Inc. (a)	4,922	147,020
Cybersource Corp. (a)	2,831	34,142
DealerTrack Holdings, Inc. (a)	3,289	121,167
Digital River, Inc. (a)	4,074	184,348
EarthLink, Inc. (a)	12,149	90,753
eCollege.com, Inc. (a)	1,679	37,358
eResearch Technology, Inc. (a)	3,611	34,341
Global Sources, Ltd. (a)	1,448	32,870
iBasis, Inc. (a)	3,059	30,743
Imergent, Inc.	1,136	27,786
Infospace, Inc.	3,049	70,767
Internap Network Services Corp. (a)	4,511	65,049
Internet Capital Group, Inc. (a)	3,564	44,194
Interwoven, Inc. (a)	4,019	56,427
Ipass, Inc. (a)	4,654	25,225
Keynote Systems, Inc. (a)	1,446	23,714
Lionbridge Technologies, Inc. (a)	5,537	32,613
Liquidity Services, Inc. (a)	978	18,367
LoopNet, Inc. (a)	2,500	58,325
NetFlix, Inc. (a)	4,404	85,393
NIC, Inc.	3,550	24,282
On2 Technologies, Inc. (a)	10,408	31,224
Online Resources Corp. (a)	2,412	26,484
Openwave Systems, Inc.	7,631	47,770
Opsware, Inc. (a)	8,662	82,376
Overstock.Com, Inc. (a)	1,518	27,734
Priceline.com, Inc. (a)	3,733	256,606
Safeguard Scientifics, Inc. (a)	11,148	31,326
Sapient Corp. (a)	7,517	58,106
Shutterfly, Inc. (a)	1,346	29,006
Sohu.com, Inc. (a)	2,533	81,031
Sourcefire, Inc. (a)	610	8,534
TechTarget (a)	709	9,111
Terremark Worldwide, Inc. (a)	4,441	28,644
TheStreet.com, Inc.	1,735	18,877
TIBCO Software, Inc. (a)	20,541	185,896
Travelzoo, Inc. (a)	693	18,427
Trizetto Group (a)	4,457	86,287
United Online, Inc.	6,574	108,405
Valueclick, Inc. (a)	9,835	289,739
Vasco Data Security International, Inc. (a)	2,432	55,352
Vocus, Inc. (a)	1,195	30,006
Websense, Inc. (a)	4,430	94,137
		3,431,006
INVESTMENT COMPANIES – 0.1%
Ampal-American Israel Corp. (a)	1,611	9,586
Compass Diversified Trust	2,052	36,587
FTD Group, Inc.	1,764	32,475
Kohlberg Capital Corp.	1,353	25,098
NexCen Brands, Inc. (a)	3,876	43,179
		146,925
IRON / STEEL – 0.2%
Claymont Steel Holdings, Inc. (a)	871	18,630
Gibraltar Industries, Inc.	2,288	50,679
Olympic Steel, Inc.	791	22,670
Ryerson, Inc.	2,612	98,342
Schnitzer Steel Industries, Inc.	2,155	103,311
Universal Stainless & Alloy Products, Inc. (a)	612	21,561
Wheeling-Pittsburgh Corp. (a)	1,191	22,665
		337,858
LEISURE TIME – 0.6%
Ambassadors Group, Inc.	1,449	51,483
Ambassadors International, Inc.	823	27,373
Arctic Cat, Inc.	1,191	23,582
Callaway Golf Co.	7,108	126,593
K2, Inc. (a)	4,561	69,282
Life Time Fitness, Inc. (a)	3,127	166,450
Marine Products Corp.	1,140	9,382
Nautilus, Inc.	2,909	35,024
Polaris Industries, Inc.	3,523	190,806
Town Sports International Holdings, Inc. (a)	1,498	28,941
WMS Industries, Inc. (a)	4,005	115,570
		844,486
LODGING – 0.4%
Ameristar Casinos, Inc.	2,490	86,502
Gaylord Entertainment Co. (a)	4,035	216,437

The accompanying notes are an integral part of these Financial Statements.

E*TRADE  Russell 2000 Index Fund - 18

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
LODGING (continued)
Lodgian, Inc. (a)	1,728	$25,972
Marcus Corp.	1,951	46,356
Monarch Casino & Resort, Inc. (a)	1,107	29,723
Morgans Hotel Group Co. (a)	1,876	45,737
MTR Gaming Group, Inc. (a)	1,890	29,106
Riviera Holdings Corp. (a)	937	34,060
Trump Entertainment Resorts, Inc. (a)	2,867	35,981
		549,874
MACHINERY – 1.5%
Albany International Corp., Class A	2,889	116,831
Altra Holdings, Inc. (a)	1,002	17,315
Applied Industrial Technologies, Inc.	4,243	125,168
Astec Industries, Inc. (a)	1,853	78,234
Briggs & Stratton Corp.	4,872	153,760
Bucyrus International, Inc., Class A	3,683	260,683
Cascade Corp.	1,163	91,226
Chart Industries, Inc. (a)	1,165	33,133
Cognex Corp.	4,358	98,099
Flow International Corp. (a)	3,436	43,294
Gehl Co. (a)	991	30,087
Gerber Scientific, Inc. (a)	2,094	24,332
Gorman-Rupp Co. (The)	1,059	33,740
Hurco Cos., Inc. (a)	514	25,690
Intermec, Inc. (a)	5,969	151,075
Intevac, Inc. (a)	2,052	43,625
iRobot Corp. (a)	1,416	28,108
Kadant, Inc. (a)	1,261	39,343
Lindsay Corp.	1,069	47,346
Middleby Corp. (a)	1,261	75,433
NACCO Industries, Inc., Class A	573	89,096
Nordson Corp.	3,318	166,431
Robbins & Myers, Inc.	1,295	68,803
Sauer-Danfoss, Inc.	956	28,450
Tecumseh Products Co. (a)	1,541	24,209
Tennant Co.	1,552	56,648
TurboChef Technologies, Inc. (a)	1,813	25,237
Twin Disc, Inc.	421	30,274
Wabtec Corp.	4,797	175,234
		2,180,904
MANUFACTURERS – 0.5%
Aptargroup, Inc.	6,819	242,484
AZZ, Inc. (a)	1,074	36,140
EnPro Industries, Inc. (a)	2,113	90,415
Federal Signal Corp.	4,420	70,101
Freightcar America, Inc.	1,130	54,059
Lancaster Colony Corp.	2,212	92,661
LSB Industries, Inc. (a)	1,361	29,098
Park-Ohio Holdings Corp. (a)	739	20,175
Tredegar Corp.	2,899	61,749
		696,882
MANUFACTURING – 0.6%
Acuity Brands, Inc.	4,279	257,938
American Railcar Industries, Inc.	903	35,217
Blount International, Inc. (a)	3,509	45,898
ESCO Technologies, Inc. (a)	2,556	92,680
GenTek, Inc. (a)	798	28,106
Hexcel Corp. (a)	9,292	195,782
Koppers Holdings, Inc.	1,617	54,461
Lamson & Sessions Co. (a)	1,356	36,029
Reddy Ice Holdings, Inc.	2,011	57,354
Smith & Wesson Holding Corp. (a)	2,706	45,325
Standex International Corp.	1,147	32,621
Sturm, Ruger & Co., Inc. (a)	2,087	32,390
		913,801
MEDIA – 1.4%
Acacia Research - Acacia Technologies (a)	2,583	41,741
Belo Corp., Class A	8,341	171,741
Charter Communications, Inc. (a)	40,261	163,057
Citadel Broadcasting Corp.	17,948	115,765
CKX, Inc. (a)	3,490	48,232
Courier Corp.	929	37,160
Cox Radio, Inc. (a)	3,066	43,660
Crown Media Holdings, Inc. (a)	1,295	9,324
Cumulus Media, Inc., Class A (a)	2,618	24,478
DG FastChannel, Inc. (a)	1,219	24,843
Emmis Communications Corp.	3,053	28,118
Entercom Communications Corp.	3,018	75,118
Entravision Communication Corp. (a)	6,543	68,243
Fisher Communications, Inc. (a)	575	29,204
GateHouse Media, Inc.	1,456	27,009
Gemstar - TV Guide International, Inc. (a)	24,669	121,371
Gray Television, Inc.	3,978	36,876
Journal Communications, Inc.	4,343	56,502
Lee Enterprises, Inc.	4,536	94,621
Lin TV Corp., Class A (a)	2,561	48,172
LodgeNet Entertainment Corp. (a)	2,095	67,166
Martha Stewart Living Omnimedia, Class A	2,471	42,501
Media General Inc., Class A	2,178	72,462
Mediacom Communications Corp. (a)	5,001	48,460
Nexstar Broadcasting Group, Inc., Class A (a)	979	12,864
Playboy Enterprises, Inc., Class B (a)	1,975	22,377
Primedia, Inc. (a)	24,395	69,526
Radio One, Inc., Class D (a)	7,055	49,808
Salem Communications Corp., Class A	922	10,225
Scholastic Corp. (a)	3,390	121,837
Sinclair Broadcast Group, Inc., Class A	4,845	68,896
Spanish Broadcasting System, Inc., Class A (a)	4,135	17,781
Sun-Times Media Group, Inc.	6,126	32,162
TiVo, Inc. (a)	8,989	52,046
Value Line, Inc.	119	5,224
Westwood One, Inc.	6,545	47,059
World Wrestling Entertainment, Inc.	1,986	31,756
		2,037,385
METAL FABRICATE / HARDWARE – 0.8%
AM Castle & Co.	1,028	36,915
Ampco-Pittsburgh Corp.	679	27,221
CIRCOR International, Inc.	1,509	61,009
Dynamic Materials Corp.	1,093	40,988
Haynes International, Inc. (a)	1,147	96,841
Kaydon Corp.	2,786	145,206
Ladish Co., Inc. (a)	1,370	58,910
Lawson Products	375	14,513
LB Foster Co. (a)	964	27,648
Mueller Water Products, Inc.	11,307	192,897
Northwest Pipe Co. (a)	823	29,274
RBC Bearings, Inc. (a)	1,999	82,459
Sun Hydraulics Corp.	685	33,736
TriMas Corp. (a)	1,235	14,919
Valmont Industries, Inc.	1,832	133,296

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 19

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
METAL FABRICATE / HARDWARE (continued)
Worthington Industries, Inc.	6,806	$147,350
		1,143,182
METALS - DIVERSIFIED – 0.6%
Ameron International Corp.	854	77,022
Griffon Corp. (a)	2,750	59,895
Gulf Island Fabrication, Inc.	988	34,284
Matthews International Corp., Class A	3,112	135,714
Mueller Industries, Inc.	3,649	125,671
Quanex Corp.	3,654	177,950
RTI International Metals, Inc. (a)	2,272	171,241
		781,777
MINING – 0.8%
AMCOL International Corp.	2,366	64,615
Apex Silver Mines Ltd. (a)	5,777	116,580
Brush Engineered Materials, Inc. (a)	1,896	79,613
Century Aluminum Co. (a)	2,292	125,212
Coeur d’Alene Mines Corp. (a)	27,436	98,495
Compass Minerals International, Inc.	3,169	109,838
Hecla Mining Co. (a)	11,848	101,182
Idaho General Mines, Inc. (a)	4,477	28,384
Kaiser Aluminum Corp.	1,487	108,373
Royal Gold, Inc.	2,263	53,791
Stillwater Mining Co. (a)	3,855	42,444
Uranium Resources, Inc. (a)	4,812	53,076
US Gold Corp. (a)	4,246	23,353
USEC, Inc. (a)	8,612	189,292
		1,194,248
OFFICE/BUSINESS EQUIPMENT – 0.3%
Compx International, Inc.	100	1,850
Herman Miller, Inc.	6,255	197,658
IKON Office Solutions, Inc.	10,594	165,372
Knoll, Inc.	4,895	109,648
		474,528
OIL & GAS – 0.4%
Arena Resources, Inc. (a)	1,234	71,708
Complete Production Services, Inc. (a)	4,210	108,828
Delek US Holdings, Inc.	1,084	28,889
Geoglobal Resources, Inc. (a)	2,779	14,145
GeoMet, Inc. (a)	1,667	12,769
GMX Resources, Inc. (a)	1,063	36,780
Gulfport Energy Corp. (a)	1,821	36,384
Mariner Energy, Inc. (a)	8,584	208,162
Sulphco, Inc. (a)	4,091	14,768
TXCO Resources, Inc. (a)	3,108	31,950
Vaalco Energy, Inc. (a)	5,344	25,812
Venoco Inc. (a)	1,182	22,068
		612,263
OIL & GAS PRODUCERS – 2.4%
APCO Argentina, Inc.	210	17,831
ATP Oil & Gas Corp. (a)	2,103	102,290
Atwood Oceanics, Inc. (a)	2,701	185,343
Berry Petroleum Co., Class A	3,892	146,650
Bois D’ARC Energy, Inc. (a)	1,589	27,061
BPZ Energy, Inc. (a)	4,171	23,274
Carrizo Oil & Gas, Inc. (a)	2,233	92,602
Cascade Natural Gas Corp.	1,065	28,127
Clayton Williams Energy, Inc. (a)	470	12,441
Contango Oil & Gas Co. (a)	1,209	43,875
Encore Acquisition Co. (a)	5,234	145,505
Energy Partners, Ltd. (a)	2,605	43,477
FX Energy, Inc. (a)	3,292	30,122
Goodrich Petroleum Corp. (a)	1,393	48,239
Grey Wolf, Inc. (a)	18,213	150,075
Hanover Compressor Co. (a)	9,120	217,512
Harvest Natural Resources, Inc. (a)	3,446	41,042
McMoRan Exploration Co. (a)	2,263	31,682
Meridian Resources Corp. (The) (a)	8,065	24,356
New Jersey Resources Corp.	2,758	140,713
Northwest Natural Gas Co.	2,658	122,773
Parallel Petroleum Corp. (a)	3,714	81,337
Parker Drilling Co. (a)	10,997	115,908
Penn Virginia Corp.	3,703	148,861
Petrohawk Energy Corp. (a)	16,708	264,989
Petroleum Development Corp. (a)	1,410	66,947
Petroquest Energy, Inc. (a)	3,829	55,674
Pioneer Drilling Co. (a)	4,576	68,228
RPC, Inc.	3,023	51,512
South Jersey Industries, Inc.	2,903	102,708
Southwest Gas Corp.	4,153	140,413
Stone Energy Corp. (a)	2,761	94,592
Swift Energy Co. (a)	2,945	125,928
Toreador Resources Corp. (a)	1,451	21,765
W-H Energy Services, Inc. (a)	2,997	185,544
Warren Resources, Inc. (a)	5,041	58,879
WD-40 Co.	1,641	53,940
		3,312,215
OIL & GAS SERVICES – 2.4%
Allis-Chalmers Energy, Inc. (a)	2,316	53,245
Alon USA Energy, Inc.	1,195	52,592
Aquila, Inc. (a)	36,914	150,978
Atlas America, Inc.	2,251	120,946
Basic Energy Services, Inc. (a)	4,025	102,919
Bill Barrett Corp. (a)	3,041	112,000
Brigham Exploration Co. (a)	4,219	24,766
Bronco Drilling Co., Inc. (a)	2,399	39,368
Cal Dive International, Inc. (a)	2,060	34,258
Callon Petroleum Co. (a)	1,884	26,696
CARBO Ceramics, Inc.	1,998	87,532
Comstock Resources, Inc. (a)	4,375	131,119
Crosstex Energy, Inc.	3,632	104,347
Dawson Geophysical Co. (a)	711	43,698
Delta Petroleum Corp. (a)	6,471	129,938
Dril-Quip, Inc. (a)	2,625	117,994
Edge Petroleum Corp. (a)	2,624	36,762
EXCO Resources, Inc. (a)	6,073	105,913
Flotek Industries, Inc. (a)	837	50,178
Geokinetics, Inc. (a)	630	19,549
Hercules Offshore, Inc. (a)	2,609	84,479
Horizon Offshore, Inc. (a)	3,013	57,850
Hornbeck Offshore Services, Inc. (a)	2,264	87,753
Input/Output, Inc. (a)	7,004	109,332
Lufkin Industries, Inc.	1,482	95,663
Markwest Hydrocarbon, Inc.	579	33,252
Matrix Service Co. (a)	2,247	55,838
NATCO Group, Inc. (a)	1,604	73,848
Newpark Resources, Inc. (a)	8,291	64,255
Oil States International, Inc. (a)	4,851	200,540
Piedmont Natural Gas Co., Inc.	7,349	181,153
Rosetta Resources, Inc. (a)	5,002	107,743
Superior Offshore International, Inc. (a)	937	17,053
Superior Well Services, Inc. (a)	1,445	36,718
T-3 Energy Services, Inc. (a)	499	16,692
Trico Marine Services, Inc. (a)	1,096	44,805
Union Drilling, Inc. (a)	1,193	19,589
Universal Compression Holdings, Inc. (a)	2,979	215,888

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 20

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
OIL & GAS SERVICES (continued)
WGL Holdings Inc.	4,849	$158,271
Whiting Petroleum Corp. (a)	3,650	147,898
Willbros Group, Inc. (a)	2,401	71,262
		3,424,680
PACKAGING & CONTAINERS – 0.3%
AEP Industries, Inc. (a)	601	27,051
Chesapeake Corp.	1,838	23,103
Graphic Packaging Corp. (a)	6,337	30,671
Greif Inc., Class A	3,270	194,925
Silgan Holdings, Inc.	2,443	135,049
		410,799
PHARMACEUTICALS – 3.5%
Abaxis, Inc. (a)	1,962	40,927
Acadia Pharmaceuticals, Inc. (a)	2,861	39,110
Adams Respiratory Therapeutics, Inc. (a)	3,509	138,220
Akorn, Inc. (a)	5,077	35,488
Alexza Pharmaceuticals, Inc. (a)	1,871	15,473
Align Technology, Inc. (a)	5,830	140,853
Alkermes, Inc. (a)	9,907	144,642
Allos Therapeutics, Inc. (a)	3,852	17,026
Allscripts Healthcare Solutions, Inc. (a)	5,453	138,942
Alnylam Pharmaceuticals, Inc. (a)	2,977	45,221
Alpharma, Inc., Class A	4,271	111,089
Altus Pharmaceuticals, Inc. (a)	1,957	22,584
Amicus Therapeutics, Inc. (a)	461	5,301
Animal Health International, Inc. (a)	1,182	17,127
Array Biopharma, Inc. (a)	4,334	50,578
Auxilium Pharmaceuticals, Inc. (a)	2,615	41,683
Bentley Pharmaceuticals, Inc. (a)	1,823	22,131
Biodel Inc. (a)	461	9,128
Bioenvision, Inc. (a)	5,075	29,333
BioMarin Pharmaceuticals, Inc. (a)	9,438	169,318
Bradley Pharmaceuticals, Inc. (a)	1,173	25,466
Cadence Pharmaceuticals, Inc. (a)	1,490	18,074
Caraco Pharm Labs, Inc. (a)	904	13,723
Cell Genesys, Inc. (a)	7,087	23,741
Cubist Pharmaceuticals, Inc. (a)	5,452	107,459
CV Therapeutics, Inc. (a)	5,475	72,325
Cypress Bioscience, Inc. (a)	2,973	39,422
CytRx Corp. (a)	8,006	24,979
Dendreon Corp. (a)	7,727	54,707
Digene Corp. (a)	2,108	126,585
Discovery Laboratories, Inc. (a)	7,801	22,077
Durect Corp. (a)	6,400	24,640
Emergent Biosolutions, Inc. (a)	442	4,553
Geron Corp. (a)	6,720	47,309
HealthExtras, Inc. (a)	3,046	90,101
I-Flow Corp. (a)	1,891	31,655
Idenix Pharmaceuticals, Inc. (a)	2,290	13,511
Indevus Pharmaceuticals, Inc. (a)	5,621	37,829
Isis Pharmaceuticals, Inc. (a)	7,611	73,674
Javelin Pharmaceuticals, Inc. (a)	3,920	24,265
KV Pharmaceuticals Co. (a)	3,484	94,904
Ligand Pharmaceuticals, Inc., Class B	8,316	57,214
Mannatech, Inc.	1,519	24,137
Mannkind Corp. (a)	3,845	47,409
Medarex, Inc. (a)	12,408	177,310
Medicines Co. (The) (a)	5,096	89,792
Medicis Pharmaceutical Corp., Class A	5,501	168,001
MGI Pharma, Inc. (a)	7,859	175,806
Nabi Biopharmaceuticals (a)	5,567	25,608
Nastech Pharmaceutical Co., Inc. (a)	2,398	26,162
Neurocrine Biosciences, Inc. (a)	3,503	39,339
Neurogen Corp. (a)	2,918	19,376
Noven Pharmaceuticals, Inc. (a)	2,238	52,481
Obagi Medical Products, Inc. (a)	535	9,480
Onyx Pharmaceuticals, Inc. (a)	4,716	126,860
OSI Pharmaceuticals, Inc. (a)	5,680	205,673
Osiris Therapeutics, Inc. (a)	1,177	15,901
Pain Therapeutics, Inc. (a)	3,298	28,726
Par Pharmaceutical Cos., Inc. (a)	3,540	99,934
Penwest Pharmaceuticals Co. (a)	2,118	26,411
Perrigo Co.	7,571	148,240
PetMed Express, Inc. (a)	1,970	25,295
Pharmion Corp. (a)	2,563	74,199
Poniard Pharmaceuticals, Inc. (a)	2,144	14,579
POZEN, Inc. (a)	2,326	42,031
Progenics Pharmaceuticals, Inc. (a)	2,105	45,405
Rigel Pharmaceuticals, Inc. (a)	2,928	26,088
Salix Pharmaceuticals Ltd. (a)	4,349	53,493
Santarus, Inc. (a)	4,690	24,247
Sciele Pharma, Inc. (a)	3,474	81,847
Sirtris Pharmaceuticals Inc. (a)	558	5,507
Somaxon Pharmaceuticals, Inc. (a)	936	11,382
Synta Pharmaceuticals Corp. (a)	461	3,826
Tanox, Inc. (a)	2,377	46,138
Tiens Biotech Group USA, Inc. (a)	300	1,149
Trubion Pharmaceuticals, Inc. (a)	800	16,704
United Therapeutics, Inc. (a)	2,047	130,517
USANA Health Sciences, Inc. (a)	777	34,763
Valeant Pharmaceuticals International	9,362	156,252
Vanda Pharmaceuticals Inc. (a)	2,451	49,657
ViroPharma, Inc. (a)	6,876	94,889
Vivus, Inc. (a)	5,382	28,148
XenoPort Inc. (a)	2,123	94,304
Zymogenetics, Inc. (a)	3,545	51,792
		4,881,245
REAL ESTATE – 0.2%
Avatar Holdings, Inc. (a)	527	40,547
Consolidated - Tomoka Land Co.	554	38,387
Grubb & Ellis Co. (a)	1,457	16,901
HFF, Inc., Class A (a)	1,648	25,561
Meruelo Maddux Properties, Inc. (a)	4,217	34,411
Stratus Properties, Inc. (a)	456	15,732
Tarragon Corp. (a)	1,253	10,600
Thomas Properties Group, Inc.	2,189	34,980
		217,119
REAL ESTATE INVESTMENT TRUST (REIT) – 6.6%
Acadia Realty Trust	3,165	82,132
Affordable Residential Communities LP (a)	4,374	51,701
Agree Realty Corp.	728	22,750
Alesco Financial, Inc.	5,114	41,577
Alexander’s, Inc. (a)	197	79,637
Alexandria Real Estate Equities, Inc.	2,903	281,068
American Campus Communities, Inc.	2,136	60,427
American Financial Realty Trust	12,834	132,447
American Home Mortgage Investment Corp.	4,807	88,353
Anthracite Capital, Inc.	5,383	62,981
Anworth Mortgage Asset Corp.	4,206	38,064
Arbor Realty Trust, Inc.	1,102	28,443
Ashford Hospitality Trust, Inc.	10,436	122,727
Associated Estates Realty Corp.	1,450	22,606
BioMed Realty Trust, Inc.	6,448	161,974

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 21

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
REAL ESTATE INVESTMENT TRUST (REIT) (continued)
BRT Realty Trust	647	$16,828
Capital Lease Funding, Inc.	4,012	43,129
Capital Trust, Inc. (New York)	1,258	42,948
CBRE Realty Finance Inc.	2,688	31,960
Cedar Shopping Centers, Inc.	4,206	60,356
Corporate Office Properties Trust SBI MD	3,844	157,642
Cousins Properties, Inc.	3,993	115,837
Crescent Real Estate EQT Co.	7,795	174,920
Crystal River Capital, Inc.	2,305	55,965
DCT Industrial Trust, Inc.	16,592	178,530
Deerfield Triarc Capital Corp.	4,770	69,785
DiamondRock Hospitality Co.	9,313	177,692
Digital Realty Trust, Inc.	5,250	197,820
EastGroup Properties, Inc.	2,339	102,495
Education Realty Trust, Inc.	2,450	34,374
Entertainment Properties Trust	2,625	141,173
Equity Inns, Inc.	5,423	121,475
Equity Lifestyle Properties, Inc.	1,983	103,493
Equity One, Inc.	3,585	91,597
Extra Space Storage, Inc.	6,342	104,643
FelCor Lodging Trust, Inc.	6,146	159,980
First Industrial Realty Trust, Inc.	4,471	173,296
First Potomac Realty Trust	2,232	51,983
Franklin Street Properties Corp.	5,863	96,974
Getty Realty Corp.	1,598	41,995
Glimcher Realty Trust	3,656	91,400
GMH Communities Trust	2,898	28,082
Gramercy Capital Corp (New York)	1,764	48,581
Healthcare Realty Trust, Inc.	4,711	130,872
Hersha Hospitality Trust	3,760	44,443
Highland Hospitality Corp.	6,054	116,237
Highwoods Properties, Inc.	5,603	210,112
Home Properties, Inc.	3,275	170,071
IMPAC Mortgage Holdings, Inc.	7,194	33,164
Inland Real Estate Corp.	5,723	97,177
Innkeepers USA Trust	4,710	83,508
Investors Real Estate Trust	4,550	47,002
JER Investors Trust, Inc.	2,386	35,790
Kite Realty Group Trust	1,923	36,575
LaSalle Hotel Properties	3,951	171,542
Lexington Corporate Properties Trust	6,519	135,595
LTC Properties, Inc.	2,208	50,232
Luminent Mortgage Capital, Inc.	4,318	43,569
Maguire Properties, Inc.	3,690	126,678
Medical Properties Trust, Inc.	4,572	60,488
MFA Mortgage Investments, Inc.	7,485	54,491
Mid-America Apartment Communities, Inc.	2,507	131,567
Mission West Properties Inc.	1,811	25,245
National Health Investors, Inc.	2,147	68,103
National Retail Properties, Inc.	6,574	143,708
Nationwide Health Properties, Inc.	8,792	239,142
Newcastle Investment Corp.	4,091	102,561
NorthStar Realty Finance Corp.	5,735	71,745
Novastar Financial, Inc.	3,496	24,402
Omega Healthcare Investors, Inc.	6,624	104,858
Parkway Properties, Inc./MD	1,481	71,132
Pennsylvania Real Estate Investment Trust	3,166	140,349
Post Properties, Inc.	4,299	224,107
Potlatch Corp.	3,844	165,484
PS Business Parks, Inc.	1,567	99,301
Quadra Realty Trust, Inc. (a)	1,670	20,892
RAIT Financial Trust	6,237	162,287
Ramco-Gershenson Properties	1,713	61,548
Realty Income Corp.	9,953	250,716
Redwood Trust, Inc.	2,080	100,630
Republic Property Trust	2,416	29,596
Resource Capital Corp.	2,030	28,379
Saul Centers, Inc.	988	44,806
Senior Housing Properties Trust	8,241	167,704
Sovran Self Storage, inc.	2,028	97,668
Spirit Finance Corp.	11,239	163,640
Strategic Hotels & Resorts, Inc.	7,325	164,739
Sun Communities, Inc.	1,476	43,941
Sunstone Hotel Investors, Inc.	6,153	174,684
Tanger Factory Outlet Centers	3,082	115,421
U-Store-It Trust	4,272	70,018
Universal Health Realty Income Trust	1,087	36,197
Urstadt Biddle Properties, Inc., Class A	1,958	33,306
Washington Real Estate Investment Trust	4,437	150,858
Winston Hotels, Inc.	2,430	36,450
Winthrop Realty Trust	4,664	32,228
		9,236,798
RETAIL – 6.0%
99 Cents Only Stores (a)	4,323	56,675
AC Moore Arts & Crafts, Inc. (a)	1,865	36,573
Aeropostale, Inc. (a)	5,091	212,193
AFC Enterprises (a)	2,706	46,787
Applebees International, Inc.	7,354	177,231
Asbury Automotive Group, Inc.	2,362	58,932
Bebe Stores, Inc.	2,309	36,967
Benihana, Inc., Class A (a)	1,213	24,260
Big 5 Sporting Goods Corp.	2,092	53,346
BJ’s Restaurants, Inc. (a)	1,486	29,334
Blockbuster, Inc. (a)	18,920	81,545
Bob Evans Farms, Inc.	3,525	129,896
Bon-Ton Stores, Inc. (The)	944	37,817
Books-A-Million, Inc.	1,314	22,259
Borders Group, Inc.	5,770	109,976
Brown Shoe Co., Inc.	4,335	105,427
Buckle, Inc. (The)	1,294	50,984
Buffalo Wild Wings, Inc. (a)	1,413	58,767
Build-A-Bear Workshop, Inc. (a)	1,365	35,681
Cabela’s, Inc. (a)	3,829	84,736
Cache, Inc. (a)	1,135	15,061
California Pizza Kitchen, Inc. (a)	2,681	57,588
Carrols Restaurant Group, Inc. (a)	1,001	15,265
Casey’s General Stores, Inc.	4,977	135,673
Cash America International, Inc.	2,925	115,976
Casual Male Retail Group, Inc. (a)	3,330	33,633
Cato Corp. (The) Class A	2,755	60,445
CBRL Group, Inc.	2,427	103,099
CEC Entertainment, Inc. (a)	2,819	99,229
Charlotte Russe Holding, Inc. (a)	2,335	62,741
Charming Shoppes, Inc. (a)	12,191	132,029
Children’s Place Retail Stores, Inc. (The) (a)	2,216	114,434
Chipolte Mexican Grill, Inc. (a)	3,230	253,975
Christopher & Banks Corp.	3,338	57,247
Citi Trends, Inc. (a)	1,278	48,513
CKE Restaurants, Inc.	6,211	124,655
Conn’s, Inc. (a)	1,123	32,073
CSK Auto Corp. (a)	4,330	79,672
DEB Shops, Inc.	462	12,774
Denny’s Corp. (a)	8,992	40,014

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 22

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
RETAIL (continued)
Domino’s Pizza, Inc.	4,040	$73,811
Dress Barn, Inc. (a)	4,634	95,090
DSW, Inc., Class A (a)	1,494	52,021
Eddie Bauer Holdings, Inc. (a)	2,808	36,083
Ezcorp, Inc. (a)	3,351	44,367
Finish Line	3,920	35,711
First Cash Financial Services, Inc. (a)	2,422	56,772
Fred’s, Inc.	3,695	49,439
Gander Mountain Co. (a)	470	5,335
Genesco, Inc. (a)	2,242	117,279
Group 1 Automotive, Inc.	2,392	96,493
Guitar Center, Inc. (a)	2,910	174,047
Haverty Furniture Cos., Inc.	1,827	21,321
Hibbett Sports, Inc. (a)	3,114	85,261
HOT Topic, Inc. (a)	4,080	44,350
Ihop Corp.	1,717	93,456
Insight Enterprises, Inc. (a)	4,763	107,501
J Crew Group, Inc. (a)	3,837	207,543
Jack in the Box, Inc. (a)	3,084	218,779
Jamba, Inc. (a)	4,797	43,845
Jo-Ann Stores, Inc. (a)	2,458	69,881
JOS A. Bank Clothiers, Inc. (a)	1,667	69,130
Kenneth Cole Productions, Inc., Class A	867	21,415
Krispy Kreme Doughnuts, Inc. (a)	5,962	55,208
Landry’s Restaurants, Inc.	1,599	48,386
Lithia Motors, Inc., Class A	1,463	37,072
Longs Drug Stores Corp.	3,246	170,480
MarineMax, Inc. (a)	1,529	30,611
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	1,350	35,019
Men’s Wearhouse, Inc.	5,340	272,714
Morton’s Restaurant Group, Inc. (a)	928	16,806
Movado Group, Inc.	1,586	53,512
New York & Co., Inc. (a)	1,984	21,745
Nu Skin Enterprises, Inc.	4,955	81,758
O’Charleys, Inc. (a)	2,257	45,501
Pacific Sunwear of California (a)	6,917	152,174
Pantry, Inc. (The) (a)	2,254	103,909
Papa John’s International, Inc. (a)	1,983	57,031
Payless Shoesource, Inc. (a)	6,431	202,898
PC Connection, Inc. (a)	857	11,347
PEP Boys-Manny Moe & Jack	4,149	83,644
PF Chang’s China Bistro, Inc. (a)	2,540	89,408
Pier 1 Imports, Inc.	8,231	69,881
Pricesmart, Inc. (a)	1,234	30,517
Rare Hospitality International, Inc. (a)	3,029	81,086
Red Robin Gourmet Burgers, Inc. (a)	1,536	62,008
Regis Corp.	4,364	166,923
Retail Ventures, Inc. (a)	2,550	41,132
Ruby Tuesday, Inc.	5,350	140,865
Rush Enterprises, Inc., Class A (a)	2,022	43,918
Ruth’s Chris Steak House (a)	1,753	29,783
Sally Beauty Holdings, Inc. (a)	9,220	82,980
School Specialty, Inc. (a)	1,952	69,179
Select Comfort Corp. (a)	4,546	73,736
Sonic Automotive, Inc.	3,053	88,445
Sonic Corp. (a)	6,576	145,461
Stage Stores, Inc.	4,276	89,625
Steak N Shake Co. (The) (a)	2,751	45,914
Stein Mart, Inc.	2,431	29,804
Syms Corp. (a)	604	11,917
Systemax, Inc.	895	18,625
Talbots, Inc.	2,199	55,041
Texas Roadhouse, Inc. (a)	4,857	62,121
Tuesday Morning Corp.	2,766	34,188
Tween Brands, Inc. (a)	3,022	134,781
Under Armour, Inc., Class A (a)	2,439	111,340
West Marine, Inc. (a)	1,354	18,631
Wet Seal, Inc., (The) Class A (a)	7,777	46,740
Zale Corp. (a)	4,824	114,859
Zumiez, Inc. (a)	1,591	60,108
		8,391,243
SEMICONDUCTORS – 3.0%
Advanced Analogic Technologies, Inc. (a)	3,411	33,087
AMIS Holdings, Inc. (a)	6,585	82,444
Amkor Technology, Inc. (a)	10,305	162,304
Anadigics, Inc. (a)	5,427	74,838
Applied Micro Circuits Corp. (a)	26,118	65,295
Asyst Technologies, Inc. (a)	4,494	32,492
Axcelis Technologies, Inc (a)	9,374	60,837
Brooks Automation, Inc. (a)	7,470	135,580
Cabot Microelectronics Corp. (a)	2,344	83,189
Cavium Networks, Inc. (a)	622	14,070
Cirrus Logic, Inc. (a)	8,130	67,479
Cohu, Inc.	2,096	46,636
Conexant Systems, Inc. (a)	45,234	62,423
Credence Systems Corp. (a)	9,764	35,150
DSP Group, Inc. (a)	2,627	53,775
Emulex Corp. (a)	8,408	183,631
Entegris, Inc. (a)	13,316	158,194
Exar Corp. (a)	3,321	44,501
Formfactor, Inc. (a)	4,706	180,240
Genesis Microchip, Inc. (a)	3,291	30,804
Hittite Microwave Corp. (a)	1,509	64,480
IPG Photonics Corp. (a)	926	18,474
IXYS Corp. (a)	2,524	21,075
Kulicke & Soffa Industries, Inc. (a)	5,332	55,826
Lattice Semiconductor Corp. (a)	10,584	60,540
LTX Corp. (a)	5,725	31,831
Mattson Technology, Inc. (a)	4,858	47,123
Micrel, Inc.	5,122	65,152
Microsemi Corp. (a)	7,514	179,960
MIPS Technologies, Inc. (a)	4,035	35,468
MKS Instruments, Inc. (a)	4,984	138,057
Monolithic Power Systems, Inc. (a)	2,187	38,163
Netlogic Microsystems, Inc. (a)	1,556	49,543
OmniVision Technologies, Inc. (a)	5,411	97,993
ON Semiconductor Corp. (a)	23,913	256,347
Pericom Semiconductor Corp. (a)	2,442	27,253
Photronics, Inc. (a)	3,854	57,347
PLX Technology, Inc. (a)	2,643	29,496
PMC-Sierra, Inc. (a)	21,050	162,716
Rudolph Technologies, Inc. (a)	2,682	44,548
Semitool, Inc. (a)	2,039	19,595
Semtech Corp. (a)	7,152	123,944
Silicon Image, Inc. (a)	8,093	69,438
Sirf Technology Holdings, Inc. (a)	5,218	108,221
Skyworks Solutions, Inc. (a)	15,752	115,777
Spansion, Inc., Class A (a)	8,863	98,379
Standard Microsystems Corp. (a)	2,167	74,415
Supertex, Inc. (a)	1,051	32,938
Syntax-Brillian Corp. (a)	5,289	26,022
Techwell, Inc. (a)	1,379	18,065
Tessera Technologies, Inc. (a)	4,721	191,437
TriQuint Semiconductor, inc. (a)	12,830	64,920
Ultra Clean Holdings, Inc. (a)	1,750	24,465

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 23

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
SEMICONDUCTORS (continued)
Ultratech, Inc. (a)	2,218	$29,566
Veeco Instruments, Inc. (a)	2,859	59,296
Volterra Semiconductor Corp. (a)	1,962	27,860
Zoran Corp. (a)	4,886	97,915
		4,270,614
SOFTWARE – 3.2%
Advent Software, Inc. (a)	1,691	55,042
American Reprographics Co. (a)	2,931	90,245
Ansys, Inc. (a)	7,638	202,407
Aspen Technology, Inc. (a)	8,678	121,492
Avid Technology, Inc. (a)	4,068	143,804
Avocent Corp. (a)	4,971	144,209
Blackbaud, Inc.	4,330	95,606
Blackboard, Inc. (a)	2,814	118,526
Borland Software Corp. (a)	6,704	39,822
Commvault Systems, Inc. (a)	3,272	56,507
Computer Programs & Systems, Inc.	867	26,860
Concur Technologies, Inc. (a)	3,719	84,979
CSG Systems International, Inc. (a)	4,274	113,304
Double-Take Software, Inc. (a)	820	13,456
Eclipsys Corp. (a)	4,500	89,100
eFunds Corp. (a)	4,668	164,734
Epicor Software Corp. (a)	5,724	85,116
EPIQ Systems, Inc. (a)	2,390	38,622
FalconStor Software, Inc. (a)	2,951	31,133
Glu Mobile Inc. (a)	682	9,480
Guidance Software Inc. (a)	302	4,258
Infocrossing, Inc. (a)	2,038	37,642
Informatica Corp. (a)	8,621	127,332
Innerworkings, Inc. (a)	2,149	34,427
InPhonic, Inc. (a)	2,214	10,317
Inter-Tel, Inc.	2,058	49,248
Interactive Intelligence, Inc. (a)	1,201	24,741
INVESTools, Inc. (a)	4,823	48,037
JDA Software Group, Inc. (a)	2,367	46,464
Lawson Software, Inc. (a)	12,822	126,810
ManTech International Corp. (a)	1,800	55,494
MicroStrategy, Inc., Class A (a)	942	89,010
Midway Games, Inc. (a)	2,132	13,560
MSC.Software Corp. (a)	4,046	54,783
Nuance Communications, Inc. (a)	12,981	217,172
Omnicell, Inc. (a)	3,101	64,439
Omniture, Inc. (a)	2,606	59,730
OpenTV Corp., Class A (a)	8,639	18,315
Packeteer, Inc. (a)	3,393	26,499
Parametric Technology Corp. (a)	11,316	244,539
PDF Solutions, Inc. (a)	1,953	23,104
Pegasystems, Inc.	1,331	14,548
Progress Software Corp. (a)	4,041	128,463
Quality Systems, Inc.	1,603	60,866
Renaissance Learning, Inc.	728	9,573
Schawk, Inc.	1,434	28,709
SeaChange International, Inc. (a)	2,716	21,076
Solera Holdings Inc. (a)	2,421	46,919
SourceForge Inc. (a)	6,095	25,721
SPSS, Inc. (a)	1,696	74,861
Sybase, Inc. (a)	8,997	214,938
Synchronoss Technologies, Inc. (a)	1,698	49,819
SYNNEX Corp. (a)	1,502	30,956
Take-Two Interactive Software, Inc. (a)	7,184	143,464
Taleo Corp., Class A (a)	1,523	34,313
THQ, Inc. (a)	6,592	201,188
Transaction Systems Architects, Inc. (a)	3,661	123,229
Trident Microsystems, Inc. (a)	5,625	103,219
Unica Corp. (a)	904	14,916
Visual Sciences, Inc. (a)	1,881	29,099
Wind River Systems, Inc. (a)	7,354	80,894
		4,537,136
TELECOMMUNICATIONS – 3.4%
3Com Corp. (a)	38,341	158,348
Acme Packet, Inc. (a)	2,036	23,394
Adaptec, Inc. (a)	11,145	42,462
ADTRAN, Inc.	5,802	150,678
Aeroflex, Inc. (a)	7,368	104,405
Alaska Communications Systems Group, Inc.	3,965	62,806
Anaren, Inc. (a)	1,594	28,070
Anixter International, Inc. (a)	3,042	228,789
Aruba Networks, Inc. (a)	734	14,753
Atheros Communications, Inc. (a)	5,445	167,924
Atlantic Tele-Network, Inc.	868	24,860
BigBand Networks, Inc. (a)	1,137	14,906
C-COR, Inc. (a)	4,690	65,941
Cbeyond, Inc. (a)	1,903	73,285
Centennial Communications Corp. (a)	2,116	20,081
Comtech Telecommunications Corp. (a)	2,281	105,884
Consolidated Communications Holdings, Inc.	1,819	41,109
CPI International, Inc. (a)	655	12,989
CT Communications, Inc.	1,878	57,298
Ditech Networks, Inc. (a)	3,057	25,037
Dobson Communications Corp., Class A (a)	14,399	159,973
EMS Technologies, Inc. (a)	1,406	31,016
Eschelon Telecom, Inc. (a)	988	29,245
Fairpoint Communications, Inc.	3,249	57,670
FiberTower Corp. (a)	9,493	41,105
Finisar Corp. (a)	26,393	99,766
Foundry Networks, Inc. (a)	14,353	239,121
General Communication, Inc., Class A (a)	4,945	63,345
GeoEye, Inc. (a)	1,614	35,072
Global Crossing Ltd. (a)	2,226	42,027
Globalstar Inc. (a)	1,762	18,237
Golden Telecom, Inc.	1,549	85,210
Harris Stratex Networks, Inc., Class A (a)	2,348	42,217
Hughes Communications Inc. (a)	592	30,891
Hungarian Telephone and Cable Corp. (a)	331	6,623
ICO Global Communications Holdings Ltd. (a)	9,485	33,008
IDT Corp., Class B	4,565	47,111
Iowa Telecommunications Services, Inc.	2,924	66,462
iPCS, Inc.	1,567	53,074
Knology, Inc. (a)	2,401	41,705
Loral Space & Communications, Inc. (a)	1,056	52,040
MasTec, Inc. (a)	3,932	62,204
MRV Communications, Inc. (a)	12,213	39,692
Network Equipment Technologies, Inc. (a)	2,431	23,192
Nextwave Wireless, Inc. (a)	2,500	20,875
North Pittsburg Systems, Inc.	1,392	29,580
Novatel Wireless, Inc. (a)	2,997	77,982
Oplink Communications, Inc. (a)	2,054	30,810
OpNext, Inc. (a)	1,721	22,786
Optium Corp. (a)	1,129	14,282

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 24

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
TELECOMMUNICATIONS (continued)
Orbcomm, Inc. (a)	2,419	$39,696
PAETEC Holding Corp. (a)	6,481	73,170
Plantronics, Inc.	4,735	124,152
Polycom, Inc. (a)	9,033	303,509
Powerwave Technologies, Inc. (a)	12,836	86,001
Preformed Line Products Co.	228	10,946
Premiere Global Services, Inc. (a)	6,973	90,788
RCN Corp. (a)	2,846	53,476
Rural Cellular Corp., Class A (a)	1,124	49,242
SAVVIS, Inc. (a)	2,706	133,974
Sirenza Microdevices, Inc. (a)	3,626	43,041
Sonus Networks, Inc. (a)	24,877	211,952
Switch & Data Facilities Co. (a)	1,268	24,333
Syniverse Holdings, Inc. (a)	2,517	32,369
Tekelec (a)	6,002	86,549
Time Warner Telecom, Inc., Class A (a)	14,256	286,546
USA Mobility, Inc.	2,128	56,945
UTStarcom, Inc. (a)	9,795	54,950
Veraz Networks, Inc. (a)	835	5,444
Vonage Holdings Corp. (a)	5,963	18,545
		4,804,968
TELECOMMUNICATIONS EQUIPMENT – 0.8%
Andrew Corp. (a)	15,342	221,538
Arris Group, Inc. (a)	10,740	188,917
Avanex Corp. (a)	17,936	32,285
Harmonic, Inc. (a)	7,318	64,911
InterDigital Communications Corp. (a)	4,621	148,658
Ixia (a)	4,190	38,799
NTELOS Holdings Corp.	2,559	70,731
RF Micro Devices, Inc. (a)	19,134	119,396
Sycamore Networks, Inc. (a)	16,997	68,328
Symmetricom, Inc. (a)	4,263	35,809
Viasat, Inc. (a)	2,285	73,348
		1,062,720
TELEPHONE – 0.2%
Cincinnati Bell, Inc. (a)	24,400	141,032
Shenandoah Telecom Co.	715	36,343
SureWest Communications	1,357	36,965
		214,340
TEXTILES – 0.4%
G&K Services, Inc., Class A	2,120	83,761
Interface, Inc., Class A	5,390	101,655
Kellwood Co.	2,396	67,376
Shoe Carnival, Inc. (a)	871	23,944
Steven Madden, Ltd.	1,890	61,916
Unifirst Corp. (MA)	1,320	58,146
Wolverine World Wide, Inc.	5,365	148,664
		545,462
TOBACCO – 0.2%
Universal Corp., Richmond, VA	2,662	162,169
Vector Group, Ltd.	2,728	61,462
		223,631
TOYS / GAMES / HOBBIES – 0.3%
Jakks Pacific, Inc. (a)	2,595	73,023
Leapfrog Enterprises, Inc. (a)	3,156	32,349
Marvel Entertainment, Inc. (a)	5,339	136,038
Multimedia Games, Inc. (a)	2,252	28,735
RC2 Corp. (a)	2,086	83,461
Topps Co., Inc. (The)	3,200	33,632
		387,238
TRANSPORTATION – 1.9%
Abx Air, Inc. (a)	5,695	45,902
American Commercial Lines, Inc (a)	6,154	160,312
Arkansas Best Corp.	2,221	86,552
Arlington Tankers Ltd.	1,223	35,076
Atlas Air Worldwide Holdings, Inc. (a)	1,230	72,496
Bristow Group, Inc. (a)	1,993	98,753
Celadon Group, Inc. (a)	2,242	35,648
Double Hull Tankers, Inc.	1,959	30,541
Dynamex, Inc. (a)	1,028	26,245
Eagle Bulk Shipping Inc.	4,109	92,083
EGL, Inc. (a)	3,265	151,757
Florida East Coast Industries, Inc.	3,641	302,130
Forward Air Corp.	2,972	101,315
Genco Shipping & Trading Ltd.	1,637	67,543
General Maritime Corp.	2,639	70,672
Genesee & Wyoming, Inc., Class A (a)	3,499	104,410
Golar LNG Ltd.	3,216	53,579
Greenbrier Cos., Inc.	1,474	44,544
GulfMark Offshore, Inc. (a)	2,253	115,399
Heartland Express, Inc.	5,711	93,089
Horizon Lines, Inc., Class A	3,313	108,534
HUB Group, Inc., Class A (a)	3,820	134,311
Knight Transportation, Inc.	5,635	109,206
Knightsbridge Tankers Ltd.	1,577	48,114
Marten Transport, Ltd. (a)	1,419	25,556
Old Dominion Freight Line (a)	2,923	88,128
Pacer International, Inc.	3,628	85,331
Patriot Transportation Holding, Inc. (a)	138	11,965
PHI, Inc. (a)	1,272	37,893
Saia, Inc. (a)	1,359	37,046
Ship Finance International Ltd.	3,103	92,097
TBS International Ltd., Class A (a)	447	12,695
Universal Truckload Services, Inc. (a)	527	10,472
Werner Enterprises, Inc.	4,582	92,327
		2,681,721
TRUCKING & LEASING – 0.1%
Amerco, Inc. (a)	1,002	75,651
Interpool, Inc.	1,020	27,438
TAL International Group, Inc.	1,497	44,476
		147,565
WATER – 0.2%
American States Water Co.	1,573	55,952
California Water Service Group	1,804	67,632
Pico Holdings, Inc. (a)	1,405	60,780
SJW Corp.	1,423	47,386
Southwest Water Co.	2,103	26,854
		258,604
TOTAL COMMON STOCKS (Cost $120,350,117)		138,951,216

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 25

E*TRADE  Russell 2000 Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE (Note 2)
SHORT-TERM INVESTMENTS – 5.3%
BlackRock Liquidity Funds TempCash Portfolio	7,174,537	$7,174,537
U.S. Treasury Bill 4.98%(b), 08/02/07(c)	$250,000	248,998
TOTAL SHORT-TERM INVESTMENTS (Cost $7,423,472)		7,423,535
TOTAL INVESTMENTS - 103.9% (Cost $127,773,589)		146,374,751
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (3.9%)		(5,471,756)
TOTAL NET ASSETS - 100.0%		$140,902,995

(a)   Non-income producing.

(b)   Yield to Maturity.

(c)   See Note 6 regarding futures contracts.

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS
BANKS	$10,817,286	7.7%
COMMERCIAL SERVICES	9,558,928	6.8%
REAL ESTATE INVESTMENT TRUST (REIT)	9,236,798	6.6%
RETAIL	8,391,243	6.0%
HEALTH CARE	7,286,961	5.2%
INSURANCE	5,134,884	3.6%
PHARMACEUTICALS	4,881,245	3.5%
TELECOMMUNICATIONS	4,804,968	3.4%
SOFTWARE	4,537,136	3.2%
SEMICONDUCTORS	4,270,614	3.0%
ELECTRONICS	4,084,243	2.9%
COMPUTERS	3,746,381	2.7%
DIVERSIFED FINANCIAL SERVICES	3,454,954	2.5%
INTERNET COMPANIES	3,431,006	2.4%
OIL & GAS SERVICES	3,424,680	2.4%
OIL & GAS PRODUCERS	3,312,215	2.4%
CHEMICALS	3,059,156	2.2%
BIOTECHNOLOGY	2,849,215	2.0%
TRANSPORTATION	2,681,721	1.9%
ELECTRIC	2,216,611	1.6%
MACHINERY	2,180,904	1.5%
FOOD	2,112,755	1.5%
MEDIA	2,037,385	1.4%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	1,951,779	1.4%
ENTERTAINMENT	1,622,344	1.2%
AUTO PARTS & EQUIPMENT	1,615,818	1.1%
APPAREL	1,579,042	1.1%
AEROSPACE/DEFENSE	1,492,556	1.1%
ENGINEERING & CONTRUCTION	1,360,431	1.0%
BUILDING MATERIALS	1,327,648	0.9%
ELECTRICAL COMPONENTS & EQUIPMENT	1,261,031	0.9%
MINING	1,194,248	0.8%
METAL FABRICATE / HARDWARE	1,143,182	0.8%
DISTRIBUTION / WHOLESALE	1,114,026	0.8%
TELECOMMUNICATIONS EQUIPMENT	1,062,720	0.8%
HOUSEHOLD PRODUCTS / WARE	1,034,131	0.7%
ENVIRONMENTAL CONTROL	933,167	0.7%
MANUFACTURING	913,801	0.6%
LEISURE TIME	844,486	0.6%
HOME BUILDERS	798,047	0.6%
METALS - DIVERSIFIED	781,777	0.6%
AIRLINES	755,298	0.5%
COMPUTERS, PERIPHERAL & SOFTWARE	733,493	0.5%
MANUFACTURERS	696,882	0.5%
HOME FURNISHINGS	694,946	0.5%
FOREST PRODUCTS & PAPER	612,624	0.4%
OIL & GAS	612,263	0.4%
LODGING	549,874	0.4%
TEXTILES	545,462	0.4%
HAND / MACHINE TOOLS	493,198	0.3%
AUTO MANUFACTURERS	483,017	0.3%
OFFICE/BUSINESS EQUIPMENT	474,528	0.3%
ENERGY - ALTERNATE SOURCES	455,881	0.3%
PACKAGING & CONTAINERS	410,799	0.3%
TOYS / GAMES / HOBBIES	387,238	0.3%
HOLDING COMPANIES	369,129	0.3%
ADVERTISING	359,027	0.3%
IRON / STEEL	337,858	0.2%
GAS	311,950	0.2%
AGRICULTURE	266,759	0.2%
WATER	258,604	0.2%
TOBACCO	223,631	0.2%
REAL ESTATE	217,119	0.2%
TELEPHONE	214,340	0.2%
COSMETICS / PERSONAL CARE	206,069	0.1%
COAL	204,309	0.1%
BEVERAGES	192,684	0.1%
TRUCKING & LEASING	147,565	0.1%
INVESTMENT COMPANIES	146,925	0.1%
	$140,902,995	100.0%

The accompany1ing notes are an integral part of these Financial Statements.

E*TRADE Russell 2000 Index Fund – 26

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMON STOCKS – 95.0%
AUSTRALIA – 6.0%
ABC Learning Centres, Ltd.	4,542	$26,595
AGL Energy, Ltd.	5,530	71,109
Alinta, Ltd.	6,297	81,272
Alumina, Ltd. ADR	3,600	95,580
Amcor, Ltd. ADR	2,874	72,856
AMP, Ltd.	23,914	204,893
Ansell, Ltd.	1,651	17,069
APN News & Media, Ltd.	3,523	17,467
Aristocrat Leisure, Ltd.	4,474	54,440
Asciano Group (a)	6,858	58,940
ASX, Ltd.	2,179	89,797
Australia & New Zealand Banking Group, Ltd. ADR	4,705	579,327
AXA Asia Pacific Holdings, Ltd.	11,118	69,953
Babcock & Brown, Ltd.	2,902	78,724
BHP Billiton, Ltd. ADR	22,295	1,332,126
Billabong International, Ltd.	2,115	32,136
BlueScope Steel, Ltd.	9,267	81,163
Boral, Ltd.	7,586	56,351
Brambles Industries, Ltd. (a)	19,581	202,010
Brambles Industries, Ltd. (a)	5,293	54,361
Caltex Australia, Ltd.	1,722	34,506
Centro Properties Group	10,780	77,573
CFS Retail Property Trust	17,593	31,984
Challenger Financial Services Group, Ltd. (4)(4)	4,569	22,525
Coca-Cola Amatil, Ltd. ADR	3,354	54,293
Cochlear, Ltd.	701	36,222
Coles Myer, Ltd.	14,479	197,826
Commonwealth Bank of Australia	16,456	770,397
Commonwealth Property Office Fund	18,564	26,354
Computershare, Ltd.	6,498	62,046
CSL, Ltd.	2,345	174,679
CSR, Ltd.	11,201	32,990
DB RREEF Trust	36,363	60,410
Downer EDI, Ltd.	3,842	23,959
Fortescue Metals Group, Ltd. (a)	1,518	43,396
Foster’s Group, Ltd. ADR	25,871	140,035
Futuris Corp., Ltd.	7,396	17,432
Goodman Fielder, Ltd.	13,521	27,845
GPT Group	26,040	102,714
Harvey Norman Holdings, Ltd.	6,751	30,218
Iluka Resources, Ltd.	2,971	15,496
Ing Industrial Fund	12,415	24,603
Insurance Australia Group, Ltd.	22,375	108,003
Investa Property Group	19,459	48,074
John Fairfax Holdings, Ltd.	15,219	60,591
Leighton Holdings, Ltd.	1,773	61,844
Lend Lease Corp., Ltd.	4,594	72,164
Lion Nathan, Ltd.	3,748	29,436
Macquarie Airports	8,769	29,987
Macquarie Bank, Ltd.	3,239	232,806
Macquarie Communications	5,005	26,803
Macquarie Goodman Group	18,111	102,858
Macquarie Infrastructure Group	33,864	103,219
Macquarie Office Trust	25,319	35,831
Mirvac Group	12,853	62,040
Multiplex Group	8,011	33,373
National Australia Bank, Ltd. ADR	4,149	721,954
Newcrest Mining, Ltd. ADR	4,269	82,758
OneSteel, Ltd.	7,314	39,813
Orica, Ltd.	3,967	100,031
Origin Energy, Ltd.	11,088	93,301
Pacific Brands, Ltd.	6,407	18,722
Paladin Resources, Ltd. (a)	7,110	49,439
PaperlinX, Ltd.	5,714	17,998
Perpetual Trustees Australia, Ltd.	473	31,458
Publishing & Broadcasting, Ltd.	5,698	94,492
Qantas Airways, Ltd.	12,406	58,903
QBE Insurance Group, Ltd.	10,623	280,485
Rinker Group, Ltd. ADR	2,283	181,727
Rio Tinto, Ltd.	3,645	304,271
Santos, Ltd. ADR	1,908	91,164
Sonic Healthcare, Ltd.	3,633	46,337
Stockland	18,294	126,117
Suncorp-Metway, Ltd.	11,736	200,583
Symbion Health, Ltd.	8,231	28,468
TABCORP Holdings, Ltd. ADR	670	97,485
Tattersall’s, Ltd.	13,719	54,602
Telstra Corp., Ltd. ADR	7,317	142,468
Telstra Corp., Ltd., Receipt	18,965	49,926
Toll Holdings, Ltd.	6,858	84,099
Tower Australia Group, Ltd. (a)	1	2
Transurban Group	13,230	89,760
Wesfarmers, Ltd.	4,835	187,344
Westfield Group NPV	20,506	346,247
Westfield Rights, expires 07/06/07	1,783	—
Westpac Banking Corp. ADR	4,721	514,495
Woodside Petroleum, Ltd. ADR	5,952	231,023
Woolworths, Ltd.	15,357	351,199
WorleyParsons, Ltd.	1,888	54,347
Zinifex, Ltd.	6,211	98,567
		11,160,286
AUSTRIA – 0.6%
Andritz AG	497	32,661
Boehler-Uddeholm AG ADR	2,081	51,994
Bwin Interactive Entertainment (a)	333	10,947
Erste Bank Der Oesterreichischen ADR	4,827	188,402
Flughafenwien AG	134	13,188
Immoeast Immobilien Anlagen AG (a)	3,545	49,919
Immofinanz Immobilien Anlagen AG (a)	5,708	82,948
Mayr-Melnhof Karton AG	54	12,222
Meinl European Land, Ltd. (a)	3,827	109,458
OMV AG	2,105	140,113
Raiffeisen International Bank Holding AG	455	71,713
RHI AG (a)	328	17,865
Telekom Austria AG ADR	2,392	119,529
Verbund Class A	983	50,158
Voestalpine AG	1,414	118,606
Wiener Staedtische Allgemeine Versicherung AG	402	28,587
Wienerberger AG	899	65,962
		1,164,272
BELGIUM – 1.2%
AGFA-Gevaert NV	1,644	42,316
Barco NV	144	13,338
Bekaert SA	160	23,415
Belgacom SA	2,077	91,727
Cofinimmo	109	20,712
Colruyt SA	212	44,156
Compagnie Maritime Belge SA	179	12,468
D’ ieteren SA	35	15,612
Delhaize Group ADR	988	96,745
Dexia	6,677	208,116

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 27

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
BELGIUM (continued)
Euronav NV	301	$10,926
Fortis NL ADR	15,791	671,999
Groupe Bruxelles Lambert SA	939	116,467
Inbev NV	2,339	184,864
KBC Bancassurance Holding	2,316	311,453
Mobistar SA	404	34,340
Omega Pharma SA	242	20,905
Solvay SA	810	127,232
UCB SA	1,403	82,802
Umicore	315	68,152
		2,197,745
BERMUDA – 0.1%
Frontline, Ltd.	668	30,656
SeaDrill, Ltd. (a)	3,177	68,047
Ship Finance International, Ltd.	1	27
		98,730
DENMARK – 0.8%
AP Moller - Maersk A/S	14	168,031
Bang & Olufsen, A/S	133	15,870
Carlsberg A/S Class B	434	52,349
Codan A/S	173	18,843
Coloplast A/S	340	27,487
Dampskibseelskabet TORM ADR	742	27,862
Danisco A/S	624	46,424
Danske Bank A/S	5,794	236,422
DSV A/S	2,570	50,230
East Asiatic Co., Ltd. A/S	213	11,689
FLSmidth & Co., A/S Class B	679	53,056
GN Store Nord (a)	2,590	30,505
H Lundbeck A/S	677	17,116
Jyske Bank (a)	751	54,001
NKT Holding A/S	300	29,716
Novo-Nordisk A/S Class B ADR	3,071	333,695
Novozymes A/S Class A	588	68,004
Sydbank A/S	804	38,362
Topdanmark A/S (a)	225	38,284
TrygVesta AS	347	27,208
Vestas Wind Systems A/S (a)	2,362	154,668
William Demant Holding (a)	323	31,922
		1,531,744
FINLAND – 1.6%
Amer Sports Oyj	919	22,634
Amer Sports Oyj ADR	1	12
Cargotec Corp. Class B	486	29,823
Elisa Oyj, Class A	1,906	51,845
Fortum Oyj	5,665	176,637
KCI Konecranes Oyj	767	31,984
Kesko, Class B	839	55,543
Kone Oyj	973	61,029
Metso Oyj ADR	1,626	95,836
Neste Oil Oyj	1,635	63,932
Nokia Oyj ADR	52,234	1,468,298
Nokian Renkaat Oyj	1,330	46,495
OKO Bank, Class A	1,220	22,558
Orion Oyj, Class B (a)	1,097	27,395
Outokumpu Oyj, Class A	1,503	50,443
Rautaruukki Oyj	1,072	68,334
Sampo Oyj, Class A	5,513	158,394
Sanoma-WSOY Oyj	1,052	33,171
Stora Enso Oyj ADR	7,409	138,771
Tietoenator Oyj	945	30,298
UPM-Kymmene Oyj ADR	6,674	163,914
Uponor Oyj	700	27,156
Wartsila Corp., Class B	826	54,200
YIT Oyj	1,617	50,639
		2,929,341
FRANCE – 9.3%
Accor SA	2,299	202,797
Aeroports de Paris	442	51,183
Air France-KLM ADR	1,546	71,874
Air Liquide SA	3,094	405,131
Alcatel SA ADR	29,456	412,384
Alstom (a)	1,323	220,140
Atos Origin SA (a)	879	55,059
AXA SA ADR	20,022	861,747
BNP Paribas ADR	21,418	1,277,952
Bouygues SA	2,776	232,088
Business Objects SA ADR (a)	1,236	48,006
Cap Gemini SA	1,746	127,374
Carrefour SA	7,643	535,644
Casino Guichard-Perrachon SA	555	55,999
CNP Assurances	568	72,423
Compagine de Saint-Gobain	4,230	472,838
Compagnie Generale D’Optique Essilor International SA	1,258	149,513
Compagnie Generale Des Etablissements Michelin	1,832	255,461
Credit Agricole SA	8,403	340,245
Dassault Systemes SA ADR	734	46,286
France Telecom SA ADR	21,582	593,073
Gaz de France	2,510	126,345
Gecina SA	159	26,515
Groupe Danone ADR	28,284	459,898
Hermes International	886	99,943
Icade	418	32,129
Imerys SA	404	40,810
Klepierre	294	49,678
L’Oreal SA	3,194	376,722
Lafarge SA ADR	7,642	348,093
Lagardere SCA	1,547	133,881
LVMH Moet Hennessy Louis Vuitton SA	3,125	358,805
M6-Metropole Television	841	27,279
Neopost SA	411	60,008
Pagesjaunes Groupe SA	1,600	33,608
Pernod-Ricard SA	1,152	253,801
Peugeot SA ADR	1,945	157,031
Pinault Printemps Redoute SA	983	171,102
Publicis Groupe ADR	1,774	77,080
Renault SA	2,362	378,026
Safran SA	2,128	54,302
Sanofi-Aventis ADR	26,010	1,047,423
Schneider Electric SA	2,766	386,707
SCOR ADR	15,100	41,072
Societe BIC SA	347	25,501
Societe Des Autoroutes Paris	288	29,203
Societe Generale ADR	23,540	874,469
Societe Television Francaise 1	1,502	51,804
Sodexho Alliance SA ADR	1,217	86,736
Suez SA ADR	13,035	747,166
Technip-Coflexip SA ADR	1,282	105,880
Thales SA	1,131	68,964
Thomson/ex-TMM ADR	3,144	58,290
TotalFinaElf SA ADR	27,468	2,224,359
Unibail	588	150,049
Valeo SA ADR	1,780	47,851
Vallourec	608	193,976

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 28

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
FRANCE (continued)
Veolia Environnement ADR	3,930	$308,151
Vinci SA	5,081	378,417
Vivendi	14,758	633,492
Zodiac SA	493	37,795
		17,249,578
GERMANY – 7.7%
Adidas-Salomon AG	2,597	163,790
Allianz AG ADR	57,723	1,343,214
Altana AG ADR	895	21,612
BASF AG ADR	6,392	835,498
Bayer AG ADR	9,262	697,429
Beiersdorf AG	1,125	80,070
Bilfinger Berger AG	474	42,041
Celesio AG	1,085	70,355
Commerzbank AG ADR	7,963	379,093
Continental AG ADR	1,674	235,057
Daimlerchrysler AG	8,452	777,161
Daimlerchrysler AG	5,025	463,875
Deutsche Bank AG	6,625	962,206
Deutsche Boerse AG	2,602	294,159
Deutsche Lufthansa AG ADR	2,920	81,396
Deutsche Post AG	9,897	320,890
Deutsche Postbank AG	1,046	91,855
Deutsche Telekom AG ADR	36,158	665,669
Douglas Holding AG	400	26,012
E.ON AG ADR	23,832	1,326,012
Fresenius Medical Care AG	2,407	110,578
Heidelberger Druckmaschinen	742	35,917
Hochtief AG	536	58,308
Hypo Real Estate Holding ADR	1,710	110,530
Infineon Technologies AG ADR (a)	9,539	157,680
Ivg Immobilien AG	1,184	46,048
Karstadtquelle AG (a)	807	27,269
Linde AG	1,501	180,771
MAN AG	1,439	206,655
Merck KGaA	824	113,330
Metro AG	2,067	171,254
MLP AG	693	13,269
Muenchener Rueckversicherungs-Gesellschaft AG	2,782	510,937
Premiere AG (a)	1,067	25,214
Puma AG Rudolf Dassler Sport ADR	153	68,197
Rheinmetall AG	459	42,644
Rwe AG ADR	5,675	601,729
Salzgitter AG	524	101,190
SAP AG ADR	11,313	577,755
Siemens AG ADR	10,857	1,553,202
Solarworld AG	1,068	49,197
Suedzucker AG	845	18,731
Thyssenkrupp AG	4,594	273,035
TUI AG	2,722	75,276
Volkswagen AG ADR	10,875	345,619
Wincor Nixdorf AG	401	36,926
		14,388,655
GREECE – 0.6%
Alpha Credit Bank	4,944	154,662
Coca Cola Hellenic Bottling Co., SA	1,389	63,781
Cosmote Mobile Telecommunications SA	1,495	46,023
EFG Eurobank	3,519	114,413
Folli - Follie SA	210	8,482
Hellenic Exchanges SA	762	19,843
Hellenic Petroleum SA	1,364	21,893
Hellenic Technodomiki Tev SA	1,520	19,835
Hellenic Telecommunications Organization SA	4,064	125,690
Motor Oil (Hellas) SA	565	14,771
National Bank of Greece SA ADR	25,765	295,267
Opap SA	2,848	100,413
Piraeus Bank SA	3,274	119,050
Public Power Corp.	1,332	37,459
Titan Cement Co. SA	785	45,158
Viohalco	1,145	17,688
		1,204,428
HONG KONG – 1.6%
ASM Pacific Technology, Ltd.	2,480	17,968
Bank of East Asia, Ltd. ADR	17,805	100,208
BOC Hong Kong Holdings, Ltd.	47,201	112,399
Cathay Pacific Airways, Ltd. ADR	3,515	43,747
Cheung Kong Holdings, Ltd.	19,203	251,670
Cheung Kong Infrastructure Holdings, Ltd.	5,751	21,223
Clp Holdings, Ltd. ADR	16,895	113,348
Esprit Holdings, Ltd.	13,338	169,494
Foxconn International Holdings, Ltd. (a)	26,769	76,707
Giordano International, Ltd.	19,016	9,378
Hang Lung Properties, Ltd. ADR	5,284	91,075
Hang Seng Bank, Ltd. ADR	9,754	132,001
Henderson Land Development ADR	11,150	75,946
Hong Kong & China Gas ADR	46,376	97,761
Hong Kong Electric Holdings ADR	17,695	89,291
Hong Kong Exchanges and Clearing, Ltd.	13,604	192,080
Hopewell Holdings	8,021	32,740
Hutchison Telecommunications International Ltd.	18,210	23,458
Hutchison Whampoa, Ltd.	27,190	269,961
Hysan Development Co., Ltd.	8,075	21,511
Johnson Electric Holdings, Ltd. ADR	1,874	10,403
Kerry Properties, Ltd.	7,112	44,675
Kingboard Chemical Holdings Ltd.	7,436	34,230
Kingboard Laminates Holding, Ltd. (a)	1	1
Li & Fung, Ltd.	28,277	101,798
Link REIT (The)	27,264	60,357
Melco International Development, Ltd.	9,399	13,976
MTR Corp.	17,695	41,933
New World Development, Ltd. ADR	15,189	76,004
Noble Group Ltd.	12,300	13,867
Orient Overseas International, Ltd.	2,794	27,321
PCCW, Ltd. ADR	5,168	31,266
Shangri-La Asia, Ltd. ADR	735	35,538
Shui On Land, Ltd. (a)	24,022	21,557
Shun Tak Holdings, Ltd.	11,176	16,451
Sino Land Co.	17,572	36,591
Sun Hung Kai Properties, Ltd. ADR	17,481	210,410
Swire Pacific, Ltd. ADR	10,681	118,725
Techtronic Industries Co., Ltd.	14,020	18,723
Television Broadcasts, Ltd.	3,631	25,553
Tencent Holdings, Ltd.	11,302	45,441
Tingyi (Cayman Islands) Holding, Corp.	21,386	24,885
Wharf Holdings, Ltd.	15,612	62,363
Wing Hang Bank, Ltd.	2,252	24,871
Yue Yuen Industrial Holdings	7,427	23,027
		3,061,932
IRELAND – 1.0%
Allied Irish Bank ADR	5,585	306,952

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 29

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
IRELAND (continued)
Bank of Ireland ADR	3,121	$253,269
C&C Group PLC	4,178	56,123
CRH PLC ADR	6,924	345,023
DCC PLC	1,025	34,511
Depfa Bank PLC	4,278	75,595
Elan Corp. PLC ADR (a)	5,963	130,769
Experian Group Ltd. ADR	13,038	164,669
Grafton Group PLC	2,927	41,681
Greencore Group PLC	2,027	15,309
Iaws Group PLC	1,615	33,788
Independent News & Media PLC	6,809	34,439
Irish Life & Permanent PLC	3,510	88,420
Kerry Group PLC, Class A	1,769	49,405
Kingspan Group PLC	1,616	45,229
Paddy Power PLC	621	19,318
Ryanair Holdings PLC (a)	4,964	33,046
Ryanair Holdings PLC ADR (a)	984	37,146
		1,764,692
ITALY – 3.6%
Alleanza Assicurazioni SpA	5,399	70,423
Arnoldo Mondadori Editore SpA	1,489	14,545
Assicurazioni Generali SpA	13,450	538,117
Autogrill SpA	1,298	27,403
Autostrade SpA	3,285	108,864
Banca Intesa SpA	98,240	730,879
Banca Intesa SpA - RNC	11,894	83,124
Banca Monte Dei Paschi di Siena SpA	14,054	94,847
Banca Popolare di Milano SCRL	5,294	80,569
Banche Popolari Unite SCRL	7,745	196,437
Banco Popolare di Verona e Novara SCRL	4,787	137,343
Bulgari SpA	1,911	30,584
Capitalia SpA	21,524	213,058
Enel SpA ADR	11,037	592,687
Eni SpA ADR	16,604	1,201,299
Fiat SpA ADR	9,056	269,507
Finmeccanica SpA	3,794	116,316
Fondiaria-Sai SpA	944	45,541
Italcementi SpA	904	27,850
Lottomatica SpA	870	34,443
Luxottica Group SpA ADR	1,761	68,045
Mediaset SpA	9,793	100,943
Mediobanca SpA	6,257	141,822
Mediolanum SpA	3,254	27,028
Parmalat SPA	19,897	83,917
Pirelli & Co. SpA (a)	36,713	43,572
Seat Pagine Gialle SpA	52,299	31,281
Snam Rete Gas SpA	11,227	66,244
Telecom Italia SpA (Ordinary) ADR	13,654	374,939
Telecom Italia SpA (Savings) ADR	7,687	169,268
Terna SpA	15,306	52,671
Unicredito Italiano SpA	99,674	888,337
Unipol-Pfd.Rights, expires 07/03/07	11,475	—
		6,661,903
JAPAN – 20.2%
77 Bank, Ltd. (The)	4,400	28,471
Access Co., Ltd. (a)	3	9,021
Acom Co., Ltd. ADR	3,256	29,134
Aderans Co., Ltd.	426	8,943
Advantest Corp. ADR	2,036	89,055
Aeon Co., Ltd.	8,166	151,121
Aeon Credit Service Co., Ltd.	1,101	17,417
Aeon Mall Co., Ltd.	689	21,121
Aiful Corp.	996	28,512
Aisin Seiki Co., Ltd.	2,443	89,365
Ajinomoto Co., Inc.	7,876	90,446
Alfresa Holdings Corp.	360	25,055
All Nippon Airways Co., Ltd.	8,000	30,344
Alps Electric Co., Ltd.	2,200	21,915
Amada Co., Ltd.	4,666	58,180
Aoyama Trading Co., Ltd.	731	22,419
Asahi Breweries, Ltd.	5,243	81,066
Asahi Glass Co., Ltd.	12,102	162,688
Asahi Kasei Corp.	15,207	99,610
Asatsu-DK, Inc.	428	14,463
Asics Corp.	2,040	25,130
Astellas Pharma Inc.	6,834	296,371
Autobacs Seven Co., Ltd.	376	11,697
Bank of Kyoto Ltd. (The)	3,594	42,924
Bank of Yokohama, Ltd. (The)	15,247	106,467
Benesse Corp.	882	25,476
Bridgestone Corp.	7,779	166,259
Canon, Inc. ADR	13,607	797,914
Canon, Marketing Japan Inc.	960	19,580
Casio Computer Co., Ltd.	3,025	47,024
Central Glass Co., Ltd.	2,193	12,218
Central Japan Railway Co.	20	210,379
Chiba Bank, Ltd. (The)	9,709	85,801
Chiyoda Corp.	1,847	35,089
Chubu Electric Power Co., Inc.	8,480	224,327
Chugai Pharmaceutical Co., Ltd.	3,568	63,920
Circle K Sunkus Co., Ltd.	605	10,527
Citizen Watch Co., Ltd.	4,366	39,255
Coca-Cola West Holdings Co., Ltd.	709	16,419
COMSYS Holdings Corp.	1,490	17,205
Credit Saison Co., Ltd.	2,081	54,001
CSK Holdings Corp.	798	28,018
Dai Nippon Printing Co., Ltd.	7,920	117,838
Daicel Chemical Industries Ltd.	3,491	22,652
Daido Steel Co., Ltd.	4,157	28,213
Daifuku Co., Ltd.	1,087	14,940
Daiichi Sankyo Co., Ltd.	8,907	235,618
Daikin Industries, Ltd.	2,860	103,858
Daimaru Inc.	2,764	32,913
Dainippon Ink & Chemicals, Inc.	8,091	31,126
Dainippon Screen Manufacturing Co., Ltd.	2,754	20,721
Daito Trust Construction Co., Ltd.	1,050	49,849
Daiwa House Industry Co., Ltd.	6,504	92,683
Daiwa Securities Group, Inc.	17,021	180,419
Denki Kagaku Kogyo Kabushiki Kaisha	5,966	26,771
Denso Corp.	6,202	241,838
Dentsu Inc.	25	70,661
Dowa Holdings Co., Ltd.	3,487	37,039
Dowa Mining Co., Ltd. Rights, expires 01/29/10 (a)	2,165	1,135
eAccess Ltd.	17	10,113
East Japan Railway Co.	43	330,331
Ebara Corp.	4,853	22,194
EDION Corp.	1,006	13,027
Eisai Co., Ltd. ADR	3,215	140,060
Electric Power Development Co., Ltd.	1,912	75,751
Elpida Memory, Inc. (a)	1,237	54,157
FamilyMart Co., Ltd.	748	19,655
Fanuc, Ltd.	2,444	251,498
Fast Retailing Co., Ltd.	677	48,041
Fuji Electric Holdings Co., Ltd.	7,141	36,113

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 30

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
JAPAN (continued)
Fuji Soft ABC, Inc.	383	$8,982
Fuji Television Network, Inc.	6	12,038
Fujifilm Holdings Corp.	6,236	277,886
Fujikura Ltd.	4,559	33,758
Fujitsu, Ltd.	23,763	174,520
Fukuoka Financial Group, Inc.	7,876	51,914
Furukawa Electric Co. (The)	8,106	44,633
Glory Ltd.	805	17,566
Goodwill Group, Inc. (The)	16	5,492
Gunma Bank, Ltd. (The)	4,830	32,372
Gunze Ltd.	2,326	13,544
Hachijuni Bank, Ltd. (The)	5,131	36,030
Hakuhodo DY Holdings, Inc.	297	19,551
Hankyu Department Stores, Inc.	1,796	19,064
Hankyu Hanshin Holdings, Inc.	15,406	81,108
Haseko Corp. (a)	13,165	38,815
Hikari Tsushin, Inc.	334	13,986
Hino Motors, Ltd.	3,298	19,657
Hirose Electric Co., Ltd.	408	53,492
Hiroshima Bank, Ltd. (The)	6,380	35,224
Hitachi Cable Ltd.	2,147	12,540
Hitachi Capital Corp.	557	8,466
Hitachi Chemical Co., Ltd.	1,323	29,830
Hitachi Construction Machinery Co., Ltd.	1,251	43,337
Hitachi High-Technologies Corp.	878	22,710
Hitachi Ltd. ADR	4,296	303,942
Hokkaido Electric Power Co., Inc.	2,334	50,515
Hokuhoku Financial Group, Inc.	15,088	48,629
Honda Motor Co., Ltd. ADR	19,893	721,917
House Foods Corp.	919	14,063
Hoya Corp. ADR	5,271	174,569
Ibiden Co., Ltd.	1,623	104,408
Idemitsu Kosan Co., Ltd.	255	28,451
INPEX Holdings, Inc.	11	102,481
Isetan Co., Ltd.	2,439	39,952
Ishikawajima-Harima Heavy Industries Co., Ltd.	16,842	61,241
Ito En, Ltd.	756	24,764
Itochu Corp.	19,205	221,716
Itochu Techno-Solutions Corp.	392	15,326
Jafco Co., Ltd.	400	18,336
Japan Airlines System Corp. (a)	11,000	20,630
Japan Petroleum Exploration Co., Ltd.	219	15,417
Japan Prime Realty Investment Corp. REIT	7	27,220
Japan Real Estate Investment Corp. REIT	5	58,585
Japan Retail Fund Investment Corp. REIT	4	34,565
Japan Steel Works Ltd., (The)	4,501	68,283
Japan Tobacco, Inc.	57	280,125
JFE Holdings, Inc.	7,197	445,998
JGC Corp.	2,643	49,378
Joyo Bank, Ltd. (The)	8,543	52,925
JS Group Corp.	3,394	68,604
JSR Corp.	2,285	54,972
JTEKT Corp.	2,450	44,116
Jupiter Telecommunications Co., Ltd. (a)	29	23,887
Kajima Corp.	11,463	47,767
Kamigumi Co., Ltd.	3,324	28,713
Kaneka Corp.	3,877	32,372
Kansai Electric Power Co., Inc. (The)	9,824	231,641
Kansai Paint Co., Ltd.	2,782	24,245
Kao Corp. ADR	666	172,035
Kawasaki Heavy Industries, Ltd. ADR	4,283	69,918
Kawasaki Kisen Kaisha, Ltd.	6,825	82,987
KDDI Corp.	31	228,961
Keihin Electric Express Railway Co., Ltd.	5,419	35,669
Keio Electric Railway Co., Ltd.	7,379	48,984
Keisei Electric Railway Co., Ltd.	3,739	21,824
Keyence Corp.	449	97,795
Kikkoman Corp.	1,887	27,946
Kinden Corp.	1,527	13,219
Kintetsu Corp.	20,735	62,268
Kirin Brewery Co., Ltd. ADR	10,046	149,924
KK Davinci Advisors (a)	14	12,185
Kobe Steel, Ltd.	33,774	127,712
Kokuyo Co., Ltd.	1,067	12,479
Komatsu, Ltd. ADR	2,866	332,330
Komori Corp.	736	17,198
Konami Corp. ADR	1,190	27,632
Konica Minolta Holdings, Inc.	6,103	89,680
Kose Corp.	425	11,995
Kubota Corp. ADR	2,819	114,170
Kuraray Co., Ltd.	4,639	54,215
Kurita Water Industries, Ltd.	1,440	45,075
Kyocera Corp. ADR	2,074	218,620
Kyowa Hakko Kogyo Co., Ltd.	4,154	39,084
Kyushu Electric Power Co., Inc.	4,839	126,447
Lawson, Inc.	801	27,622
Leopalace21 Corp.	1,628	55,466
Mabuchi Motor Co., Ltd.	360	21,981
Makita Corp.	1,470	65,291
Marubeni Corp.	20,313	166,596
Marui Co., Ltd.	3,762	47,389
Matsui Securities Co., Ltd.	1,545	13,737
Matsumotokiyoshi Co., Ltd.	478	10,463
Matsushita Electric Industrial Co., Ltd. ADR	25,032	495,884
Matsushita Electric Works, Ltd.	4,790	61,060
Mediceo Paltac Holdings Co., Ltd.	1,860	28,400
Meiji Dairies Corp.	3,364	21,365
Meiji Seika Kaisha, Ltd.	4,180	19,062
Meitec Corp.	446	12,738
Millea Holdings, Inc. ADR	10,221	419,470
Minebea Co., Ltd. ADR	2,291	25,861
Mitsubishi Chemical Holdings Corp.	14,976	137,066
Mitsubishi Corp. ADR	8,619	450,858
Mitsubishi Electric Corp.	24,649	227,651
Mitsubishi Estate Co., Ltd.	14,989	405,443
Mitsubishi Gas Chemical Co., Inc.	4,934	44,907
Mitsubishi Heavy Industries, Ltd.	40,880	261,033
Mitsubishi Logistics Corp.	1,459	23,945
Mitsubishi Materials Corp.	14,374	78,131
Mitsubishi Rayon Co., Ltd.	6,888	48,915
Mitsubishi UFJ Financial Group Inc. ADR	103,011	1,135,181
Mitsubishi UFJ Lease & Finance Co., Ltd.	512	22,929
Mitsubishi UFJ Securities Co., Ltd.	3,241	36,206
Mitsui & Co., Ltd. ADR	992	400,669
Mitsui Chemicals, Inc.	8,082	61,200
Mitsui Engineering & Shipbuilding Co., Ltd.	9,540	50,716
Mitsui Fudosan Co., Ltd.	10,681	298,474
Mitsui Mining & Smelting Co., Ltd.	7,308	33,996

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 31

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
JAPAN (continued)
Mitsui O.S.K. Lines, Ltd.	13,838	$187,066
Mitsui Sumitomo Insurance Co.	15,441	197,510
Mitsui Trust Holdings, Inc.	8,097	70,237
Mitsukoshi, Ltd.	5,255	26,220
Mitsumi Electric Co., Ltd.	891	31,833
Mizuho Financial Group, Inc.	121	833,428
Murata Manufacturing Co., Ltd.	2,730	204,791
Namco Bandai Holdings, Inc.	2,659	41,876
NEC Corp. ADR	25,888	133,323
NEC Electronics Corp. (a)	473	12,385
NGK Insulators, Ltd.	3,411	83,520
NGK Spark Plug Co., Ltd.	2,196	38,031
NHK Spring Co., Ltd.	1,868	17,925
Nichirei Corp.	3,172	16,272
Nidec Corp.	1,385	81,013
Nikko Cordial Corp.	9,149	118,970
Nikon Corp.	3,828	106,288
Nintendo Co., Ltd.	1,265	460,144
Nippon Building Fund, Inc. REIT	6	82,983
Nippon Electric Glass Co., Ltd.	4,280	75,234
Nippon Express Co., Ltd.	10,162	57,594
Nippon Kayaku Co., Ltd.	1,979	15,627
Nippon Light Metal Co., Ltd.	5,891	15,325
Nippon Meat Packers, Inc.	2,331	28,111
Nippon Mining Holdings, Inc.	11,251	107,313
Nippon Oil Corp.	15,878	147,028
Nippon Paper Group Inc.	11	36,518
Nippon Sheet Glass Co., Ltd.	7,686	34,982
Nippon Shokubai Co., Ltd.	1,616	14,312
Nippon Steel Corp.	73,801	517,598
Nippon Telegraph & Telephone ADR	13,206	292,777
Nippon Yusen Kabushiki Kaisha	14,122	129,131
NISHI-NIPPON City Bank Ltd.	8,638	31,514
Nishimatsu Construction Co., Ltd.	3,368	11,856
Nissan Chemical Industries, Ltd.	1,915	22,465
Nissan Motor Co., Ltd. ADR	14,416	309,079
Nisshin Seifun Group, Inc.	2,454	24,201
Nisshin Steel Co., Ltd.	10,148	46,170
Nisshinbo Industries, Inc.	1,930	26,877
Nissin Food Products Co., Ltd.	1,138	38,032
Nitori Co., Ltd.	470	23,393
Nitto Denko Corp.	2,106	105,832
NOK Corp.	1,435	30,197
Nomura Holdings, Inc. ADR	22,568	438,271
Nomura Real Estate Holdings, Inc.	667	21,599
Nomura Real Estate Office Fund, Inc. REIT	3	32,245
Nomura Research	1,435	42,084
NSK, Ltd.	5,625	57,979
NTN Corp.	5,038	43,308
NTT Data Corp.	16	75,685
NTT DoCoMo, Inc. ADR	20,918	330,504
NTT Urban Development Corp.	15	28,958
Obayashi Corp.	7,823	42,490
Obic Co., Ltd.	89	17,526
Odakyu Electric Railway Co., Ltd.	7,974	49,024
Oji Paper Co., Ltd.	10,861	52,641
Oki Electric Industry Co., Ltd.	7,855	14,535
OKUMA Corp.	1,830	28,824
Okumura Corp.	2,039	10,404
Olympus Corp.	2,941	114,398
Omron Corp. ADR	2,701	70,863
Onward Kashiyama Co., Ltd.	1,765	22,462
Oracle Corp., Japan	486	21,386
Oriental Land Co., Ltd.	639	33,268
Orix Corp. ADR	2,316	308,584
Osaka Gas Co., Ltd.	25,665	95,079
OSG Corp.	1,010	13,873
Otsuka Corp.	202	19,100
PARK24 Co., Ltd.	1,225	12,261
Pioneer Corp.	1,952	26,469
Promise Co., Ltd.	946	29,100
QP Corp.	1,289	12,348
Rakuten, Inc.	83	27,820
Resona Holdings, Inc.	73	173,861
Ricoh Co., Ltd. ADR	1,710	195,368
Rinnai Corp.	484	15,045
Rohm Co., Ltd.	1,288	113,962
Round One Corp.	4	7,240
Ryohin Keikaku Co., Ltd.	304	18,761
Sanken Electric Co., Ltd.	1,361	13,126
Sankyo Co., Ltd., Gunma	685	28,758
Santen Pharmaceutical Co., Ltd.	941	22,846
Sanwa Shutter Corp.	2,759	15,954
Sanyo Electric Co., Ltd. (a)	20,300	33,140
Sapporo Hokuyo Holdings, Inc.	4	43,957
Sapporo Holdings, Ltd.	3,166	20,064
SBI E*TRADE Securitioes Co., Ltd.	18	19,034
SBI Holdings, Inc.	118	37,321
Secom Co., Ltd.	2,678	125,961
Sega Sammy Holdings Inc. ADR	10,114	40,846
Seiko Epson Corp.	1,628	46,985
Seino Holdings, Corp.	1,854	17,497
Sekisui Chemical Co., Ltd.	5,849	45,069
Sekisui House, Ltd. ADR	6,334	84,371
Seven & I Holdings Co., Ltd.	10,493	299,048
Sharp Corp.	12,751	241,003
Shimachu Co., Ltd.	557	14,932
Shimamura Co., Ltd.	280	29,824
Shimano, Inc.	871	29,781
Shimizu Corp.	7,543	43,570
Shin-Etsu Chemical Co., Ltd.	5,236	372,718
Shinko Electric Industries Co., Ltd.	862	18,495
Shinko Securities Co., Ltd.	6,725	34,627
Shinsei Bank, Ltd.	17,856	71,949
Shionogi & Co., Ltd.	3,807	61,869
Shiseido Co., Ltd.	4,332	92,196
Shizuoka Bank, Ltd. (The)	7,348	74,334
Showa Denko Kabushiki Kaisha	14,250	51,380
Showa Shell Sekiyu Kabushiki Kaisha	2,403	29,709
SMC Corp.	733	97,142
Softbank Corp.	9,426	202,517
Sojitz Corp. (a)	12,400	55,257
Sompo Japan Insurance, Inc.	10,709	130,586
Sony Corp. ADR	12,784	656,714
Stanley Electric Co., Ltd.	1,921	41,570
Sumco Corp.	1,460	72,934
Sumitomo Bakelite Co., Ltd.	2,543	17,751
Sumitomo Chemical Co., Ltd.	20,060	134,207
Sumitomo Corp. ADR	13,559	247,037
Sumitomo Electric Industries, Ltd.	9,201	136,581
Sumitomo Heavy Industries, Ltd.	7,340	82,733
Sumitomo Metal Industries, Ltd. ADR	5,211	306,343
Sumitomo Metal Mining Co.	6,949	150,194
Sumitomo Mitsui Financial Group, Inc.	84	780,736
Sumitomo Osaka Cement Co., Ltd.	4,907	12,960
Sumitomo Realty & Development	4,858	157,734
Sumitomo Rubber Industries, Inc.	2,181	25,953

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 32

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
JAPAN (continued)
Sumitomo Titanium Corp.	235	$21,876
Sumitomo Trust & Banking Co., Ltd. ADR	16,022	152,443
Suruga Bank Ltd.	2,535	31,852
Suzuken Co., Ltd.	839	26,130
T&D Holdings, Inc.	2,514	169,272
Taiheiyo Cement Corp.	11,515	50,781
Taisei Corp.	12,224	41,197
Taisho Pharmaceutical Co., Ltd.	1,839	36,376
Taiyo Nippon Sanso Corp.	3,599	27,744
Taiyo Yuden Co., Ltd.	1,306	30,119
Takara Holdings, Inc.	2,221	14,767
Takashimaya Co., Ltd.	3,767	47,451
Takeda Pharmaceutical Co., Ltd.	10,776	694,059
Takefuji Corp.	1,409	47,240
Tanabe Seiyaku Co., Ltd.	2,731	32,374
TDK Corp. ADR	1,614	156,122
Teijin, Ltd.	10,657	58,113
Terumo Corp.	2,152	82,899
THK Co., Ltd.	1,611	40,223
TIS Inc.	463	10,602
Tobu Railway Co., Ltd.	10,405	46,893
Toda Corp.	2,675	14,179
Toho Co., Ltd.	1,446	26,106
Toho Titanium Co., Ltd.	349	14,104
Tohoku Electric Power Co., Inc.	5,452	121,930
Tokai Rika Co., Ltd.	661	18,009
Tokuyama Corp.	2,813	36,458
Tokyo Broadcasting System, Inc.	400	12,204
Tokyo Electric Power Co., Inc. (The)	15,531	498,088
Tokyo Electron, Ltd.	2,189	160,561
Tokyo Gas Co., Ltd.	28,676	135,569
Tokyo Seimitsu Co., Ltd.	461	17,762
Tokyo Steel Manufacturing Co., Ltd.	1,385	21,625
Tokyo Tatemono Co., Ltd.	3,651	45,318
Tokyu Corp.	13,628	90,810
Tokyu Land Corp.	5,442	57,692
TonenGeneral Sekiyu K.K.	3,721	36,184
Toppan Printing Co., Ltd.	7,137	76,462
Toray Industries, Inc.	16,983	125,118
Toshiba Corp.	39,007	338,842
Tosoh Corp.	6,134	33,922
Toto Ltd.	3,556	30,691
Toyo Seikan Kaisha, Ltd.	2,072	39,932
Toyo Suisan Kaisha, Ltd.	1,131	20,339
Toyobo Co., Ltd.	8,025	22,895
Toyoda Gosei Co., Ltd.	829	23,304
Toyota Boshoku Corp.	838	21,116
Toyota Industries Corp.	2,286	105,896
Toyota Motor Corp., ADR	17,268	2,173,696
Toyota Tsusho Corp.	2,710	62,495
Trend Micro Inc.	1,314	42,297
Ube Industries, Ltd.	12,227	37,527
Uni-Charm Corp.	528	29,844
UNY Co., Ltd.	2,294	27,111
Ushio, Inc.	1,425	31,516
USS Co., Ltd.	312	19,805
Wacoal Corp.	1,194	14,678
West Japan Railway Co.	22	102,130
Yahoo! Japan Corp.	193	65,236
Yakult Honsha Co., Ltd.	1,346	33,933
Yamada Denki Co., Ltd.	1,086	113,079
Yamaha Corp.	2,239	46,389
Yamaha Motor Co., Ltd.	2,374	68,676
Yamato Holdings Co., Ltd.	4,958	69,877
Yamazaki Baking Co., Ltd.	1,405	11,959
Yaskawa Electric Corp.	2,675	30,315
Yokogawa Electric Corp.	2,741	36,633
Zeon Corp.	2,161	22,903
		37,695,253
LUXEMBOURG – 0.0%
Oriflame Cosmetics SA, Receipt	512	23,972

NETHERLANDS – 5.6%
ABN AMRO Holding NV ADR	23,141	1,062,635
Aegon NV ADR	18,631	366,099
Akzo Nobel NV ADR	3,467	297,573
Arcelor Mittal, Class A	8,739	545,314
ASML Holding NV (a)	5,879	161,378
Corio NV	515	40,252
Corporate Express ADR	1,840	28,170
European Aeronautic Defence and Space Co., NV	4,164	134,847
Fugro NV	740	46,780
Hagemeyer NV	6,586	33,864
Heineken NV	3,125	182,800
Ing Groep NV ADR	23,907	1,051,191
James Hardie Industries NV ADR	1,191	44,126
Koninklijke Ahold NV ADR (a)	20,129	252,015
Koninklijke DSM NV	7,470	92,184
Koninklijke Philips Electronics NV	14,577	616,899
OCE NV ADR	1,002	19,541
Qiagen NV (a)	1,811	32,467
Randstad Holdings NV	666	52,600
Reed Elsevier NV ADR	4,536	172,005
Rodamco Europe NV	686	91,029
Royal Dutch Shell PLC, Class A ADR	17,598	1,466,793
Royal Dutch Shell PLC, Class B ADR	23,480	1,906,576
Royal KPN NV ADR	24,599	408,589
Royal Numico NV	2,187	113,405
SBM Offshore NV	1,794	68,276
TNT NV ADR	5,569	251,434
Unilever NV	21,872	678,469
Vedior NV	2,185	65,156
Wereldhave NV	265	36,836
Wolters Kluwer NV ADR	3,741	114,437
		10,433,740
NEW ZEALAND – 0.2%
Auckland International Airport, Ltd.	12,458	31,546
Contact Energy, Ltd.	3,678	25,594
Fisher & Paykel Appliances Holdings Ltd.	3,435	9,232
Fisher & Paykel Healthcare Corp., Ltd.	6,521	16,970
Fletcher Building, Ltd.	6,018	57,441
Kiwi Income Property Trust	9,108	11,612
Sky City Entertainment Group, Ltd.	5,637	22,125
Sky Network Television, Ltd.	2,482	10,794
Telecom Corp. of New Zealand, Ltd. ADR	3,181	88,813
Tower Ltd. (a)	—	—
Vector, Ltd.	3,189	6,698
		280,825
NORWAY – 0.9%
Aker Kvaerner ASA	2,106	53,223
DET Norske Oljeselskap ASA (a)	9,810	20,477
DNB NOR ASA	9,379	120,447
Norsk Hydro ASA, ADR	9,025	345,387
Norske Skogindustrier ASA	2,059	29,585

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 33

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
NORWAY (continued)
Ocean RIG ASA (a)	2,173	$16,106
Orkla ASA	10,627	200,052
PAN Fish ASA (a)	33,221	35,815
Petroleum Geo-Services ASA (a)	2,181	54,374
Prosafe ASA	2,346	37,453
Renewable Energy Corp. AS (a)	2,206	85,299
Schibsted ASA	597	27,242
Statoil ASA ADR	8,289	257,042
Storebrand ASA	2,868	44,355
Tandberg ASA	1,465	32,632
Telenor ASA ADR	3,572	210,007
TGS Nopec Geophysical Co. ASA (a)	1,357	27,721
Tomra Systems ASA	1,602	13,959
Tomra Systems ASA ADR	1,993	17,445
Yara International ASA ADR	2,319	69,888
		1,698,509
PORTUGAL – 0.4%
Banco BPI SA	2,908	25,808
Banco Comercial Portugues SA, Class R	27,638	154,124
Banco Espirito Santo SA	2,870	63,850
Brisa-Auto Estradas de Portugal SA	3,827	51,331
Cimpor Cimentos de Portugal SA	2,571	24,233
Energias de Portugal ADR	2,565	141,684
Jeronimo Martins SGPS SA	2,408	14,199
Portugal Telecom SGPS SA ADR	10,079	139,997
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,401	22,511
Sonae Industria SGPS SA New (a)	804	11,662
Sonae SGPS SA	10,204	28,906
		678,305
SINGAPORE – 1.0%
Allgreen Properties, Ltd.	9,128	12,503
Ascendas Real Estate Investment Trust	12,643	24,345
Capitacommerical Trust REIT	12,354	23,677
CapitaLand, Ltd. ADR	9,766	103,442
CapitalMall Trust REIT	12,965	35,829
Chartered Semiconductor Manufacturing, Ltd. ADR (a)	1,294	11,348
City Developments Ltd.	6,379	72,173
ComfortDelgro Corp., Ltd.	23,775	33,926
Cosco Corp. Singapore, Ltd.	9,886	24,165
DBS Group Holdings ADR	3,617	215,679
Fraser And Neave, Ltd.	10,571	37,714
Haw Par Corp., Ltd.	1,324	6,628
Jardine Cycle & Carriage, Ltd.	1,730	17,792
Keppel Corp., Ltd. ADR	7,044	115,139
Keppel Land, Ltd.	4,588	26,317
Neptune Orient Lines Ltd. ADR	1,396	19,350
Olam International Ltd.	7,932	16,015
Oversea-Chinese Banking Corp., Ltd.	31,903	190,878
Parkway Holdings, Ltd.	7,832	20,522
SembCorp Industries, Ltd.	11,308	42,184
SembCorp Marine Ltd.	7,478	24,002
Singapore Airlines, Ltd.	7,152	87,966
Singapore Exchange Ltd.	10,128	65,035
Singapore Land, Ltd.	1,578	11,757
Singapore Petroleum Co., Ltd.	2,304	8,673
Singapore Post, Ltd.	18,348	15,248
Singapore Press Holdings, Ltd.	19,199	58,270
Singapore Technologies Engineering, Ltd.	16,967	39,995
Singapore Telecommunications, Ltd. ADR	10,139	225,392
SMRT Corp. Ltd.	8,678	11,189
STATS ChipPAC, Ltd. ADR (a)	1,434	16,118
Suntec Real Estate Investment Trust	12,715	16,159
United Overseas Bank, Ltd. ADR	7,773	223,618
Uol Group Ltd.	6,591	25,081
Venture Corp., Ltd.	2,956	30,329
Want Want Holdings Ltd.	5,754	13,252
Wing Tai Holdings, Ltd.	5,962	15,542
		1,937,252
SPAIN – 3.8%
Abertis Infraestructuras SA	2,913	90,147
Acciona SA	365	99,084
Acerinox SA	1,986	48,339
ACS Actividades Cons y Serv	2,701	171,356
Altadis SA	3,267	215,450
Antena 3 de Television SA	1,077	22,340
Banco Bilbao Vizcaya ADR	45,306	1,104,560
Banco Popular Espanol SA	10,852	201,525
Banco Santander Central Hispano SA ADR	79,775	1,466,265
Cintra Concesiones de Infraestructuras de Transporte SA	2,631	41,707
Ebro Puleva SA	1,079	23,146
Endesa SA ADR	8,103	428,000
Fomento de Construcciones y Contratas SA	583	52,339
Gamesa Corporacion Tecnologica, SA	2,172	78,405
Gas Natural SDG SA	1,999	121,189
Gestevision Telecinco SA	1,258	35,516
Grupo Ferrovial SA	805	78,966
Iberdrola SA	10,970	611,211
Iberia Lineas Aereas de Espana	6,046	30,027
Inditex SA	2,783	163,453
Indra Sistemas SA	1,465	36,453
Mapfre SA	5,930	29,279
Promotora de Informaciones SA	977	21,389
Repsol SA ADR	10,122	391,721
Sacyr Vallehermoso SA	1,089	52,132
Sociedad General de Aguas de Barcelona SA	765	27,991
Sogecable SA (a)	614	25,604
Telefonica SA ADR	18,964	1,266,037
Union Fenosa SA	1,360	72,452
Zardoya Otis SA	1,336	52,232
Zeltia SA (a)	2,064	19,331
		7,077,646
SWEDEN – 2.5%
Alfa Laval AB	1,211	72,772
Assa Abloy AB - Class B	3,981	87,372
Atlas Copco AB, Class A ADR	12,269	205,760
Atlas Copco AB, Class B ADR	5,334	83,220
Axfood AB	383	13,511
Billerud AB	544	8,240
Boliden AB	3,692	76,340
Castellum AB	1,975	23,684
D Carnegie & Co. AB	916	15,925
Electrolux AB, Class B ADR	1,623	77,160
Elekta AB, Class B	1,093	18,861
Eniro AB	2,323	29,384

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 34

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
SWEDEN (continued)
Fabege AB	1,732	$18,926
Getinge AB	2,162	46,455
Hennes & Mauritz AB, Class B	6,055	357,068
Hoganas AB, Class B	305	9,046
Holmen AB, Class B	674	28,398
Husqvarna AB ADR (a)	1,795	51,045
Kungsleden AB	1,741	21,610
Lundin Petroleum AB (a)	3,003	29,836
Modern Times Group AB - B Shares	657	42,234
Nobia AB	1,883	23,390
Nordea Bank AB	26,471	412,362
OMX AB	1,077	32,198
Sandvik AB ADR	12,105	245,377
SAS AB (a)	944	21,653
Scania AB, Class B	4,592	111,706
Securitas AB, Class B	3,994	63,053
Securitas Direct AB - B Shares (a)	3,994	10,745
Securitas Systems AB - B Shares (a)	3,994	13,531
Skandinaviska Enskilda Banken AB, Class A	5,920	190,104
Skanska AB	4,799	102,494
SKF AB - B Shares ADR	5,176	109,072
Ssab Svenskt Staal AB - Series A	1,929	78,621
Ssab Svenskt Staal AB - Series B	849	32,087
Svenska Cellulosa AB ADR	7,176	120,347
Svenska Handelsbanken AB	6,500	181,285
Swedish Match AB	3,571	68,704
TELE2 AB - B Shares	3,885	63,204
Telefonaktiebolaget LM Ericsson ADR	18,908	754,240
TeliaSonera AB	25,775	188,593
Trelleborg AB, Class A	1,031	28,297
Volvo AB	6,050	123,589
Volvo AB, Class A ADR	13,879	276,053
Wihlborgs Fastigheter AB	368	6,474
		4,574,026
SWITZERLAND – 6.6%
Abb, Ltd.	26,510	599,126
Adecco SA ADR	6,734	130,425
Ciba Specialty Chemicals AG ADR	1,806	58,713
Clariant AG, Registered (a)	2,936	47,366
Compagnie Financiere Richemont AG Class A (a)	6,658	396,626
Credit Suisse Group ADR	13,937	988,970
Geberit AG	504	85,588
Givaudan SA, Registered	83	81,573
Holcim Ltd.	2,560	275,549
Kudelski SA	452	15,752
Kuehne & Nagel International AG	689	63,247
Kuoni Reisen Holding AG Class B (a)	36	21,572
Logitech International SA (a)	1,591	41,986
Logitech International SA (a)	818	21,684
Lonza Group AG, Registered	579	52,946
Nestle SA ADR	20,446	1,943,505
Nobel Biocare Holding AG	302	98,252
Novartis AG ADR	29,588	1,658,999
OC Oerlikon Corp. AG	81	42,782
Phonak Holding AG	593	52,978
PSP Swiss Property AG (a)	568	31,721
Rieter Holding AG	57	29,696
Roche Holding AG ADR	17,923	1,589,614
Schindler Holding AG	656	43,431
SGS SA	60	70,711
STMicroelectronics NV	8,707	167,087
Straumann Holding AG	99	27,660
Sulzer AG	46	59,258
Swatch Group AG	413	116,928
Swatch Group AG, Class B	671	37,825
Swiss Life Holding (a)	431	113,252
Swiss Reinsurance Co. ADR	4,537	414,238
Swisscom AG ADR	2,892	98,617
Syngenta AG ADR	6,636	258,339
Synthes Inc. (a)	757	90,454
UBS AG, Registered	25,509	1,520,445
Xstrata PLC	7,853	467,100
Zurich Financial Services ADR	18,449	570,886
		12,384,901
UNITED KINGDOM – 19.7%
3I Group PLC	5,879	136,728
Acergy SA ADR (a)	2,481	55,723
Aegis Group PLC	10,946	29,973
Aggreko PLC	3,267	37,380
Amec PLC	4,290	50,224
Anglo American PLC	18,954	1,111,841
ARM Holdings PLC ADR	5,707	49,936
Arriva PLC	2,527	34,675
AstraZeneca PLC, SP ADR	19,470	1,041,256
Aviva PLC	32,739	485,572
BAE Systems PLC ADR	10,222	332,243
Balfour Beatty PLC	5,492	48,393
Barclays PLC ADR	20,855	1,163,500
Barratt Developments PLC	3,738	74,030
BBA Aviation PLC	5,253	28,487
Bellway PLC	1,460	36,724
Berkeley Group Holdings PLC (The) (a)	1,079	38,272
BG Group PLC ADR	8,699	711,491
BHP Billiton PLC	15,151	851,486
Biffa PLC	4,463	24,167
Bovis Homes Group PLC	1,538	27,421
BP PLC ADR	41,160	2,969,282
British Airways ADR (a)	734	61,631
British American Tobacco PLC ADR	9,865	682,066
British Land Co. PLC ADR	6,648	178,732
British Sky Broadcasting Group PLC ADR	3,633	187,390
Brixton PLC REIT	3,447	30,152
BT Group PLC ADR	10,573	703,950
Bunzl PLC ADR	866	60,421
Burberry Group PLC	5,618	76,886
Cable & Wireless PLC	30,416	118,038
Cadbury Schweppes PLC ADR	6,687	363,104
Capita Group PLC	7,875	114,219
Carnival PLC ADR	2,181	105,233
Carphone Warehouse Group PLC	5,144	33,782
Cattles PLC	4,627	36,206
Centrica PLC ADR	4,673	364,243
Charter PLC (a)	2,126	46,871
Close Brothers Group PLC	1,688	28,971
Cobham PLC	14,431	58,654
Compass Group PLC ADR	25,784	178,861
Cookson Group PLC	2,468	34,923
CSR PLC (a)	1,662	26,013
Daily Mail & General Trust	3,778	57,723
Davis Service Group PLC	2,167	26,951
De La Rue PLC	2,047	31,817
Diageo PLC ADR	8,599	716,383
DSG International PLC	23,501	74,423
Electrocomponents PLC	5,552	29,119
Emap - B Shares, PLC	2,753	45,138

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 35

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
UNITED KINGDOM (continued)
EMI Group PLC ADR	5,103	$54,878
Enterprise Inns PLC	7,110	97,880
First Choice Holidays PLC	6,429	40,798
Firstgroup PLC	5,546	73,606
FKI PLC	7,500	18,879
Friends Provident PLC	23,193	82,949
Galiform PLC (a)	7,654	20,819
George Wimpey PLC	5,114	51,146
GKN PLC ADR	8,967	71,648
GlaxoSmithKline PLC ADR	36,682	1,921,036
Great Portland Estates PLC REIT	2,105	27,897
Group 4 Securicor PLC	14,695	61,909
Hammerson PLC REIT	3,638	104,088
Hanson PLC	1,817	195,873
Hays PLC	18,560	63,348
HBOS PLC ADR	48,029	949,653
Home Retail Group	11,192	102,532
HSBC Holdings PLC ADR	29,557	2,712,446
ICAP PLC	6,600	64,992
IMI PLC	4,298	50,864
Imperial Chemical Industries PLC ADR	3,804	189,887
Imperial Tobacco Group ADR	4,321	398,526
Inchcape PLC	5,628	56,074
Intercontinental Hotels Group PLC ADR	3,799	94,139
International Power PLC ADR	1,904	164,072
Intertek Group PLC	1,995	39,117
Invensys PLC ADR	10,156	78,042
Invesco PLC ADR	5,044	130,387
Investec PLC	4,574	58,687
ITV PLC	49,607	113,116
J Sainsbury PLC ADR	4,954	232,383
Johnson Matthey PLC ADR	1,398	94,917
Kelda Group PLC	3,518	66,238
Kesa Electricals PLC	6,755	42,350
Kingfisher PLC ADR	14,912	135,531
Ladbrokes PLC ADR	8,020	69,674
Land Securities Group PLC REIT	5,999	208,734
Legal & General Group PLC ADR	16,664	250,920
Liberty International PLC REIT	3,239	74,028
Lloyds Tsb Group PLC ADR	17,981	804,110
LogicaCMG PLC	19,592	59,319
London Stock Exchange Group PLC	2,015	54,430
Man Group PLC	22,816	277,287
Marks & Spencer Group PLC ADR	3,611	272,988
Meggitt PLC	8,349	51,256
Michael Page International PLC	4,252	44,632
Misys PLC	6,398	29,937
National Express Group PLC	1,648	35,051
National Grid PLC ADR	6,910	509,820
Next PLC	2,896	116,164
Old Mutual PLC	66,657	224,418
PartyGaming PLC	15,110	9,295
Pearson PLC ADR	10,287	173,233
Persimmon PLC	3,626	83,775
Premier Farnell PLC	4,642	18,523
Provident Financial PLC	3,268	45,700
Prudential Corp. PLC ADR	15,590	445,874
Punch Taverns PLC	3,382	82,899
Rank Group PLC	4,981	18,615
Reckitt Benckiser PLC	7,779	425,490
Reed Elsevier PLC ADR	4,056	209,695
Rentokil Initial PLC ADR	4,629	74,531
Resolution PLC	8,740	109,279
Reuters Group PLC ADR	2,714	202,600
Rexam PLC ADR	1,488	74,132
Rio Tinto PLC ADR	3,228	988,155
Rolls-Royce Group PLC ADR	4,599	248,441
Royal & Sun Alliance Insurance Group PLC ADR	3,880	11,278
Royal Bank of Scotland Group PLC	120,646	1,525,245
SABmiller PLC ADR	11,496	292,002
Sage Group PLC (The)	16,590	77,658
Schroders PLC	1,441	36,782
Scottish & Newcastle PLC	10,213	130,804
Scottish & Southern Energy ADR	10,994	319,617
Serco Group PLC	6,083	54,788
Severn Trent PLC	2,973	82,033
Signet Group PLC	18,908	39,412
Signet Group PLC ADR	289	6,121
Slough Estates PLC REIT	6,021	75,035
Smith & Nephew PLC ADR	2,406	149,244
Smiths Group PLC	4,877	115,567
SSL International PLC	2,429	21,196
Stagecoach Group PLC	6,767	24,619
Standard Life PLC	26,865	177,162
Stolt-Nielsen SA ADR	437	14,531
Tate & Lyle PLC ADR	1,562	71,140
Taylor Woodrow PLC	7,423	53,392
Tesco PLC ADR	33,779	850,880
Tomkins PLC ADR	2,730	56,702
Travis Perkins PLC	1,480	56,124
Trinity Mirror PLC	3,739	39,382
Tullett Prebon PLC	2,302	20,548
Unilever PLC ADR	16,711	539,097
United Business Media PLC	3,224	50,953
United Utilities PLC ADR	5,597	159,347
Vodafone Group PLC ADR	67,391	2,266,359
Whitbread PLC	2,514	88,822
William Hill PLC	4,501	55,189
Wolseley PLC ADR	8,409	203,330
WPP Group PLC, SP ADR	3,003	224,474
Yell Group PLC	9,940	91,737
		36,744,986
TOTAL COMMON STOCKS (Cost $144,359,625)		176,942,721
EXCHANGE TRADED FUNDS – 4.0%
UNITED STATES – 4.0%
iShares MSCI EAFE Index Fund	92,780	7,493,841
TOTAL EXCHANGE TRADED FUNDS (Cost $7,438,971)		7,493,841
PREFERENCE STOCKS – 0.3%
GERMANY – 0.3%
Henkel KGaA	2,274	119,757
Porsche AG	112	199,324
ProSiebensat.1 Media AG (a)	1,047	41,307
Rwe AG ADR	497	49,637
Volkswagen AG	1,342	139,626
		549,651
ITALY – 0.0%
Unipol SpA	11,475	39,241
TOTAL PREFERENCE STOCKS (Cost $395,300)		588,892

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 36

E*TRADE International Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
SHORT-TERM INVESTMENTS – 0.1%
UNITED STATES – 0.1%
BlackRock Liquidity Funds TempCash Portfolio	185,706	$185,706
TOTAL SHORT-TERM INVESTMENTS (Cost $185,706)		185,706
TOTAL INVESTMENTS - 99.4% (Cost $152,379,602)		185,211,160
OTHER ASSETS LESS LIABILITIES – 0.6%		1,146,614
TOTAL NET ASSETS - 100.0%		$186,357,774

(a)	Non-income producing.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

		% OF TOTAL
COUNTRY	VALUE	NET ASSETS
AUSTRALIA	$11,160,286	6.0%
AUSTRIA	1,164,272	0.6%
BELGIUM	2,197,745	1.2%
BERMUDA	98,730	0.1%
DENMARK	1,531,744	0.8%
FINLAND	2,929,341	1.6%
FRANCE	17,249,578	9.3%
GERMANY	14,938,306	8.0%
GREECE	1,204,428	0.6%
HONG KONG	3,061,932	1.6%
IRELAND	1,764,692	1.0%
ITALY	6,701,144	3.6%
JAPAN	37,695,253	20.2%
LUXEMBORG	23,972	0.0%
NETHERLANDS	10,433,740	5.6%
NEW ZEALAND	280,825	0.2%
NORWAY	1,698,509	0.9%
PORTUGAL	678,305	0.4%
SINGAPORE	1,937,252	1.0%
SPAIN	7,077,646	3.8%
SWEDEN	4,574,026	2.5%
SWITZERLAND	12,384,901	6.6%
UNITED KINGDOM	36,744,986	19.7%
EXCHANGE TRADED FUNDS	7,493,841	4.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	1,332,320	0.7%
	$186,357,774	100.0%

		% OF TOTAL
INDUSTRY	VALUE	NET ASSETS
BANKS	$29,427,756	15.8%
OIL & GAS	12,412,882	6.7%
TELECOMMUNICATIONS	10,770,008	5.8%
PHARMACEUTICALS	9,981,616	5.4%
INSURANCE	9,619,589	5.2%
FOOD	7,800,496	4.2%
ELECTRIC	7,444,642	4.0%
DIVERSIFIED FINANCIAL SERVICES	6,093,738	3.3%
MINING	5,867,220	3.1%
CHEMICALS	4,868,655	2.6%
REAL ESTATE	4,537,263	2.4%
AUTO MANUFACTURERS	3,892,528	2.1%
RETAIL	3,892,046	2.1%
MANUFACTURERS	3,549,814	1.9%
MEDIA	3,103,770	1.7%
TRANSPORTATION	3,087,819	1.7%
BUILDING MATERIALS	3,003,833	1.6%
ENGINEERING & CONSTRUCTION	2,998,619	1.6%
IRON/STEEL	2,982,598	1.6%
ELECTRONICS	2,502,517	1.3%
BEVERAGES	2,501,389	1.3%
MACHINE-DIVERSIFIED	2,353,517	1.3%
COMMERICAL SERVICES	2,320,324	1.2%
DISTRIBUTION/WHOLESALE	2,257,440	1.2%
CONSUMER RELATED	2,173,696	1.2%
ELECTRICAL COMPONENTS & EQUIPMENT	2,145,798	1.2%
AGRICULTURE	1,644,871	0.9%
PUBLISHING & BROADCASTING	1,545,378	0.8%
HOME FURNISHINGS	1,460,908	0.8%
AUTO PARTS & EQUIPMENT	1,416,197	0.8%
HOLDING COMPANIES	1,184,832	0.6%
AEROSPACE/DEFENSE	1,131,305	0.6%
OFFICE/BUSINESS EQUIPMENT	1,119,816	0.6%
GAS	1,087,702	0.6%
HEALTH CARE	948,663	0.5%
COMPUTERS INDUSTRY	881,757	0.5%
COMPUTER SOFTWARE	879,726	0.5%
REAL ESTATE INVESTMENT TRUST	811,036	0.4%
COSMETICS/PERSONAL CARE	795,777	0.4%
SEMICONDUCTORS	767,465	0.4%
HAND/MACHINE TOOLS	673,170	0.4%
WATER	643,760	0.3%
HOUSEHOLD PRODUCTS/WARE	640,515	0.3%
HOME BUILDERS	625,698	0.3%
ENTERTAINMENT	620,058	0.3%
FOREST PRODUCTS & PAPER	608,634	0.3%
AIRLINES	578,363	0.3%
APPAREL	539,793	0.3%
METAL FABRICATE/HARDWARE	500,753	0.3%
LEISURE TIME	482,702	0.3%
TOYS/GAMES /HOBBIES	460,144	0.2%
OIL & GAS SERVICES	412,313	0.2%
ADVERTISING	392,730	0.2%
LODGING	354,599	0.2%
CONGLOMERATES	345,387	0.2%
TEXTILES	336,133	0.2%
INVESTMENT COMPANY	285,086	0.2%
INTERNET	270,020	0.1%
FOOD AND BEVERAGE	265,597	0.1%
PACKAGING & CONTAINERS	186,920	0.1%
HEALTH CARE SERVICES	177,437	0.1%
SEMICONDUCTORS EQUIPMENT	167,087	0.1%
SPECIAL INDUSTRY MACHINERY	161,378	0.1%
ENERGY-ALTERNATE SOURCES	134,496	0.1%
BIOTECHNOLOGY	119,802	0.1%
ENVIRONMENTAL CONTROL	100,646	0.1%
SHIP BUILDING	74,718	0.0%
ELECTRIC UTILITIES	71,109	0.0%
STORAGE	23,945	0.0%
FURNITURE & FIXTURES	12,479	0.0%
PACKAGED FOODS	1,135	0.0%
EXCHANGE TRADED FUNDS	7,493,841	4.0%
SHORT-TERM INVESTMENTS AND OTHER ASSETS LESS LIABILITIES	1,332,320	0.7%
	$186,357,774	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE International Index Fund – 37

E*TRADE Technology Index Fund

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
COMMON STOCKS – 97.7%
COMMERCIAL SERVICES – 4.0%
Alliance Data Systems Corp. (a)	1,255	$96,986
Amazon.com, Inc. (a)	5,756	393,768
BearingPoint, Inc. (a)	3,509	25,651
Convergys Corp. (a)	2,648	64,188
eBay, Inc. (a)	21,122	679,706
Euronet Worldwide, Inc. (a)	893	26,040
Gartner, Inc., Class A (a)	983	24,172
Hewitt Associates, Inc., Class A (a)	795	25,440
Iron Mountain, Inc. (a)	3,280	85,706
MPS Group, Inc. (a)	1,922	25,697
NutriSystem Inc (a)	566	39,530
Plexus Corp. (a)	883	20,300
Priceline.com, Inc. (a)	126	8,661
Western Union Co. (The)	14,680	305,784
Wright Express Corp. (a)	778	26,662
		1,848,291
COMMUNICATIONS SERVICES – 0.3%
Avaya, Inc. (a)	8,326	140,210
COMPUTER FACILITIES MANAGEMENT – 0.4%
Cognizant Technology Solutions Corp., Class A (a)	2,727	204,770
COMPUTER INTEGRATED SYSTEMS DESIGN – 2.0%
BEA Systems, Inc. (a)	7,255	99,321
Brocade Communications Systems, Inc. (a)	7,420	58,024
Computer Sciences Corp. (a)	3,342	197,679
Diebold, Inc.	1,208	63,058
Jack Henry & Associates, Inc.	1,427	36,745
MICROS Systems, Inc. (a)	758	41,235
NCR Corp. (a)	3,431	180,265
Network Appliance, Inc. (a)	6,867	200,517
TIBCO Software, Inc. (a)	3,677	33,277
		910,121
COMPUTER PERIPHERAL EQUIPMENT – 9.2%
3Com Corp. (a)	6,906	28,522
Anixter International, Inc. (a)	577	43,396
Cisco Systems, Inc. (a)	111,683	3,110,371
Electronics For Imaging, Inc. (a)	989	27,910
Emulex Corp. (a)	1,499	32,738
Juniper Networks, Inc. (a)	10,704	269,420
Lexmark International, Inc. (a)	1,705	84,074
Palm, Inc. (a)	1,948	31,187
QLogic Corp. (a)	3,043	50,666
Research In Motion, Ltd. (a)	2,904	580,771
		4,259,055
COMPUTER PROGRAMMING SERVICES – 0.1%
Informatica Corp. (a)	1,664	24,577
COMPUTER RELATED SERVICES – 2.0%
CACI International, Inc., Class A (a)	563	27,502
Ceridian Corp. (a)	2,654	92,890
Electronic Data Systems Corp.	9,653	267,678
FactSet Research Systems, Inc.	703	48,050
IAC/ InterActiveCorp. (a)	4,044	139,963
Paychex, Inc.	6,449	252,285
Red Hat, Inc. (a)	3,678	81,946
		910,314
COMPUTER STORAGE DEVICES – 2.0%
EMC Corp. (a)	38,107	689,737
Imation Corp.	605	22,300
SanDisk Corp. (a)	4,223	206,674
		918,711
COMPUTERS – 4.5%
Apple, Inc. (a)	16,008	1,953,616
Black Box Corp.	334	13,821
Perot Systems Corp., Class A (a)	1,629	27,758
Riverbed Technology, Inc. (a)	191	8,370
Western Digital Corp. (a)	4,280	82,818
		2,086,383
COMPUTERS, PERIPHERAL & SOFTWARE – 1.7%
Autodesk, Inc. (a)	4,589	216,050
Komag, Inc. (a)	593	18,911
McAfee, Inc. (a)	2,952	103,910
National Instruments Corp.	1,055	34,361
NVIDIA Corp. (a)	6,477	267,565
Open Text Corp. (a)	855	18,605
Salesforce.com, Inc. (a)	1,624	69,605
Sybase, Inc. (a)	1,661	39,681
Zebra Technologies Corp., Class A (a)	1,226	47,495
		816,183
DATA PROCESSING & PREPARATION – 4.2%
Acxiom Corp.	1,352	35,760
Affiliated Computer Services, Inc., Class A (a)	1,835	104,081
Automatic Data Processing, Inc.	10,498	508,838
BISYS Group, Inc. (a)	2,096	24,796
Broadridge Financial Solutions, Inc.	2,624	50,171
DST Systems, Inc. (a)	1,002	79,368
eFunds Corp. (a)	882	31,126
Fidelity National Information Services, Inc.	3,134	170,113
First Data Corp.	14,362	469,206
Fiserv, Inc. (a)	3,172	180,170
MoneyGram International, Inc.	1,547	43,239
Total System Services, Inc.	3,768	111,194
VeriSign, Inc. (a)	4,537	143,959
		1,952,021
DISTRIBUTION / WHOLESALE – 0.4%
CDW Corp. (a)	1,128	95,846
Ingram Micro, Inc., Class A (a)	2,647	57,467
Tech Data Corp. (a)	1,029	39,575
		192,888
ELECTRONIC COMPONENTS – 0.7%
AVX Corp.	921	15,417
Celestica, Inc. (a)	3,800	23,750
MEMC Electronic Materials, Inc. (a)	3,114	190,328
Sanmina-SCI Corp. (a)	9,278	29,040
Vishay Intertechnology, Inc. (a)	3,422	54,136
		312,671
ELECTRONIC COMPUTERS – 14.0%
Advent Software, Inc. (a)	362	11,783
Dell, Inc. (a)	42,273	1,206,894
Hewlett-Packard Co.	49,508	2,209,047
International Business Machines Corp.	25,456	2,679,244
Sun Microsystems, Inc. (a)	66,078	347,571
Unisys Corp. (a)	6,279	57,390
		6,511,929
ELECTRONIC PARTS & EQUIPMENT – 0.8%
Arrow Electronics, Inc. (a)	2,274	87,390
Avnet, Inc. (a)	2,406	95,374
Benchmark Electronics, Inc. (a)	1,240	28,049

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund – 38

E*TRADE Technology Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
ELECTRONIC PARTS & EQUIPMENT (continued)
Checkfree Corp. (a)	1,541	$61,948
Molex, Inc.	2,669	80,096
		352,857
ELECTRONICS – 1.6%
Agilent Technologies, Inc. (a)	7,471	287,185
Amphenol Corp., Class A	3,311	118,037
Cogent, Inc. (a)	825	12,119
Cymer, Inc. (a)	646	25,969
Dolby Laboratories, Inc., Class A (a)	684	24,221
FLIR Systems, Inc. (a)	1,193	55,176
Itron, Inc. (a)	564	43,958
L-1 Identity Solutions, Inc. (a)	791	16,176
Mentor Graphics Corp. (a)	1,442	18,991
Skyworks Solutions, Inc. (a)	2,804	20,610
Tektronix, Inc.	1,503	50,711
Trimble Navigation, Ltd. (a)	2,210	71,162
		744,315
INTERNET SOFTWARE & SERVICES – 6.8%
aQuantive, Inc. (a)	1,516	96,721
CNET Networks, Inc. (a)	2,610	21,376
EarthLink, Inc. (a)	2,134	15,941
Equinix, Inc. (a)	508	46,467
Expedia, Inc. (a)	3,310	96,950
Google, Inc., Class A (a)	4,136	2,164,700
j2 Global Communications, Inc. (a)	904	31,549
NetFlix, Inc. (a)	1,283	24,877
Valueclick, Inc. (a)	1,703	50,170
Yahoo!, Inc. (a)	23,028	624,750
		3,173,501
NETWORK EQUIPMENT – 0.6%
Foundry Networks, Inc. (a)	2,536	42,250
Nortel Networks Corp. (a)	8,080	194,324
Sonus Networks, Inc. (a)	4,396	37,454
Sycamore Networks, Inc. (a)	3,405	13,688
		287,716
OFFICE ELECTRONICS – 0.7%
Xerox Corp. (a)	18,056	333,675

PREPACKAGED SOFTWARE – 15.6%
Adobe Systems, Inc. (a)	11,522	462,608
BMC Software, Inc. (a)	3,775	114,382
Cadence Design System, Inc. (a)	5,151	113,116
Citrix Systems, Inc. (a)	3,342	112,525
Cognos, Inc. (a)	1,562	61,965
Compuware Corp. (a)	5,573	66,096
CSG Systems International, Inc. (a)	821	21,765
Electronic Arts, Inc. (a)	5,738	271,522
Intuit, Inc. (a)	6,340	190,707
Lawson Software, Inc. (a)	973	9,623
Macrovision Corp. (a)	892	26,813
Microsoft Corp.	127,427	3,755,274
MicroStrategy, Inc., Class A (a)	179	16,914
Novell, Inc. (a)	6,764	52,692
Nuance Communications, Inc. [4]	2,644	44,234
Oracle Corp. (a)	73,263	1,444,014
Quest Software, Inc. (a)	1,259	20,383
RealNetworks, Inc. (a)	1,885	15,400
Symantec Corp. (a)	17,381	351,096
Synopsys, Inc. (a)	2,526	66,762
Transaction Systems Architects, Inc. (a)	722	24,303
Wind River Systems, Inc. (a)	1,653	18,183
		7,260,377
PRINTED CIRCUIT BOARDS – 0.3%
Jabil Circuit, Inc.	3,316	73,184
Solectron Corp. (a)	17,169	63,182
		136,366
PROCESS CONTROL INSTRUMENTS – 0.1%
Teradyne, Inc. (a)	3,304	58,084
RADIO & TV COMMUNICATIONS EQUIPMENT – 4.7%
Andrew Corp. (a)	2,780	40,143
Motorola, Inc.	43,287	766,180
QUALCOMM, Inc.	31,632	1,372,513
		2,178,836
SEMICONDUCTORS – 0.7%
AMIS Holdings, Inc. (a)	705	8,827
Formfactor, Inc. (a)	814	31,176
Intersil Corp., Class A	2,404	75,630
Microsemi Corp. (a)	1,350	32,332
ON Semiconductor Corp. (a)	2,543	27,261
PMC-Sierra, Inc. (a)	3,653	28,238
Semtech Corp. (a)	1,396	24,193
Silicon Image, Inc. (a)	1,574	13,505
Silicon Laboratories, Inc. (a)	950	32,879
SiRF Technology Holdings, Inc. (a)	932	19,330
Spansion, Inc., Class A (a)	923	10,245
Zoran Corp. (a)	946	18,958
		322,574
SEMICONDUCTORS EQUIPMENT – 13.3%
Advanced Micro Devices, Inc. (a)	10,706	153,096
Altera Corp.	6,571	145,416
Amkor Technology, Inc. (a)	2,062	32,477
Analog Devices, Inc.	5,955	224,146
Applied Micro Circuits Corp. (a)	5,708	14,270
Atmel Corp. (a)	7,928	44,080
Broadcom Corp., Class A (a)	8,611	251,872
Conexant Systems, Inc. (a)	9,286	12,815
Cree, Inc. (a)	1,559	40,300
Cypress Semiconductor Corp. (a)	2,615	60,903
Entegris, Inc. (a)	2,407	28,595
Fairchild Semiconductor International, Inc. (a)	2,234	43,161
Intel Corp.	103,241	2,453,006
Integrated Device Technology, Inc. (a)	3,459	52,819
International Rectifier Corp. (a)	1,314	48,960
JDS Uniphase Corp. (a)	3,729	50,081
KLA-Tencor Corp.	3,510	192,875
Linear Technology Corp.	4,697	169,938
LSI Logic Corp. (a)	14,257	107,070
Maxim Integrated Products, Inc.	5,935	198,288
Micrel, Inc. (a)	1,363	17,337
Microchip Technology, Inc.	3,999	148,123
Micron Technology, Inc. (a)	13,998	175,395
MKS Instruments, Inc. (a)	689	19,085
National Semiconductor Corp.	5,164	145,986
OmniVision Technologies, Inc. (a)	982	17,784
Rambus, Inc. (a)	1,789	32,166
RF Micro Devices, Inc. (a)	3,697	23,069
Tessera Technologies, Inc. (a)	922	37,387
Texas Instruments, Inc.	26,535	998,512
Trident Microsystems, Inc. (a)	1,103	20,240
Varian Semiconductor Equipment Associates, Inc. (a)	1,437	57,566
Xilinx, Inc.	5,513	147,583
		6,164,401
SOFTWARE – 2.5%
Activision, Inc. (a)	4,882	91,147

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund – 39

E*TRADE Technology Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2007 (Unaudited)

	SHARES	VALUE (Note 2)
SOFTWARE (continued)
Akamai Technologies, Inc. (a)	3,052	$148,449
Ansys, Inc. (a)	1,344	35,616
Avid Technology, Inc. (a)	713	25,205
Avocent Corp. (a)	885	25,674
CA, Inc.	7,613	196,644
Digital River, Inc. (a)	699	31,630
F5 Networks, Inc. (a)	772	62,223
Fair Isaac Corp.	1,094	43,891
Global Payments, Inc.	1,267	50,237
MasterCard, Inc., Class A	1,225	203,191
NAVTEQ Corp. (a)	1,808	76,551
Openwave Systems, Inc.	1,823	11,412
Parametric Technology Corp. (a)	2,034	43,955
SRA International, Inc., Class A (a)	800	20,208
Take-Two Interactive Software, Inc. (a)	1,322	26,400
THQ, Inc. (a)	1,168	35,647
VeriFone Holdings, Inc. (a)	890	31,372
Websense, Inc. (a)	837	17,786
		1,177,238
SPECIAL INDUSTRY MACHINERY – 1.5%
Applied Materials, Inc.	25,280	502,314
Intermec, Inc. (a)	1,083	27,411
Lam Research Corp. (a)	2,481	127,523
Novellus Systems, Inc. (a)	2,338	66,329
		723,577
TELECOMMUNICATIONS – 0.3%
Atheros Communications, Inc. (a)	997	30,747
Polycom, Inc. (a)	1,696	56,986
Powerwave Technologies, Inc. (a)	2,093	14,023
SAVVIS, Inc. (a)	859	42,529
		144,285
TELECOMMUNICATIONS EQUIPMENT – 2.3%
ADTRAN, Inc.	1,325	34,410
Arris Group, Inc. (a)	1,877	33,017
CommScope, Inc. (a)	1,112	64,885
Corning, Inc. (a)	29,484	753,316
Harris Corp.	2,485	135,557
InterDigital Communications Corp. (a)	985	31,688
Tekelec (a)	1,186	17,102
UTStarcom, Inc. (a)	2,407	13,503
		1,083,478
TELEPHONE & TELEGRAPH APPARATUS – 0.4%
ADC Telecommunications, Inc. (a)	2,136	39,153
Ciena Corp. (a)	1,538	55,568
Tellabs, Inc. (a)	7,910	85,111
		179,832
TOTAL COMMON STOCKS (Cost $38,073,213)		45,409,236

	SHARES/ PRINCIPAL AMOUNT	VALUE (Note 2)
SHORT-TERM INVESTMENTS – 2.3%
BlackRock Liquidity Funds TempCash Portfolio	869,683	$869,683
U.S. Treasury Bill 4.98% (b), 08/02/07 (c)	$220,000	219,118
TOTAL SHORT-TERM INVESTMENTS (Cost $1,088,746)		1,088,801
TOTAL INVESTMENTS - 100.0% (Cost $39,161,959)		46,498,037
LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - 0.0%		(19,977)
TOTAL NET ASSETS - 100.0%		$46,478,060

(a)	Non-income producing.
(b)	Yield to Maturity.
(c)	See Note 6 regarding futures contracts.

INDUSTRY	VALUE	% OF TOTAL NET ASSETS
PREPACKAGED SOFTWARE	$7,260,377	15.6%
ELECTRONIC COMPUTERS	6,511,929	14.0%
SEMICONDUCTORS EQUIPMENT	6,164,401	13.3%
COMPUTER PERIPHERAL EQUIPMENT	4,259,055	9.2%
INTERNET SOFTWARE & SERVICES	3,173,501	6.8%
RADIO & TV COMMUNICATIONS EQUIPMENT	2,178,836	4.7%
COMPUTERS	2,086,383	4.5%
DATA PROCESSING & PREPARATION	1,952,021	4.2%
COMMERCIAL SERVICES	1,848,291	4.0%
SOFTWARE	1,177,238	2.5%
TELECOMMUNICATIONS EQUIPMENT	1,083,478	2.3%
COMPUTER STORAGE DEVICES	918,711	2.0%
COMPUTER RELATED SERVICES	910,314	2.0%
COMPUTER INTEGRATED SYSTEMS DESIGN	910,121	2.0%
COMPUTERS, PERIPHERAL & SOFTWARE	816,183	1.7%
ELECTRONICS	744,315	1.6%
SPECIAL INDUSTRY MACHINERY	723,577	1.5%
ELECTRONIC PARTS & EQUIPMENT	352,857	0.8%
OFFICE ELECTRONICS	333,675	0.7%
SEMICONDUCTORS	322,574	0.7%
ELECTRONIC COMPONENTS	312,671	0.7%
NETWORK EQUIPMENT	287,716	0.6%
COMPUTERS FACILITIES MANAGEMENT	204,770	0.4%
DISTRIBUTION/WHOLESALE	192,888	0.4%
TELEPHONE & TELEGRAPH APPARATUS	179,832	0.4%
TELECOMMUNICATIONS	144,285	0.3%
COMMUNICATIONS SERVICES	140,210	0.3%
PRINTED CIRCUIT BOARDS	136,366	0.3%
PROCESS CONTROL INSTRUMENTS	58,084	0.1%
COMPUTER PROGRAMMING SERVICES	24,577	0.1%
SHORT-TERM INVESTMENTS AND LIABILITIES IN EXCESS OF CASH & OTHER ASSETS	1,068,824	2.3%
	$46,478,060	100.0%

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Technology Index Fund – 40

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

	E*TRADE	E*TRADE	E*TRADE	E*TRADE
	S&P 500	Russell 2000	International	Technology
	Index Fund	Index Fund	Index Fund	Index Fund

ASSETS:
Investments in securities at market value: (Note 2)
Unaffiliated issuers, at value(a)	$389,556,563	$146,374,751	$185,211,160	$46,498,037
Affiliated issuers, at value (Cost $453,681) (Note 9)	537,545	—	—	—
Foreign currency at value(b)	—	—	15,354	—
Cash (Note 6)	—	2,500	—	—
Receivable for fund shares purchased	224,042	111,358	344,804	36,350
Receivable for securities sold	243,976	176,584	356,382	—
Variation margin receivable	—	—	—	388
Dividends and interest receivable	448,664	170,529	536,799	14,237
Foreign reclaim receivable	—	—	95,013	726
Due from E*TRADE Asset Management, Inc. (Note 3)	100,926	38,158	103,009	14,156
Prepaid expenses and other assets	3,206	1,326	2,381	—
TOTAL ASSETS	391,114,922	146,875,206	186,664,902	46,563,894

LIABILITIES:
Distribution payable	122,786	29,765	—	—
Due to Custodian	—	—	47,879	—
Payable for fund shares redeemed	433,678	34,860	119,617	17,246
Payable for securities purchased	573,667	5,848,968	—	—
Variation margin payable	7,429	6,348	—	—
Accrued advisory fee (Note 3)	22,526	17,400	37,776	9,484
Accrued administration fee (Note 3)	48,270	17,400	22,666	5,690
Trustee fees (Note 3)	—	197	—	1,190
Audit and tax services	11,545	11,386	11,545	11,542
Accrued other expenses	74,784	5,887	67,645	40,682
TOTAL LIABILITIES	1,294,685	5,972,211	307,128	85,834
TOTAL NET ASSETS	$389,820,237	$140,902,995	$186,357,774	$46,478,060

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$327,059	$97,839	$127,949	$72,710
Paid-in capital, in excess of par	316,147,985	115,595,053	148,595,966	95,276,186
Undistributed net investment income	28,638	114,616	2,261,165	13,015
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(3,885,714)	6,482,349	2,542,106	(56,238,886)
Net unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	77,202,269	18,613,138	32,830,588	7,355,035
TOTAL NET ASSETS	$389,820,237	$140,902,995	$186,357,774	$46,478,060

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)	32,705,922	9,783,873	12,794,904	7,270,984
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$11.92	$14.40	$14.56	$6.39

(a)         Investments at cost for E*Trade S&P 500 Index Fund, E*Trade Russell 2000 Index Fund, E*Trade International Index Fund and E*Trade Technology Index Fund were $312,466,832, $127,773,589, $152,379,602 and $39,161,959, respectively.

(b)        Foreign currency at cost for E*TRADE S&P 500 Index Fund, E*TRADE Russell Index Fund, E*TRADE International Index Fund, E*TRADE Technology Index Fund, was $0, $0, $15,226, and $0, respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE FUNDS - 41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

	E*TRADE	E*TRADE	E*TRADE	E*TRADE
	S&P 500	Russell 2000	International	Technology
	Index Fund	Index Fund	Index Fund	Index Fund

NET INVESTMENT INCOME:
Dividends
Unaffiliated issuers	$3,599,714	$1,003,799	$3,124,530	$140,313
Affiliated issuers (Note 9)	5,563	—	—	—
Less foreign taxes withheld	—	(252)	(318,365)	(709)
Interest	19,114	6,245	1,018	5,524
TOTAL INVESTMENT INCOME	3,624,391	1,009,792	2,807,183	145,128

EXPENSES (NOTES 3 and 4):
Advisory fee	127,595	100,830	194,916	56,376
Administration fee	273,419	100,830	116,950	33,825
Sub-administration fee	73,092	46,743	101,334	30,599
Transfer and dividend disbursing agent	108,576	47,622	37,728	56,920
Legal services	39,277	14,299	12,489	5,792
Custodian fees	10,679	5,792	99,732	3,982
Trustee fees	28,485	10,526	9,584	4,581
Registration fees	29,193	14,946	21,692	13,635
Audit and tax services	9,774	9,593	9,774	9,774
Insurance	9,780	3,509	2,741	1,694
Printing	10,317	4,163	4,163	3,077
Other expenses	18,957	14,841	16,354	2,346

TOTAL EXPENSES BEFORE WAIVER	739,144	373,694	627,457	222,601
Waived fees and reimbursed expenses	(575,093)	(225,825)	(557,287)	(87,299)
NET EXPENSES	164,051	147,869	70,170	135,302
NET INVESTMENT INCOME	3,460,340	861,923	2,737,013	9,826

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Sale of investments	1,016,633	5,679,085	1,670,049	(562,976)
Futures contracts	417,413	104,242	—	28,306
Net realized gain (loss) on foreign currency transactions	—	—	(33,465)	—
Net change in unrealized appreciation (depreciation) of:
Investments	19,842,335	1,668,181	10,573,438	4,908,460
Futures contracts	29,267	37,561	—	39,771
Translation of assets and liabilities denominated in foreign currency	—	—	15,504	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS AND FOREIGN CURRENCY	21,305,648	7,489,069	12,225,526	4,413,561

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,765,988	$8,350,992	$14,962,539	$4,423,387

The accompanying notes are an integral part of these Financial Statements.

E*TRADE FUNDS - 42

STATEMENT OF CHANGES IN NET ASSETS

	E*TRADE		E*TRADE
	S&P 500		Russell 2000
	Index Fund		Index Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,460,340	$5,324,116	$861,923	$1,215,478
Net realized gain (loss) on sale of investments and futures contracts	1,434,046	1,949,878	5,783,327	7,508,211
Net change in unrealized appreciation (depreciation) of investments and futures contracts	19,871,602	35,982,508	1,705,742	7,587,538
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,765,988	43,256,502	8,350,992	16,311,227
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,461,956)	(5,303,548)	(750,987)	(1,130,553)
Net realized gain on investments	—	—	—	(7,640,240)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(3,461,956)	(5,303,548)	(750,987)	(8,770,793)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	63,058,648	94,246,117	26,189,872	50,714,335
Value of shares issued in reinvestment of dividends and distributions	3,220,461	4,949,629	701,736	8,175,192
Cost of shares redeemed	(36,033,724)	(59,701,346)	(18,444,280)	(22,806,182)
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	30,245,385	39,494,400	8,447,328	36,083,345

REDEMPTION FEES (Note 2)	41,515	85,302	25,967	48,944

NET INCREASE (DECREASE) IN NET ASSETS	51,590,932	77,532,656	16,073,300	43,672,723

NET ASSETS:
BEGINNING OF PERIOD	338,229,305	260,696,649	124,829,695	81,156,972
END OF PERIOD(a)	$389,820,237	$338,229,305	$140,902,995	$124,829,695
SHARE TRANSACTIONS:
Number of shares sold	5,464,935	9,016,921	1,878,209	3,724,641
Number of shares reinvested	277,869	467,174	49,526	597,674
Number of shares redeemed	(3,102,092)	(5,757,479)	(1,312,674)	(1,691,079)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING	2,640,712	3,726,616	615,061	2,631,236

(a)          Includes undistributed net investment income of $28,638 and $30,254 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively, for the E*TRADE S&P 500 Index Fund, and $114,616 and $3,680 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively, for the E*TRADE Russell 2000 Index Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE FUNDS – 43

STATEMENT OF CHANGES IN NET ASSETS

	E*TRADE		E*TRADE
	International		Technology
	Index Fund		Index Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2007	December 31,	June 30, 2007	December 31,
	(Unaudited)	2006	(Unaudited)	2006
NET INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,737,013	$2,209,726	$9,826	$3,189
Net realized gain (loss) on sale of investments, futures contracts and foreign currency transactions	1,636,584	1,986,597	(534,670)	(4,775,319)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	10,588,942	15,668,963	4,948,231	8,039,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,962,539	19,865,286	4,423,387	3,267,152
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(365,036)	(2,222,866)	—	—
Net realized gain on investments	—	(1,139,124)	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(365,036)	(3,361,990)	—	—
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares	64,957,481	67,094,917	4,156,610	7,601,286
Value of shares issued in reinvestment of dividends and distributions	335,003	3,076,477	—	—
Cost of shares redeemed	(18,550,053)	(16,923,868)	(7,407,084)	(13,332,975)
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS	46,742,431	53,247,526	(3,250,474)	(5,731,689)

REDEMPTION FEES (Note 2)	51,370	48,355	6,477	10,903

NET INCREASE (DECREASE) IN NET ASSETS	61,391,304	69,799,177	1,179,390	(2,453,634)

NET ASSETS:
BEGINNING OF PERIOD	124,966,470	55,167,293	45,298,670	47,752,304
END OF PERIOD(a)	$186,357,774	$124,966,470	$46,478,060	$45,298,670
SHARE TRANSACTIONS:
Number of shares sold	4,678,534	5,528,094	693,811	1,386,582
Number of shares reinvested	24,382	246,004	—	—
Number of shares redeemed	(1,340,018)	(1,408,376)	(1,232,850)	(2,439,928)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING	3,362,898	4,365,722	(539,039)	(1,053,346)

(a)          Includes undistributed (distribution in excess of) net investment income of $2,261,165 and $(110,812) for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively, for the E*TRADE International Index Fund , and undistributed net investment income of $13,015 and $3,189 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively, for the E*TRADE Technology Index Fund.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE FUNDS – 44

E*TRADE S&P 500 Index Fund

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Six Months
	Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$11.25		$9.90		$9.61		$8.84		$6.99		$9.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.11		0.19		0.17	(2)	0.17	(2)	0.10	(2)	0.09
Net realized and unrealized gain (loss) on investments	0.67		1.35		0.29		0.76		1.85		(2.12)
TOTAL FROM INVESTMENT OPERATIONS	0.78		1.54		0.46		0.93		1.95		(2.03)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.11)		(0.19)		(0.17)		(0.16)		(0.10)		(0.09)
Distributions from net realized gains	—		—		—		—		—		—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.11)		(0.19)		(0.17)		(0.16)		(0.10)		(0.09)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—		—
NET ASSET VALUE, END OF PERIOD	$11.92		$11.25		$9.90		$9.61		$8.84		$6.99

TOTAL RETURN (1)	6.94	%(9)	15.66%		4.79%		10.62%		28.11%		(22.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$389,820		$338,229		$260,697		$198,965		$129,942		$83,090
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.09	% (4)	0.19	% (4)	0.40	% (4)	0.40	% (4)
Ratio of net investment income to average net assets	1.90	% (5)	1.83	% (5)	1.77	% (5)	1.85	% (5)	1.39	% (5)	1.24	% (5)
Portfolio turnover rate	2.21	% (9)	2.54%		3.87%		2.22%		0.65	% (7)	11.97	% (8)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007 and the years ended December 31, 2006, December 31 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.41%, 0.72%, 0.79%, 0.73%, 0.83% and 0.98%, respectively.

(5) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007 and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 1.58%, 1.20%, 1.06%, 1.31%, 0.96% and 0.66%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

(7) For the Period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of the S&P 500 Index Master Portfolio.

(9) Not annualized.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 45

E* TRADE Russell 2000 Index Fund

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Six Months
	Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.61		$12.41		$12.55		$11.17		$7.74		$9.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.09		0.15		0.13	(2)	0.11	(2)	0.07	(2)	0.07
Net realized and unrealized gain (loss) on investments	0.78		2.08		0.41		1.80		3.42		(2.14)
TOTAL FROM INVESTMENT OPERATIONS	0.87		2.23		0.54		1.91		3.49		(2.07)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.08)		(0.14)		(0.12)		(0.08)		(0.06)		(0.05)
Distributions from net realized gains	—		(0.90)		(0.56)		(0.45)		—		(0.04)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.08)		(1.04)		(0.68)		(0.53)		(0.06)		(0.09)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	—	(3)	0.01		—	(3)	—	(3)	—	(3)	0.01
NET ASSET VALUE, END OF PERIOD	$14.40		$13.61		$12.41		$12.55		$11.17		$7.74

TOTAL RETURN (1)	6.38	% (9)	18.05%		4.21%		17.30%		45.39%		(20.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,903		$124,830		$81,157		$68,119		$33,881		$12,578
Ratio of expenses to average net assets	0.22	% (4)	0.22	% (4)	0.22	% (4)	0.37	% (4)	0.65	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	1.28	% (5)	1.17	% (5)	1.04	% (5)	0.93	% (5)	0.70	% (5)	0.84	% (5)
Portfolio turnover rate	17.84	% (9)	24.98%		29.62%		34.58%		3.53	% (7)	27.96	% (8)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007 and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.56%, 0.94%, 1.11%, 1.00%, 1.61% and 1.87%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007 and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.94%, 0.45%, 0.15%, 0.29%, (0.25)% and (0.38)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of the Russell 2000 Index Master Portfolio.

(9) Not annualized.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 46

E* TRADE International Index Fund

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Six Months
	Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003(6)		2002(6)

NET ASSET VALUE, BEGINNING OF PERIOD	$13.25		$10.89		$9.84		$8.41		$6.21		$7.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.22		0.31		0.24	(2)	0.18	(2)	0.13	(2)	0.10
Net realized and unrealized gain (loss) on investments	1.12		2.47		1.06		1.43		2.20		(1.37)
TOTAL FROM INVESTMENT OPERATIONS	1.34		2.78		1.30		1.61		2.33		(1.27)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(0.03)		(0.30)		(0.25)		(0.18)		(0.13)		(0.11)
Distributions from net realized gains	—		(0.13)		—		—		—		—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	(0.03)		(0.43)		(0.25)		(0.18)		(0.13)		(0.11)

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL	—	(3)	0.01		—	(3)	—	(3)	—	(3)	—	(3)
NET ASSET VALUE, END OF PERIOD	$14.56		$13.25		$10.89		$9.84		$8.41		$6.21

TOTAL RETURN (1)	10.15	%(9)	25.91%		13.43%		19.38%		38.01%		(16.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$186,358		$124,966		$55,167		$27,515		$11,443		$6,685
Ratio of expenses to average net assets	0.09	% (4)	0.09	% (4)	0.09	% (4)	0.32	% (4)	0.65	% (4)	0.65	% (4)
Ratio of net investment income to average net assets	3.51	% (5)	2.56	% (5)	2.41	% (5)	2.07	% (5)	1.95	% (5)	1.59	% (5)
Portfolio turnover rate	32.75	% (9)	54.64%		58.31%		41.97%		6.27	% (7)	19.92	% (8)

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007, and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.80%, 1.37%, 1.85%, 2.87%, 3.02% and 2.59%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007, and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 2.80%, 1.28%, 0.64%, (0.48)%, (0.42)% and (0.35)%, respectively.

(6) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the International Index Master Portfolio.

(7) For the period November 10, 2003 through December 31, 2003.

(8) Portfolio turnover rate of the International Index Master Portfolio.

(9) Not annualized.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 47

E*TRADE Technology Index Fund

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Six Months
	Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003		2002

NET ASSET VALUE, BEGINNING OF PERIOD	$5.80		$5.39		$5.31		$5.23		$3.41		$5.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	—	(3)	—	(3)	(0.01	) (2)	0.03	(2)	(0.02	) (2)	(0.03)
Net realized and unrealized gain (loss) on investments	0.59		0.41		0.09		0.08		1.84		(2.33)
TOTAL FROM INVESTMENT OPERATIONS	0.59		0.41		0.08		0.11		1.82		(2.36)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—		—		—		(0.03)		—		—
Distributions from net realized gains	—		—		—		—		—		—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		—		—		(0.03)		—		—

REDEMPTION FEES ADDED TO PAID-IN-CAPITAL(3)	—		—		—		—		—		—
NET ASSET VALUE, END OF PERIOD	$6.39		$5.80		$5.39		$5.31		$5.23		$3.41

TOTAL RETURN (1)	10.17	% (6)	7.61%		1.51%		2.15%		53.37%		(40.90)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$46,478		$45,299		$47,752		$55,928		$52,087		$34,669
Ratio of expenses to average net assets	0.60	% (4)	0.60	% (4)	0.60	% (4)	0.68	% (4)	0.85	% (4)	0.85	% (4)
Ratio of net investment income to average net assets	0.04	% (5)	0.01	% (5)	(0.12	)% (5)	0.64	% (5)	(0.50	)% (5)	(0.61	)% (5)
Portfolio turnover rate	8.65	% (6)	7.44%		3.55%		10.04%		11.22%		6.02%

(1) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions.

(2) Calculated based on average shares outstanding.

(3) Rounds to less than $0.01.

(4) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007, and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were 0.99%, 1.25%, 1.32%, 1.25%, 1.64% and 1.88%, respectively.

(5) The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2007, and the years ended December 31, 2006, December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002 were (0.35)%, (0.64)%, (0.84)%, 0.07%, (1.28)% and (1.64)%, respectively.

(6) Not annualized.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Funds - 48

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

1. ORGANIZATION

E*TRADE Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998.  As of June 30, 2007, the Trust consisted of six operating series: the E*TRADE S&P 500 Index Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE International Index Fund, the E*TRADE Technology Index Fund, the E*TRADE Kobren Growth Fund and the E*TRADE Delphi Value Fund. Information in these financial statements pertains to four series of the Trust: E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund, and E*TRADE Technology Index Fund (each a “Fund”, together the “Funds”). Information with regard to the other two series can be found in separate financial statements at www.etradefunds.etrade.com.

The investment objectives of each Fund are as follows:

E*TRADE S&P 500 Index Fund – to provide investment results that attempt to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)(a).  The Fund seeks to provide investment results that match the total return performance of publicly traded common stocks in the S&P 500 Index by investing substantially all its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

(a)“Standard & Poor’s(TM)”, “S&P(TM),” “S&P 500(TM)” and “Standard and Poor’s 500(R)” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. (“ETAM”), the Fund’s investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

E*TRADE Russell 2000 Index Fund – to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index(b).  The Fund seeks to match the total return performance of the small-capitalization sector of the U.S. stock market by investing in the securities comprising the Russell 2000 Index.

(b) “Russell 2000 Index” and “Frank Russell Company” are service marks of the Frank Russell Company and have been licensed for use for certain purposes by ETAM. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

E*TRADE International Index Fund – to match, as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia Index (“MSCI EAFE Index”)(c).  The Fund seeks to match the total return performance of the MSCI EAFE Index by investing in a representative sample of common stocks of issuers that comprise the MSCI EAFE Index (including depositary receipts of such issuers) and other investments that replicate the performance of the MSCI EAFE Index.

(c) The MSCI EAFE Free Index is the exclusive property of Morgan Stanley Capital International “MSCI”. Standard & Poor’s Morgan Stanley Capital International is a service mark of MSCI. “Morgan Stanley Capital International Europe, Australasia, and Far East Free Index(R)” “EAFE Free Index(R)” and “EAFE(R)” are trademarks of MSCI.  MSCI does not sponsor the Fund nor is it affiliated in any way with E*TRADE FINANCIAL Corporation.  The Fund is not sponsored, endorsed, sold or promoted by the MSCI EAFE Free Index or MSCI, and neither the MSCI Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

E*TRADE Technology Index Fund – to match, before fees and expenses, the total return of the stocks making up the Standard & Poor’s Goldman Sachs Technology (“S&P GSTI™ Composite Index”)(d). The Fund seeks to match the total return performance of the S&P GSTITM Composite Index by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the S&P GSTITM Composite Index.

(d)“GSTI(TM)” is a trademark of Goldman, Sachs & Co. and has been licensed for use by ETAM, for use in connection with the Fund.  The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. nor any of its affiliates and neither Goldman, Sachs & Co. or any of its affiliates makes any representation regarding the advisability of investing in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Funds in the preparation of their financial statements and that are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E*TRADE Funds - 49

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund, and accordingly its net asset value (“NAV”), may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Russell 2000 Index Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

Expenses attributable to a single Fund are charged to that Fund.  Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Trust are maintained in U.S. dollars. The Funds may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, foreign currency gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

E*TRADE Funds - 50

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

DISTRIBUTIONS TO SHAREHOLDERS

Except for the International Index Fund, dividends to shareholders from net investment income of the Funds are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually; generally in December, unless offset by any applicable capital loss carryforward. The International Index Fund distributes all dividends and capital gains, if any, annually. Additional distributions of net investment income and capital gains for a Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred as wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character and amount of distributions paid during 2006 and 2005 were as follows:

	Distributions paid in 2006		Distributions paid in 2005
		Long-Term		Long-Term
	Ordinary Income *	Capital Gains	Ordinary Income	Capital Gains
E*TRADE S&P 500 Index Fund	$5,303,548	$0	$3,968,904	$0
E*TRADE Russell 2000 Index Fund	2,393,359	6,377,434	1,254,835	2,915,224
E*TRADE International Index Fund	2,833,108	528,882	1,062,772	0
E*TRADE Technology Index Fund	0	0	0	0

As of December 31, 2006, the most recent year end, the components of distributable earnings on a tax basis were as follows:

		Unrealized	Undistributed
	Undistributed	Appreciation	Long-Term
	Ordinary Income *	(Depreciation)	Capital Gains	Total
E*TRADE S&P 500 Index Fund	$30,254	$56,880,969	$0	$56,911,223
E*TRADE Russell 2000 Index Fund	114,492	16,894,594	601,012	17,610,098
E*TRADE International Index Fund	1,239,520	21,753,198	43,638	23,036,356
E*TRADE Technology Index Fund	3,189	(3,631,084)	0	(3,627,895)

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity of the Trust for federal income tax purposes. It is each Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

As of December 31, 2006, the most recent year end, for federal income tax purposes, the following Funds had capital loss carryforwards, which will expire in the indicated years:

	E*TRADE
E*TRADE S&P	Technology	Expiration
Index Fund	Index Fund	Date
$—	$7,356,047	2008
—	4,029,927	2009
3,949,139	4,341,208	2010
920,923	9,887,414	2011
—	2,833,613	2012
—	11,845,903	2013
—	8,196,886	2014
$4,870,062	$48,490,998	Total

E*TRADE Funds - 51

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

The above-listed Funds will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. Approximately $7,356,047 of capital loss carryforward in the E*TRADE Technology Index Fund, which was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001, and which is available to offset future capital gains of the Fund, will expire in 2008.  The losses absorbed by the E*TRADE Technology Index Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund are limited under Internal Revenue Service regulations.

For the year ended December 31, 2006, the E*TRADE Technology Index Fund had elected to defer capital losses of $1,175,330 attributable to post-October losses.

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)	Cost
E*TRADE S&P 500 Index Fund	$84,863,856	$(7,690,261)	$77,173,595	$312,920,513
E*TRADE Russell 2000 Index Fund	25,058,641	(6,457,479)	18,601,162	127,773,589
E*TRADE International Index Fund	34,382,936	(1,551,378)	32,831,558	152,379,602
E*TRADE Technology Index Fund	11,058,359	(3,722,281)	7,336,078	39,161,959

The difference between book basis and tax basis is attributable primarily to the return of capital adjustments from real estate investment trusts and the tax deferral of losses on wash sales for the E*TRADE S&P 500 Index and E*TRADE Russell Index Funds. The E*TRADE International Index Fund’s differences are attributable primarily to the treatment of passive foreign investment company shares and return of capital adjustments from real estate investment trusts. The difference between book basis and tax basis for the E*TRADE Technology Index Fund is attributable primarily to the tax deferral of losses on wash sales.

Effective June 29, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

REDEMPTION FEES

Redemption of shares held in the Funds for less than 120 days is subject to a fee of 1%, calculated as a percentage of redemption proceeds. The fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital.

Total redemption fee proceeds which are set forth in the Statement of Changes in Net Assets for the six months ended June 30, 2007 and the year ended December 31, 2006 for the Funds were as follows:

Fund	June 30, 2007	December 31, 2006
E*TRADE S&P 500 Index Fund	$41,515	$85,302
E*TRADE Russell 2000 Index Fund	25,967	48,944
E*TRADE International Index Fund	51,370	48,355
E*TRADE Technology Index Fund	6,477	10,903

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain/loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized gain (loss) on investment and Paid-in-Capital. No adjustments were made to the E*TRADE S&P 500 Index Fund. For the year ended December 31, 2006, the adjustments to the Funds are as follows:

E*TRADE Funds - 52

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid-in Capital, in Excess of Par
E*TRADE Russell 2000 Index Fund	$(87,434)	$87,434	$—
E*TRADE International Index Fund	(19,367)	19,367	—
E*TRADE Technology Index Fund	—	17,750,013	(17,750,013)

These adjustments are primarily due to the differences between book and tax treatment of investments in real estate investment trusts for the E*TRADE Russell 2000 Index Fund, differences between book and tax treatment of investments in passive foreign investment trusts and foreign currency translations for the E*TRADE International Index Fund and differences between book and tax treatment of investments, net investment loss and the write-off of the Section 382 capital loss carryforward limitation for the E*TRADE Technology Index Fund.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.  Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ETAM, a wholly owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”), serves as the investment adviser for the Funds pursuant to an Investment Advisory Agreement between ETAM and the Trust, on behalf of the Funds. For its services as investment adviser, ETAM is currently paid by the Funds an annual rate based on the Funds’ average daily net assets as follows:

Fund	Annual rate
E*TRADE S&P 500 Index Fund	0.07%
E*TRADE Russell 2000 Index Fund	0.15%
E*TRADE International Index Fund	0.25%
E*TRADE Technology Index Fund	0.25%

World Asset Management, Inc. (“World Asset”) serves as the Funds’ investment sub-adviser. Until December 29, 2006, World Asset was known as World Asset Management and was a division of Munder Capital Management (“MCM”). MCM was a general partnership minority owned by MCM employees and majority owned by Comerica Bank until December 29, 2006. World Asset is a Delaware corporation incorporated on September 15, 2006 and is an indirect, wholly-owned subsidiary of Comerica Bank. For its services, World Asset is paid by ETAM out of ETAM’s investment advisory fees based on the Fund’s average daily net assets subject to the break points listed in the table below:

Fund	Sub-advisory Fee
E*TRADE S&P 500 Index Fund	0.03% up to $900 million
0.02% over $900 million
E*TRADE Russell 2000 Index Fund	0.07% up to $174 million
0.04% between $174 million and $200 million
0.02% over $200 million
E*TRADE International Index Fund	0.15% up to $60 million
0.12% between $60 million and $100 million
0.06% between $100 million and $200 million
0.03% over $200 million
E*TRADE Technology Index Fund	0.12% up to $130 million
0.06% between $130 million and $200 million
0.03% over $200 million

E*TRADE Funds - 53

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

ETAM also serves as the Funds’ administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Funds. For its services, ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the Funds’ average daily net assets.

Since September 30, 2004, ETAM assesses an account maintenance fee of $2.50 per quarter per Fund to offset shareholder servicing costs if an account balance in a Fund falls below $5,000 (for any reason, including a decline in the value of the Funds’ shares). The account maintenance fee is determined and paid at the end of the calendar quarter. The fee is not assessed in certain circumstances, as described in the Funds’ Prospectus, including waiver of the fee if total E*TRADE Funds assets held by a shareholder are $10,000 or more. The fee will not be applied to: (1) assets held in any retirement plan account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Funds through means of the Automatic Investment Plan privilege.

Prior to November 17, 2006, ETAM and E*TRADE Securities LLC (“E*TRADE Securities”), the Trust’s principal underwriter and a wholly-owned subsidiary of E*TRADE FINANCIAL, both provided shareholder servicing to the Funds under a Shareholder Servicing Agreement. For its services, ETAM received a non-Rule 12b-1 shareholder servicing fee equal to an annual rate of 0.25% of the Funds’ average daily net assets. In addition, ETAM used the shareholder servicing fees it received under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, for services they provided to the Funds. Effective November 17, 2006, ETAM no longer receives compensation for these services. However, ETAM may use fees it receives from the Funds for servicing as the advisor and administrator of the Funds in order to compensate ETAM affiliates.

E*TRADE Securities serves as the principal underwriter for the Funds at no cost to the Funds. E*TRADE Securities may receive compensation from ETAM that may be equal to the maximum shareholder servicing fee.

The amount “Due from E*TRADE Asset Management, Inc.” listed on the Funds’ Statements of Assets and Liabilities reflects contractual agreements between ETAM and the Funds (“Expense Limitation Agreement”) in which ETAM has agreed to waive or limit its fees or to assume other expenses through at least a particular date. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit ETAM’s fees and assume other expenses so that the total operating expenses of each Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees that may be collected by the Funds and payable to ETAM for any shareholder account that fails to maintain the required account minimum amount, and extraordinary fees and expenses not incurred in the ordinary course of a Fund’s business) are limited to a certain percentage of the Fund’s average daily net assets.

The Fund may, at a later date, reimburse ETAM the fees waived or limited and any other expenses assumed and paid by ETAM, provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limits stated below. Consequently, no reimbursement by any Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the current percentage stated below and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Details for the Funds are as follows:

Fund	Expense Limitation Agreement Effective Date	Expense Limitation Agreement Through At Least	Expense Cap Effective Date	Expense Cap	Amount Eligible for Reimbursement as of 12/31/2006
E*TRADE S&P 500 Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	$4,296,637
E*TRADE Russell 2000 Index Fund	04/01/2005	04/30/2008	04/01/2005	0.22%	1,710,877
E*TRADE International Index Fund	09/03/2004	04/30/2008	09/03/2004	0.09%	2,288,452
E*TRADE Technology Index Fund	04/29/2004	04/30/2008	04/29/2004	0.60%	948,654

E*TRADE Funds - 54

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustee”)  currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including  participation in four regularly  scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate  Governance and Compliance  Oversight  Committee  meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or Trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. PORTFOLIO SECURITIES LOANED

The Funds may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% and 105% of the initial market value of the domestic and non-U.S. securities lent, respectively. The amount of collateral is adjusted daily for changes in the market value of securities lent, but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Funds retain a beneficial interest in the collateral held. ETAM monitors the creditworthiness of all parties to which securities are lent. The Funds charge the corresponding parties interest on the market value of securities lent and receives interest on the investment of cash collateral.

The Funds did not participate in securities lending during the six months ended June 30, 2007.

6. FUTURES CONTRACTS

The Funds may purchase or sell futures contracts to gain exposure to market changes. The purchase of futures contracts may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Commission, the Funds may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The following futures contracts were outstanding as of June 30, 2007:

Fund	Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)	U.S. Treasury Bill Pledge for Initial Margin Requirements
E*TRADE S&P 500 Index Fund	17	S&P 500 Futures	09/15/2007	$6,440,450	$28,674	$746,993
E*TRADE Russell 2000 Index Fund (a)	4	Russell 2000	09/21/2007	1,684,200	11,976	248,998
E*TRADE International Index Fund	0	N/A	N/A	N/A	N/A	N/A
E*TRADE Technology Index Fund	5	NASDAQ 100 Futures	09/21/2007	978,000	18,957	219,118

(a) An additional $2,500 is segregated in cash for collateral on the futures contracts to meet initial margin requirements.

E*TRADE Funds - 55

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

7. REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Funds’ Schedule of Investments. The Funds’ investments in repurchase agreements must be fully collateralized based on values that are marked to market daily. The Funds’ custodians have custody of, and hold in segregated accounts, securities acquired as collateral by the Funds under repurchase agreements. ETAM monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Funds did not invest in any repurchase agreements during the six months ended June 30, 2007.

8. SHORT SALES OF SECURITIES

The Funds may enter into short sale transactions. A short sale is a transaction in which the Funds sell securities they do not own (but have borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Funds may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Funds for the short sale are retained by the broker until the Funds replace the borrowed securities. In borrowing the securities to be delivered to the buyer, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The Funds did not enter into any short sale transactions during the six months ended June 30, 2007.

9. AFFILIATED ISSUERS

Investments in companies considered to be affiliates of the Funds (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the 1940 Act) are as follows:

Fund	Name of Issuer	# Shares Held at Start of Period	Gross Additions	Gross Reductions	# Shares Held at End of Period	Value at End of Period	Investment Income
E*TRADE S&P 500 Index Fund	Comerica, Inc.	4,173	309	—	4,482	$266,545	$5,563
E*TRADE S&P 500 Index Fund	E*TRADE Financial Corp.	10,989	1,279	—	12,268	$271,000	—
	Total Affiliated Issuers					$537,545	$5,563

As of June 30, 2007, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund did not invest in securities of any Affiliated Companies.

10. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for the six months ended June 30, 2007 are as follows:

Fund	Purchases	Sales
E*TRADE S&P 500 Index Fund	$39,471,171	$7,901,877
E*TRADE Russell 2000 Index Fund	34,680,820	23,314,561
E*TRADE International Index Fund	100,054,530	50,740,721
E*TRADE Technology Index Fund	3,870,168	7,566,515

11. SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value.

E*TRADE Funds - 56

ADDITIONAL INFORMATION (Continued)

June 30, 2007 (Unaudited)

Fees and Expenses / Shareholder Fee Example

DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment.  All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one).  A fund’s expenses directly reduce the investment return of the fund.  A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Funds do not assess sales loads or Rule 12b-1 fees.

This table illustrates the Funds’ expenses in two ways:

Actual Fund Return:  This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown for each Fund is derived from the Funds’ actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period.  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”. The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders.  A 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table.  A quarterly Account Maintenance Fee (“AMF”) is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter.  The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table.  The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in a Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.”  Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds based on the Funds’ actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Funds’ actual return. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return.  You can assess your Funds’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The expense estimate does not include redemption fees and account maintenance fees because they are not charged to all shareholders.  A 1% redemption fee is calculated as a percentage of the total redemption proceeds and would be added to your estimated expenses calculated in the table.  A quarterly Account Maintenance Fee (“AMF”) is charged to shareholders with account balances of less than $5,000 at the end of each calendar quarter.  The AMF is equal to $2.50 per quarter and would be added to your estimated expenses calculated in the table.  The AMF is not applied to: (1) assets held in any retirement plan account, including an IRA, Roth IRA, one person SEP-IRA, profit sharing plan, money purchase pension plan or 401(a) or 401(k) account; (2) assets held in any Coverdell education savings account; or (3) shareholders investing in the Fund through means of the Automatic Investment Plan privilege, described in the section of the Funds’ Prospectus entitled “How to Buy, Sell and Exchange Shares – Automatic Investment Plan.”  Moreover, the AMF is waived if your total E*TRADE Funds assets are $10,000 or more.

E*TRADE Funds - 57

ADDITIONAL INFORMATION (Continued)

June 30, 2007 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus.  Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/07	Ending Account Value 06/30/07	Expense Ratio(1)	Expenses Paid During Period(2)
E*TRADE S&P 500 Index Fund
Actual	$1,000.00	$1,069.40	0.09%	$0.46
Hypothetical	$1,000.00	$1,024.35	0.09%	$0.45

E*TRADE Russell 2000 Index Fund
Actual	$1,000.00	$1,063.80	0.22%	$1.13
Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

E*TRADE International Index Fund
Actual	$1,000.00	$1,101.50	0.09%	$0.47
Hypothetical	$1,000.00	$1,024.35	0.09%	$0.45

E*TRADE Technology Index Fund
Actual	$1,000.00	$1,101.70	0.60%	$3.13
Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

(1)          Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

TRUSTEES’ APPROVAL/RENEWAL OF INVESTMENT ADVISORY CONTRACTS

During the first six months of the fiscal year, the Board unanimously renewed the Investment Advisory Agreement between the Trust and ETAM on behalf of E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund and E*TRADE International Index Fund (“Funds”)(“Agreement”). In order to conduct the annual review of the investment advisory contracts for all of the series of the Trust simultaneously in September, the Board will be considering the Agreement in September.

At the May 10, 2007 Board meeting addressing the above approval, the Board, including the Independent Trustees of the Board, reviewed various matters including: (1) the nature, scope and quality of services provided or proposed to be provided to the Funds by ETAM; (2) the fees paid by each Fund to ETAM and the contractual limitations on each Fund’s expenses provided by ETAM; (3) the cost of the services and the profits that may be realized by ETAM, the sub-advisers and their respective affiliates from their relationship to the Funds; (4) comparative performance information for each of the Funds; (5) the extent to which economies of scale are realized or will be realized for the benefit of shareholders of the Funds as the Funds grow; and (6) any benefits derived or expected to be derived by ETAM (and its affiliates) from their relationship to the Funds.  All factors were applied to each of the Funds.  The Board, assisted by the advice of counsel to the Independent Trustees, considered a broad range of information.  The Board considered the factors described above, among others.  However, no single factor was determinative.  Rather, it was the totality of the circumstances that drove the Board’s decisions.  Below is a discussion of these factors as they applied to the Board’s consideration of the Agreement.

Nature, Extent and Quality of Services. The Board members discussed the nature, extent and quality of the investment advisory services provided by ETAM and its affiliates to the Funds.  The Board discussed ETAM’s role in evaluating and supervising the investment advisory activities of WAM as sub-adviser for the Funds, including monitoring the tracking error of each Fund (as compared to its relevant index), assessing the stock selection techniques utilized by WAM in seeking to replicate the performance results of the relevant index for each Fund, and reviewing reports and conducting periodic due diligence reviews of WAM.  The Board also noted the qualifications of the ETAM personnel servicing the Funds.  Based on this review, the Board determined that ETAM had provided satisfactory advisory services to the Funds.

E*TRADE Funds - 58

ADDITIONAL INFORMATION (Continued)

June 30, 2007 (Unaudited)

Fees and Expenses.  The Board members considered comparative expense data provided by ETAM which supported the fact that the Funds have continued to operate as the lowest cost index funds in the industry.  The Board members agreed that this was a significant benefit to the shareholders of the Funds.  Moreover, the Board noted that the Funds were subject to an Expense Limitation Agreement between ETAM and the Funds. Under the Expense Limitation Agreement, ETAM agreed to waive or limit its fees and assume other expenses so that the total operating expenses of each Fund (but specifically excluding all interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, expenses borne by the Funds as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as that term is interpreted by the Commission in Form N-1A from time to time), the account maintenance fees payable to ETAM, and extraordinary fees and expenses not incurred in the ordinary course of an Index Fund’s business), are limited to the following percentages of each Fund’s average daily net assets:

Fund	Expense Limitations
S&P 500	0.09%
Russell 2000	0.22%
International	0.09%
Technology	0.60%

Costs and Profitability. The Board discussed the cost of the services provided by ETAM and the profits realized by ETAM and its affiliates from their relationship with the Index Funds.   The Board noted that one significant factor in reviewing and approving the Advisory Agreement was the fact that the expense ratios of the Funds are the lowest among their peers.  With regard to the advisory services provided by ETAM for each of the Funds, as well as the costs of such services and the profits realized by ETAM, the Board noted that ETAM currently waives a significant portion of its fees for services that it provides to each of the  Funds in order to maintain the Funds’ status as the “lowest cost index funds.”  In addition, the Board noted ETAM’s continuing efforts to increase the assets of the Funds and the economies of the Funds in the past year through reduced Trustee fees, insurance coverage costs, reorganization of the Kobren Insight Funds to become series of the E*TRADE Funds and the engagement of PFPC Inc. The Board observed that ETAM expects that, as assets in the Funds continue to grow, servicing the Funds will become a profitable component of ETAM’s financial results.

Comparative Performance.  The Board reviewed the comparative investment performance of each Fund.  The Board noted that each Fund’s investment objective is to track its relevant index or benchmark as closely as possible while taking into account the impact of expenses related to operating a registered investment company. Therefore, the Board focused on each Fund’s performance as compared to its relevant index and peer group of index funds (or in the case of the E*TRADE Technology Index Fund, similar exchange traded funds). The Board then reviewed the tracking of each Fund’s performance over the past year against its respective benchmark and the methods that had been employed by WAM to mitigate the deviation of each Fund’s performance from that of its relevant benchmark.  Based on these considerations, the Board concluded that ETAM is capable of achieving a level of performance for each Fund that is appropriate and competitive with similar investment companies.

Economies of Scale.  The Board discussed the extent to which economies of scale have been realized or will be realized for the benefit of shareholders of the Funds as the Funds grow. The Board noted that the fee schedules do not contain asset-based breakpoints, but the Board discussed the fact that, because the Funds currently are the lowest cost index funds and intend to continue this strategy, regardless of the level of Fund assets, shareholders of the Funds are already benefiting from low expenses.  Consequently, this factor was not relevant to the Board’s determination at this time.

Other Benefits to ETAM.  The Board discussed the benefits that are derived or which may be derived by ETAM and its affiliates (including E*TRADE) from their relationship with the Funds.  While the Board observed that there were no direct benefits to ETAM and its affiliates from their relationship with the Funds, the Board noted that, as the lowest cost index funds, the relationship between the Funds and ETAM and its affiliates may indirectly benefit ETAM and its affiliates by helping E*TRADE provide an attractive selection of assets classes to its customers and by potentially attracting customers to other services provided by E*TRADE.   In addition, the Board noted that there were indirect “fall out” benefits to E*TRADE of having the Funds in that E*TRADE uses the Funds as a “marketing tool” that may bring other assets into E*TRADE and add to the variety of investment choices provided by E*TRADE to its customers.

E*TRADE Funds - 59

ADDITIONAL INFORMATION (Continued)

June 30, 2007 (Unaudited)

QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Funds’ Form N-Q on the Commission’s website at www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds’ proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies for portfolio securities, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Funds’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

E*TRADE Funds - 60

E*TRADE Delphi Value Fund

Semi-Annual REPORT	June 30, 2007

DEAR SHAREHOLDERS

The Delphi Value Fund advanced 5.85% (6.01% institutional class) to $147.6 million during the first half of 2007 trailing the 6.96% and 8.69% appreciation of the S&P 500 and the Fund’s benchmark (the Russell Midcap Value), respectively. While the general market index languished in the first quarter (S&P 500, +0.7%), the second quarter witnessed a discernible shift into large capitalization US equities as both the S&P 500 and the Dow Jones Industrials (+8.7% during the first half of the year) far surpassed the Russell 2000 Value and Russell 2500 Value indices, +3.8% and +6.1%, respectively. This aforementioned switch marks the first large capitalization outperformance since 1999. While many of the large capitalization companies are solid businesses, they are single digit revenue growers sporting 19+ multiples of estimated 2007 earnings. As Benjamin Graham noted in the Intelligent Investor, purchasing top tier companies at high price/earnings ratios is also a form of speculation.

Quite candidly, the confluence of the private equity binge and the proliferation of global hedge funds provided a casino mentality amongst US equity investors reminiscent of the “go-go” years in the late 1980’s. During the first six months, $2.78 trillion worth of deals were consummated, up 50% over the previous year. Many poorly run businesses with low returns on capital received takeover offers from the private equity crowd or restructuring threats from aggressive hedge fund managers. Leveraged buyouts were accompanied by “covenant light” indenture terms even including vintage 1980’s PIK (pay in kind) instruments. Notwithstanding the meltdown of the subprime mortgage and housing markets, both equity and bond investors displayed no symptoms of fear. The risk premium on bonds has not adequately compensated bond holders as spreads over the ten year treasury curve have averaged a paltry 0.92% and 2.37%, respectively, for investment grade and high yield debt.

Whether the diminution in credit availability and the massive writedowns in leveraged loans will induce a recession in the United States is moot. Ben Bernanke and the Federal Reserve will need to navigate carefully the roiled waters of modest inflation and a US economic slowdown. My conclusion is that the Federal Reserve will cut the Fed Funds rate in the second half of 2007 to help reflate the economy.

An analysis of the individual holdings of the Fund clearly demonstrates that metal and technology issues provided the best gains during the first half. Alcan (+53.9%) and two steel minimills, Gerdau Ameristeel (+64.0%) and Commercial Metals (+32.8%), posted superlative gains. Avnet (+55.3%), a global electronics distributor, and ASE Test (+39.4%), a Taiwanese test and assembly firm, also appreciated significantly. Generally speaking, the industrial sector showed strength while real estate and financial service companies were laggards. For the record, Lee Enterprises (-32.8%), a regional newspaper chain buffeted by the headwinds of declining advertising lineage, and D.R. Horton (-24.8%), a leading homebuilder, registered the largest semi-annual declines for the Fund.

Reviewing portfolio activity in the past period, we find that the recent portfolio acquisitions emanated from diverse industrial classifications. Fallen angels, like American Eagle Outfitters and AstraZeneca were purchased near their respective low prices for the year. Commodity plays like Alcan, Companhia Vale do Rio Doce, and ENSCO International (offshore rigs) were bought at 8.5x, 9.6x, and 8.8x, respectively, of estimated 2007 earnings. Amongst the divestitures were two takeovers; namely, TD Banknorth and OMI Corp, a leading oil tanker concern. Both were sold at a gain. Cytec Industries, MEMC Electronics, and Talisman Energy were divested with gains because of full valuations.

While US equities, as a whole, seem fully priced at 17.9x projected earnings, your Fund’s portfolio seems reasonably priced at 12.8x forecast earnings and 2.0x book (versus 2.9x for the S&P 500) as of June 30th. Congruent with our investment strategy for the Fund, the portfolio return on equity remains a healthy 16%. Although it is impossible to predict the vicissitudes of the stock market, we continue to own superior businesses at favorable valuations. We thank you for your continued support.

Very truly yours,

Scott M. Black

President

FUND OVERVIEW

June 30, 2007 (Unaudited)

Value of $10,000 invested 12/23/98

*            Please note that the Russell Midcap Value Index information presented in the chart titled “Value of $10,000 invested 12/23/98” in the Fund’s 2006 Annual Report is incorrect. The correct value of $10,000 invested in the Russell Midcap Value Index for the period covered by the Fund’s 2006 Annual Report should be $26,139.

Total Return

	6 Months	12 Months	5 Year	Annualized
	Ended	Ended	Annualized	Since Inception
	06/30/07	06/30/07	Return	(12/23/98)
Retail Class	+5.85%	+16.78%	+12.13%	+10.88%
Institutional Class	+6.01%	+17.12%	+12.46%	+11.19%
Russell Midcap Value	+8.69%	+22.09%	+17.17%	+12.72%

Total Net Assets

$146,980,339

	Retail Class	Institutional Class
Net Asset Value – 6/30/07	$19.54	$19.93
Gross Expense Ratio	1.53%	1.24%
Net Expense Ratio	1.53%	1.24%

The expense ratios include “Acquired Fund Fees and Expenses” and exclude any contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2008, however the expense limitation is 1.75% and 1.50% of the average net assets of the Retail and Institutional Classes, respectively. As indicated above, the expense ratios were less than their expense limitation.

Top Ten Equity Holdings*

Security	Sector	ALLOC (%)

Berkshire Hathaway, Inc., Class B	Conglomerates	2.88%
Ingersoll-Rand Co., Ltd., Class A	Manufacturing	1.78%
Avnet, Inc.	Aerospace/Technology	1.76%
XTO Energy, Inc.	Energy	1.75%
Toyota Motor Corp., ADR	Consumer Related	1.67%
Arrow Electronics, Inc.	Aerospace/Technology	1.63%
Norsk Hydro ASA, ADR	Conglomerates	1.57%
Morgan Stanley	Financial Services	1.56%
Goldman Sachs Group, Inc. (The)	Financial Services	1.55%
Wells Fargo & Co.	Banking	1.53%

*As a percent of total net assets.

Sectors

Asset Allocation

E*TRADE Asset Management, Inc. is the Fund’s adviser, Delphi Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor of the Fund. Performance data reflects past performance and is not a guarantee of future returns.  Past performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment return and principal value will fluctuate with market conditions and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1. The Russell Midcap Value Index is an unmanaged index of common stocks. The Adviser absorbed certain expenses of the Fund during certain periods, without which the total return would be lower. Portfolio holdings and percentages of the Fund may change at any time. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com.

2    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

		VALUE
	SHARES	(Note 2)
COMMON STOCKS – 94.8%
ADVERTISING – 2.3%
Publicis Groupe ADR	41,500	$1,803,175
WPP Group PLC, SP ADR	21,747	1,625,588
		3,428,763
AEROSPACE/TECHNOLOGY – 11.9%
Applied Materials, Inc.	103,900	2,064,493
Arrow Electronics, Inc. (a)	62,400	2,398,032
ASE Test, Ltd. (a)	76,017	1,069,559
Avnet, Inc. (a)	65,300	2,588,492
ChipMOS Technologies (Bermuda), Ltd. (a)	243,996	1,754,331
Komag, Inc. (a)	53,985	1,721,582
Micron Technology, Inc. (a)	161,975	2,029,547
Seagate Technology	84,000	1,828,680
Western Digital Corp. (a)	108,000	2,089,800
		17,544,516
BANKING – 4.9%
Citigroup, Inc.	39,600	2,031,084
Colonial BancGroup, Inc.	67,200	1,677,984
Southwest Bancorp, Inc.	52,100	1,252,484
Wells Fargo & Co.	64,030	2,251,935
		7,213,487
BASIC MATERIALS – 7.2%
Alcan Inc.	15,200	1,235,760
Commercial Metals Co.	52,100	1,759,417
Companhia Vale do Rio Doce, ADR	33,500	1,492,425
Dow Chemical Co.	38,700	1,711,314
Gerdau Ameristeel Corp.	126,100	1,844,843
NovaGold Resources, Inc. (a)	91,000	1,367,730
Westlake Chemical Corp.	42,500	1,195,100
		10,606,589
CONGLOMERATES – 4.5%
Berkshire Hathaway, Inc., Class B (a)	1,175	4,235,875
Norsk Hydro ASA, ADR	60,200	2,303,854
		6,539,729
CONSTRUCTION & REAL ESTATE – 4.4%
D.R. Horton, Inc.	54,069	1,077,595
General Growth Properties, Inc.	26,155	1,384,908
Toll Brothers, Inc. (a)	40,100	1,001,698
U-Store-It Trust, REIT	87,700	1,437,403
United Rentals, Inc. (a)	46,900	1,526,126
		6,427,730
CONSUMER RELATED – 8.9%
Ashford Hospitality Trust, Inc., REIT	124,000	1,458,240
DiamondRock Hospitality Co., REIT	83,300	1,589,364
Honda Motor Co., Ltd. ADR	51,100	1,854,419
Nokia Oyj ADR	67,800	1,905,858
Sunstone Hotel Investors, Inc., REIT	60,000	1,703,400
Toyota Motor Corp., ADR	19,500	2,454,660
Walt Disney Co. (The)	60,200	2,055,228
		13,021,169
ENERGY – 8.4%
Apache Corp.	25,650	2,092,783
Devon Energy Corp.	22,300	1,745,867
Diamond Offshore Drilling, Inc.	21,000	2,132,760
ENSCO International, Inc.	20,000	1,220,200
Nexen, Inc.	35,340	1,093,773
Whiting Petroleum Corp. (a)	36,100	1,462,772
XTO Energy, Inc.	42,788	2,571,559
		12,319,714
FINANCIAL SERVICES – 11.4%
American Express Co.	31,000	1,896,580
Ares Capital Corp.	83,100	1,400,235
Bear Stearns Cos., Inc. (The)	12,900	1,806,000
Goldman Sachs Group, Inc. (The)	10,504	2,276,742
H&R Block, Inc.	61,800	1,444,266
iStar Financial, Inc., REIT	38,500	1,706,705
Lehman Brothers Holdings, Inc.	29,900	2,228,148
Morgan Stanley	27,255	2,286,149
NorthStar Realty Finance Corp., REIT	134,000	1,676,340
		16,721,165
FOOD & BEVERAGE – 1.4%
Pepsi Bottling Group, Inc.	60,100	2,024,168

INSURANCE – 8.5%
Aspen Insurance Holdings, Ltd.	60,200	1,689,814
Endurance Specialty Holdings, Ltd.	41,800	1,673,672
IPC Holdings, Ltd.	39,000	1,259,310
PMI Group, Inc.	38,450	1,717,561
Radian Group, Inc.	25,400	1,371,600
RenaissanceRe Holdings, Ltd.	31,300	1,940,287
SAFECO Corp.	19,130	1,191,034
XL Capital, Ltd., Class A	19,600	1,652,084
		12,495,362
MANUFACTURING – 5.7%
Altra Holdings, Inc. (a)	91,000	1,572,480
Ingersoll-Rand Co., Ltd., Class A	47,700	2,614,914
Lamson & Sessions Co. (a)	55,075	1,463,343
Masco Corp.	47,225	1,344,496
Timken Co.	40,000	1,444,400
		8,439,633
PHARMACEUTICALS – 2.0%
AstraZeneca PLC, SP ADR	29,600	1,583,008
ViroPharma, Inc. (a)	103,430	1,427,334
		3,010,342
PUBLISHING & BROADCASTING – 5.8%
Comcast Corp., Class A (a)	74,850	2,092,806
Lee Enterprises, Inc.	17,000	354,620
Liberty Media Corp., Class A (a)	17,490	2,058,223
News Corp., Class B	88,800	2,037,072

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    3

E*TRADE Delphi Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited) (Continued)

		VALUE
	SHARES	(Note 2)
PUBLISHING & BROADCASTING – (Continued)
Washington Post Co., Class B	2,500	$1,940,225
		8,482,946
RETAIL – 4.2%
Abercrombie & Fitch Co., Class A	23,100	1,685,838
American Eagle Outfitters, Inc.	56,100	1,439,526
Ethan Allen Interiors, Inc.	45,500	1,558,375
Macy’s, Inc.	37,300	1,483,794
		6,167,533
TRANSPORTATION – 3.3%
Arkansas Best Corp.	40,393	1,574,115
Teekay Shipping Corp.	31,430	1,820,112
YRC Worldwide, Inc. (a)	38,000	1,398,400
		4,792,627
TOTAL COMMON STOCKS (Cost $96,392,386)		139,235,473

MUTUAL FUNDS – 5.3%
BlackRock Liquidity Funds TempCash Portfolio	7,837,429	7,837,429

TOTAL MUTUAL FUNDS (Cost $7,837,429)		7,837,429

TOTAL INVESTMENTS - 100.1% (Cost $104,229,815)		147,072,902

LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.1%)		(92,563)

TOTAL NET ASSETS - 100.0%		$146,980,339

(a)	Non-income producing.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of these Financial Statements.

4    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

E*TRADE Delphi Value Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS:
Investments in securities at market value, (Cost $104,229,815) (Note 2)	$147,072,902
Receivable for securities sold	603,786
Dividends and interest receivable	227,134
Prepaid expenses and other assets	3,580
TOTAL ASSETS	147,907,402

LIABILITIES:
Payable for fund shares redeemed	111,934
Payable for securities purchased	660,559
Accrued advisory fee (Note 3)	104,152
Accrued administration fee (Note 3)	18,380
Accrued Distribution fees (Note 3)	12,716
Trustee fees (Note 3)	1,445
Audit and tax services	11,705
Accrued other expenses	6,172
TOTAL LIABILITIES	927,063
TOTAL NET ASSETS	$146,980,339

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$7,437
Paid-in capital, in excess of par	88,399,258
Undistributed net investment income	521,869
Accumulated net realized gain (loss) on investments	15,208,688
Net unrealized appreciation (depreciation) of investments	42,843,087
TOTAL NET ASSETS	$146,980,339

RETAIL CLASS SHARES:
NET ASSETS	$61,193,423
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	3,131,931
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$19.54

INSTITUTIONAL CLASS SHARES:
NET ASSETS	$85,786,916
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	4,304,628
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$19.93

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    5

E*TRADE Delphi Value Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME:
Dividends	$1,513,546
Less foreign taxes withheld	(26,055)
TOTAL INVESTMENT INCOME	1,487,491
EXPENSES (NOTE 3 and 4):
Advisory fee	620,611
Administration fee	109,520
Sub-administration fee	48,481
Distribution expenses (Retail Class)	74,845
Transfer and dividend disbursing agent	14,274
Network fee (Retail Class)	12,670
Legal services	25,959
Custodian fees	5,973
Trustee fees	12,616
Registration fees	22,468
Audit and tax services	8,407
Insurance	2,748
Printing	4,163
Other expenses	2,887
NET EXPENSES	965,622
NET INVESTMENT INCOME	521,869
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	12,530,517
Net change in unrealized appreciation (depreciation) of:
Investments	(4,625,571)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,904,946
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,426,815

The accompanying notes are an integral part of these Financial Statements.

6    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

E*TRADE Delphi Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
	(Unaudited)	2006

NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$521,869	$505,528
Net realized gain (loss) on sale of investments	12,530,517	14,511,924
Net change in unrealized appreciation (depreciation) of investments	(4,625,571)	6,950,005
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,426,815	21,967,457

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Retail Shares:
Net investment income	—	(120,907)
Net realized gain on investments	—	(5,373,410)
Total distributions	—	(5,494,317)
Institutional Shares:
Net investment income	—	(393,229)
Net realized gain on investments	—	(7,745,743)
Total distributions	—	(8,138,972)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(13,633,289)
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	(2,665,548)	8,365,080
NET INCREASE (DECREASE) IN NET ASSETS	5,761,267	16,699,248

NET ASSETS:
BEGINNING OF PERIOD	141,219,072	124,519,824
END OF PERIOD (1)	$146,980,339	$141,219,072

(1)          Includes undistributed net investment income of $521,869 and $0 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    7

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

RETAIL CLASS SHARES

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005(2)	2004(2)	2003(2)	2002(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$18.46		$17.32	$17.23	$15.79	$11.91	$13.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.05		0.04	0.02	(0.05)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	1.03		3.02	1.12	2.04	3.91	(1.25)
TOTAL FROM INVESTMENT OPERATIONS	1.08		3.06	1.14	1.99	3.88	(1.27)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—		(0.04)	(0.03)	—	—	—
Distributions from realized gains	—		(1.88)	(1.02)	(0.55)	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(1.92)	(1.05)	(0.55)	—	—
NET ASSET VALUE, END OF PERIOD	$19.54		$18.46	$17.32	$17.23	$15.79	$11.91
TOTAL RETURN (1)	5.85	%(3)	17.65%	6.66%	12.52%	32.58%	(9.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$61,193		$57,271	$65,959	$65,446	$61,197	$43,808
Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed	1.49%		1.54%	1.57%	1.58%	1.64%	1.63%
Ratio of operating expenses to average net assets after waivers and/or expense reimbursements	1.49%		1.54%	1.57%	1.58%	1.64%	1.63%
Ratio of net investment income to average net assets	0.54%		0.22%	0.13%	(0.28)%	(0.21)%	(0.13)%
Portfolio turnover rate	16	%(3)	28%	22%	31%	22%	23%

(1)   Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)   Predecessor Fund.

(3)   Not annualized.

The accompanying notes are an integral part of these Financial Statements.

8    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

E*TRADE Delphi Value Fund
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

INSTITUTIONAL CLASS SHARES

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005(2)	2004(2)	2003(2)	2002(2)

NET ASSET VALUE, BEGINNING OF PERIOD	$18.80		$17.61	$17.49	$15.98	$12.02	$13.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income	0.08		0.10	0.07	—	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.05		3.07	1.15	2.06	3.95	(1.26)
TOTAL FROM INVESTMENT OPERATIONS	1.13		3.17	1.22	2.06	3.96	(1.24)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—		(0.10)	(0.08)	—	—	—
Distributions from realized gains	—		(1.88)	(1.02)	(0.55)	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(1.98)	(1.10)	(0.55)	—	—
NET ASSET VALUE, END OF PERIOD	$19.93		$18.80	$17.61	$17.49	$15.98	$12.02
TOTAL RETURN (1)	6.01	%(3)	17.94%	6.97%	12.87%	32.95%	(9.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$85,787		$83,948	$58,561	$55,390	$45,179	$33,596
Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed	1.20%		1.25%	1.28%	1.28%	1.35%	1.33%
Ratio of operating expenses to average net assets after waivers and/or expense reimbursements	1.20%		1.25%	1.28%	1.28%	1.35%	1.33%
Ratio of net investment income to average net assets	0.83%		0.51%	0.42%	0.02%	0.08%	0.17%
Portfolio turnover rate	16	%(3)	28%	22%	31%	22%	23%

(1)   Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(2)   Predecessor Fund.

(3)   Not annualized.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007

1. ORGANIZATION

The Kobren Insight Funds was organized on September 13, 1996 as a Massachusetts business trust. As of the close of business on November 17, 2006, the Delphi Value Fund, a series of the Kobren Insight Funds (the “Predecessor Fund”), was reorganized as the E*TRADE Delphi Value Fund (the “Fund”) (the “Reorganization”). In the Reorganization, the Predecessor Fund exchanged all of its assets for shares of the Fund. As a result of the Reorganization, the Fund became the legal and accounting successor of the Predecessor Fund. The Fund is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of June 30, 2007, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Delphi Value Fund. The Fund is authorized to issue two classes of shares – the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities of U.S. companies. The Fund may invest up to 35% of its assets in securities of foreign issuers, including emerging markets issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and that are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments of the Funds are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund, and accordingly its net asset value (“NAV”), may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

10    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods. General expenses, income and realized and unrealized gains and losses attributable to the Fund are prorated among the Fund’s two classes based on the relative average net assets of those classes.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character and amount of distributions paid during 2006 (for the Fund) and 2005 (for the Predecessor Fund) were as follows:

Distributions Paid in 2005
Distributions Paid in 2006		(Predecessor Fund)
Ordinary	Long-Term	Ordinary	Long-Term
Income*	Capital Gains	Income	Capital Gains
$1,523,538	$12,109,751	$320,893	$7,018,533

As of December 31, 2006, the most recent year end, the components of distributable earnings on a tax basis were as follows:

		Undistributed
Undistributed	Unrealized	Long-Term
Ordinary Income*	Appreciation	Capital Gains	Total
$223,151	$47,468,658	$2,455,020	$50,146,829

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At June 30, 2007, the cost of investments for federal income tax purposes was $104,229,815. Net unrealized appreciation aggregated $42,843,087, of which $43,603,945 represented gross unrealized appreciation on securities and $760,858 represented gross unrealized depreciation on securities.

Effective June 29, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain(loss)on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $8,608 and $(8,608) have been made at December 31, 2006 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to a redesignation of income of distributions.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157,”Fair Value Measurements”(“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.85% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder servicing agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets. Prior to the Reorganization, the Fund (when it was the Predecessor Fund) paid Kobren Insight Management, Inc. (“KIM”), the Fund’s former investment adviser, a monthly advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets. Also, prior to the Reorganization, PFPC Inc., a member of the PNC Financial Services Group, Inc., served as the administrator.

Delphi Management, Inc. (“Delphi”) serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays Delphi a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying Delphi’s sub-advisory fee. Delphi also served as the Predecessor Fund’s sub-adviser prior to the reorganization and was paid by KIM for its services.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) of the retail class and the institutional class of the Fund do not exceed 1.75% and 1.50%, respectively, of the Fund’s average daily net assets.

12    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

The Fund may at a later date reimburse to ETAM the fees waived or limited and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as principal underwriter of the Fund. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.

The Trust, on behalf of the Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the retail class shares of the Fund (the “Distribution Plan”). The Predecessor Fund had a similar plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its retail class shares. Pursuant to the Distribution Plan, the Fund uses its assets to finance activities relating to the distribution of retail class shares to investors and provision of certain shareholder services. Certain categories of such expenditures have been approved by the Board and include, among other things, the following: compensation to, and expenses (including overhead and telephone expenses) of account executives and other employees of the principal underwriter or of other broker-dealers who engage in or support the distribution of the Fund’s shares; and printing and mailing of prospectuses and other reports for other than existing shareholders, advertising and allowances to other broker-dealers. The Fund compensates E*TRADE Securities, principal underwriter of the Fund, at a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets attributable to retail class shares regardless of E*TRADE Securities’ expenses.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or Trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the six months ended June 30, 2007, were $21,851,082 and $25,540,298 of non-governmental issues, respectively.

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

6. SHARES OF BENEFICIAL INTEREST

As of June 30, 2007, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2007 (Unaudited)		December 31, 2006
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	230,236	$4,377,195	352,113	$6,539,919
Shares issued as reinvestment of distributions	—	—	261,063	4,829,658
Shares redeemed	(201,199)	(3,849,126)	(1,317,558)	(23,812,108)

Net increase (decrease)	29,037	528,069	(704,382)	(12,442,531)

Institutional Class:
Shares sold	184,762	3,608,822	1,151,424	21,029,627
Shares issued as reinvestment of distributions	—	—	421,582	7,942,604
Shares redeemed	(345,650)	(6,802,439)	(432,614)	(8,164,620)

Net increase (decrease)	(160,888)	(3,193,617)	1,140,392	20,807,611

Total net increase (decrease) from fund share transactions		$(2,665,548)		$8,365,080

At June 30, 2007, KIM, Delphi and their affiliates owned 715,438 Institutional Class shares of the Fund representing16.6%of the outstanding shares. Discretionary accounts managed by KIM for management clients collectively held 1,842,660 shares of the Institutional Class representing 42.8% of the outstanding shares.

14    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

ADDITIONAL INFORMATION (Unaudited)
June 30, 2007

DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Fund does not assess a sales load.

This table illustrates the Fund’s expenses in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses, which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expense	Expenses Paid
	Value 01/01/07	Value 06/30/07	Ratio(1)	During Period(2)
Actual Fund Return
Retail Class	$1,000	$1,058.50	1.49%	$7.60
Institutional Class	1,000	1,060.10	1.20%	6.13

Hypothetical 5% Return
Retail Class	$1,000	$1,017.41	1.49%	$7.45
Institutional Class	1,000	1,018.84	1.20%	6.01

(1)   Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly

E*TRADE Delphi Value Fund — 2007 Semi-Annual Report    15

ADDITIONAL INFORMATION (Unaudited)
June 30, 2007 (Continued)

Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

16    E*TRADE Delphi Value Fund — 2007 Semi-Annual Report

E*TRADE Kobren Growth Fund

Semi-Annual REPORT	June 30, 2007

Message to Shareholders

Tougher Challenges Loom For the Second Half of 2007

Despite a rough two weeks at the end of June, the first half of 2007, and particularly the second quarter, were kind to stock mutual funds. Be thankful.

Such was not the case among bond funds. The Federal Reserve has held short-term interest rates unchanged for a year, but market forces recently sent longer-term interest rates higher (bond prices lower). While painful, this is better than the very flat/inverted yield curve that we’ve experienced. For the record, an inverted yield curve is a pretty good indicator of an impending recession.

There are plenty of reasons why market indices could reach further new highs later this year. But there are also clouds suggesting that the next six months could be more challenging and volatile.

Earnings Deceleration

We believe that corporate earnings are the single most important factor affecting the long-term direction of stock prices. And, as the first-quarter profit picture exceeded expectations, share prices rose in the second quarter.

There were two primary reasons why.

First, strong growth abroad, combined with a mostly weaker dollar, led to a surge in foreign earnings for U.S. companies. Second, many firms took advantage of low interest rates to borrow funds to buy back their stock (fewer shares outstanding increases earnings per share). However, as companies report their second quarter earnings, I believe that they will reflect a business environment that is getting tougher.

Housing-related companies will continue to show that the residential market is not rebounding — or even bottoming. Companies dependent on commodities will see their margins squeezed by higher-priced raw materials and energy. I also expect consumers to cut back on their spending.

Weaker Economic Growth

I don’t think that the very modest (0.7%) economic growth in the first quarter is indicative of what we can expect to see for the entire year. But my guess of 2-3% GDP growth is slower than we’ve seen over the past several years. At the same time, some inflation measures are a little higher than Fed Chairman Ben Bernanke would like to see. He’s done a good job at raising short-term interest rates back to a reasonable level, while keeping the economy growing.

Moving forward, the task will be more challenging. Holding rates steady, or raising them to keep inflation in check, will have to be balanced against reducing rates to keep the economy growing. Lowering short-term rates (what the Fed controls) to stimulate the economy will increase inflationary pressures and probably send longer-term interest rates (what the market controls) higher. Raising short-term rates could help keep inflation in check, but it increases the risk of slowing economic growth further and could even send the economy into recession.

Financial Engineering

There seems to be an endless supply of money around to finance stock buybacks, leveraged buyouts and huge real estate transactions. So far, everything has worked out and deals just seem to be getting bigger and bigger. But there are signs that have me concerned.

For instance, recent buybacks are coming from companies that are struggling to increase earnings by conventional means such as increasing sales or reducing costs. Currently, dividends and stock buybacks have added up to around 80% of earnings, leaving only 20% to be reinvested into the underlying businesses. This is not a healthy, nor long-term formula for success.

Lower Expectations

Coming into 2007 we were somewhat “middle-of-the-road,” in our outlook for equities, but with some genuine concerns. Nevertheless, we did not make a gross bet on the market’s direction by raising a lot of cash. Instead, we stayed invested pretty much according to our neutral asset allocations with well-diversified holdings.

The second half of 2007 is likely to be more challenging than the first half. I expect we will get some big down days, or even months, in both the stock and bond markets. But there is no reason to panic and abandon our long-term growth strategy.

Sincerely,

Eric M. Kobren	Rusty Vanneman, CFA
President	Director of Research
Portfolio Manager	Co-Portfolio Manager

Kobren Growth Fund (6/30/07)

	6 Months	12 Months	5 Year	Annualized
	Ended	Ended	Annualized	Since Inception
Total Return (%)	06/30/07	06/30/07	Return	(12/16/96)
Kobren Growth	+7.4%	+17.8%	+11.7%	+8.5%
S&P 500 Index	+7.0%	+20.6%	+10.7%	+8.7%

Gross Expense Ratio	+1.82%
Net Expense Ratio	+0.98%

The gross expense ratio includes “Acquired Fund Fees and Expenses” and excludes the Fund’s contractual expense limitation. The net expense ratio excludes “Acquired Fund Fees and Expenses” and includes the Fund’s contractual expense limitation. The Fund is subject to a contractual expense limitation which will remain in effect until at least April 30, 2008.

Asset Allocation*

Style Allocation*

* Based on total net assets.

E*TRADE Kobren Growth Fund (Ticker: KOGRX): The S&P 500 Index appreciated 7.0% for the first six months of 2007. Kobren Growth returned slightly more (7.4%), while maintaining a lower volatility level.

Several funds contributed positively to the Kobren Growth performance during the first half of the year. The underlying fund contributing the most during the first six months was T. Rowe Price Blue Chip Growth. This large-cap growth fund has been an above-average performer during the first half of 2007, and for the past 3-and 5-year periods.

Funds with larger absolute year-to-date returns included our international holdings: SSgA Emerging Markets, Julius Baer International Equity, and Third Avenue International Value.

Fueled by strong gains in the energy and industrial material sectors, RS Global Natural Resources also posted a strong return. Impressively, the value-oriented Longleaf Partners and Small Cap funds generated double-digit total returns and top-decile peer group rankings. The equity fund that dragged most on performance was Oakmark Select which was only up 5.6%.

Kobren Growth continues to maintain exposure to non-equity funds which dampened volatility, but hurt absolute performance. PIMCO All Asset and Loomis Sayles Bond returned 3.1% and 3.9% respectively, but each still bested the Lehman Aggregate Bond Index’s return of 1.0%.

Top Ten Holdings*

E*TRADE Kobren Growth	Style	Alloc (%)
Oakmark Select	Large Cap Blend	15.1
T.Rowe Price Blue Chip Growth	Large Cap Growth	14.4
PIMCO All Asset	Alternative	9.0
Longleaf Partners Small Cap	Small Cap Value	8.1
Ameristock	Large Cap Value	8.0
Longleaf Partners	Large Cap Blend	6.4
Julius Baer International Equity	International	5.8
Fidelity Capital Appreciation	Large Cap Growth	4.9
Loomis Sayles Bond	Bond	4.4
Third Avenue International Value	International	4.2

Total Fund Net Assets	$ 84,040,136

Top Sectors**

(Totals may not equal 100%)

** Equities Only

E*TRADE Asset Management is the adviser, Kobren Insight Management, Inc. is the sub-adviser and E*TRADE Securities LLC is the distributor for the Fund. Performance data reflects past performance and is not a guarantee of future results. Past performance data does not reflect taxes that a shareholder would pay on distributions or the redemption of shares and would have been lower in the absence of fee waivers and expense reimbursements. Investment return and principal value will fluctuate with market conditions and shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance current to the most recent month-end, please visit www.etradefunds.etrade.com or call 1-800-ETRADE-1.

2    E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

E*TRADE Kobren Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2007 (Unaudited)

		VALUE
	SHARES	(Note 2)
MUTUAL FUNDS – 99.9%
LARGE CAP GROWTH – 19.3%
Fidelity Capital Appreciation Fund	138,460	$4,127,491
T. Rowe Price Blue Chip Growth Fund	311,257	12,107,896
		16,235,387
LARGE CAP BLEND – 25.3%
Fidelity Dividend Growth Fund	96,031	3,262,164
Longleaf Partners Fund	139,448	5,370,147
Oakmark Select Fund - Class I	358,151	12,657,074
		21,289,385
LARGE CAP VALUE – 8.9%
Ameristock Mutual Fund, Inc.	145,785	6,758,575
Diamonds Trust - Series I	5,000	670,750
		7,429,325
SMALL CAP VALUE – 8.1%
Longleaf Partners Small Cap Fund	204,843	6,837,644
SECTOR – 8.4%
Fidelity Select Automotive Portfolio	16,656	766,489
Fidelity Select Paper & Forest Products Portfolio	43,414	1,576,800
Franklin Gold and Precious Metals Fund	50,621	1,727,690
RS Global Natural Resources Fund	81,638	2,988,766
		7,059,745
INTERNATIONAL EQUITY - DEVELOPED – 9.9%
Julius Baer International Equity - Class I	98,233	4,845,859
Third Avenue International Value Fund	144,606	3,506,691
		8,352,550
INTERNATIONAL EQUITY - EMERGING – 2.6%
SSgA Emerging Markets Fund	79,478	2,214,267
ALTERNATIVE – 12.0%
Hussman Strategic Growth Fund	159,337	2,525,494
PIMCO All Asset Fund - Class I	590,317	7,526,546
		10,052,040
BOND – 4.4%
Loomis Sayles Bond Fund	253,471	3,665,191
MONEY MARKET – 1.0%
BlackRock Liquidity Funds TempCash Portfolio	792,025	792,025
TOTAL MUTUAL FUNDS (Cost $64,237,067)		83,927,559
TOTAL INVESTMENTS - 99.9% (Cost $64,237,067)		83,927,559
OTHER ASSETS LESS LIABILITIES - 0.1%		112,577
NET ASSETS - 100.0%		$84,040,136

The accompanying notes are an integral part of these Financial Statements.

The S&P 500 Index is an unmanaged index of common stocks and not subject to fees and expenses. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. Portfolio holdings are also subject to change. Data sources: Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus or current performance information by calling 1-800-895-9936 or by visiting www.etrade.com. Copyright ©2007

E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report   3

E*TRADE Kobren Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

ASSETS:
Investments in securities at market value, (Cost $64,237,067) (Note 2)	$83,927,559
Receivable for fund shares purchased	231,475
Dividends and interest receivable	3,113
Prepaid expenses and other assets	5,017

TOTAL ASSETS	84,167,164

LIABILITIES:
Payable for fund shares redeemed	48,181
Accrued advisory fee (Note 3)	41,270
Accrued administration fee (Note 3)	10,317
Trustee fees (Note 3)	2,125
Audit and tax services	10,977
Accrued other expenses	14,158

TOTAL LIABILITIES	127,028

TOTAL NET ASSETS	$84,040,136

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par	$5,320
Paid-in capital, in excess of par	61,313,395
Undistributed net investment income	62,758
Accumulated net realized gain (loss) on investments	2,968,171
Net unrealized appreciation (depreciation) of investments	19,690,492

TOTAL NET ASSETS	$84,040,136

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.001)	5,320,352

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE	$15.80

The accompanying notes are an integral part of these Financial Statements.

4 E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

E*TRADE Kobren Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2007 (Unaudited)

NET INVESTMENT INCOME (LOSS):
Dividends	$331,147
TOTAL INVESTMENT INCOME	331,147
EXPENSES (NOTE 3 and 4):
Advisory fee	238,607
Administration fee	59,652
Sub-administration fee	37,458
Transfer and dividend disbursing agent	15,555
Network fee	9,593
Legal services	9,992
Custodian fees	3,801
Trustee fees	6,085
Registration fees	11,272
Audit and tax services	8,526
Insurance	1,480
Printing	3,258
Other expenses	1,524
TOTAL EXPENSES BEFORE REIMBURSEMENT	406,803
Reimbursed expenses	(9,058)
Other reductions	(9,953)
NET EXPENSES	387,792
NET INVESTMENT LOSS	(56,645)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Sale of investments	(214,250)
Net change in unrealized appreciation (depreciation) of:
Investments	5,986,681
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	5,772,431
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,715,786

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
	(Unaudited)	2006

NET INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(56,645)	$745,617
Net realized gain (loss) on sale of investments	(214,250)	3,054,730
Short-term capital gain distributions received	—	382,371
Long-term capital gain distributions received	—	3,642,986
Net change in unrealized appreciation (depreciation) of investments	5,986,681	1,201,933
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,715,786	9,027,637
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(1,272,781)
Net realized gain on investments	—	(6,625,463)
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—	(7,898,244)
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS (NOTE 6)	715,901	9,873,592
NET INCREASE (DECREASE) IN NET ASSETS	6,431,687	11,002,985
NET ASSETS:
BEGINNING OF PERIOD	77,608,449	66,605,464
END OF PERIOD (1)	$84,040,136	$77,608,449

(1)	Includes undistributed net investment income of $62,758 and $119,403 for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

The accompanying notes are an integral part of these Financial Statements.

E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report 5

E*TRADE Kobren Growth Fund
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout each Period

	Six Months Ended
	June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005(1)	2004(1)	2003(1)	2002(1)

NET ASSET VALUE, BEGINNING OF PERIOD	$14.71		$14.42	$14.02	$12.69	$10.01	$11.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)(3)	(0.01)		0.16	0.12	0.08	0.12	0.07
Short-term capital gain distributions received	—		0.07	0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	1.10		1.72	0.99	1.29	2.66	(1.36)
TOTAL FROM INVESTMENT OPERATIONS	1.09		1.95	1.15	1.40	2.80	(1.28)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	—		(0.27)	(0.17)	(0.07)	(0.12)	(0.07)
Distributions from net realized short-term capital gain distributions received	—		—	—	—	—	(0.01)
Distributions from net realized capital gain on investments	—		(1.39)	(0.58)	—	—	—
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	—		(1.66)	(0.75)	(0.07)	(0.12)	(0.08)
NET ASSET VALUE, END OF PERIOD	$15.80		$14.71	$14.42	$14.02	$12.69	$10.01

TOTAL RETURN (4)	7.41	%(6)	13.54%	8.22%	11.05%	27.96%	(11.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)	$84,040		$77,608	$66,605	$56,843	$54,648	$46,491
Ratio of operating expenses to average net assets before fees waived and/or expenses reimbursed by investment adviser and other reductions (5)	1.02%		1.08%	1.12%	1.16%	1.18%	1.21%
Ratio of operating expenses to average net assets after reimbursements and reductions (5)	0.98%		0.98%	0.98%	0.98%	0.96%	0.96%
Ratio of net investment income (loss) to average net assets (3)	(0.14)%		1.07%	0.93%	0.63%	1.06%	0.61%
Portfolio turnover rate	10	%(6)	49%	29%	30%	81%	143%

(1)	Predecessor Fund.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.
(3)	Net investment income (loss) would have been lower (greater) in the absence of fee waivers and expense reimbursements.
(4)

Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements and assumes reinvestment of all distributions.

(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Not annualized.

The accompanying notes are an integral part of these Financial Statements.

6 E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

1. ORGANIZATION

The Kobren Insight Funds was organized on September 13, 1996 as a Massachusetts business trust. As of the close of business on November 17, 2006, the Kobren Growth Fund, a series of the Kobren Insight Funds (the “Predecessor Fund”), was reorganized as the E*TRADE Kobren Growth Fund (the “Fund”) (the “Reorganization”). In the Reorganization, the Predecessor Fund exchanged all of its assets for shares of the Fund. As a result of the Reorganization, the Fund became the legal and accounting successor of the Predecessor Fund. The Fund is a series of the E*TRADE Funds (the “Trust”), which was organized on November 4, 1998, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end diversified management investment company. As of June 30, 2007, the Trust offered shares of six funds, E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund. Information presented in these financial statements pertains only to the E*TRADE Kobren Growth Fund. Information with regard to the other series of the Trust can be found in separate financial statements at www.etradefunds.etrade.com.

The Fund’s investment objective is long-term growth of capital primarily through capital appreciation and (secondarily) through income. Additionally, the goal of the Fund is to exhibit a “volatility” level over a full market cycle approximating that of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies (“underlying funds”), but also may invest directly in securities that are suitable investments for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and that are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The underlying funds are valued according to their stated net asset value or, if their net asset value is not reported, at their fair value. The Fund’s other investment securities, if any, are valued at the last reported sale price on the securities or commodities exchange on which such securities are primarily traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are valued using the NASDAQ Official Closing Price (“NOCP”), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. If market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, such securities are valued at fair value as determined in good faith under procedures established by the Board of Trustees of the Funds (“Board”). To the extent that a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the securities held by a Fund, and accordingly its net asset value (“NAV”), may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In this regard, the Board has approved the use of certain independent pricing services in determining the fair value of foreign securities that are principally traded in foreign markets when events reasonably determined to be significant occur subsequent to the close of such foreign markets and prior to the time the Fund’s NAV is determined. The fair value of such foreign securities are determined by the Funds (with the assistance of independent pricing services) using correlations between the movement of prices of the foreign securities and indices of domestic securities and other appropriate indicators. Unlike the closing price of a security on a foreign exchange, fair value determinations employ elements of judgment and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell a security at the time of the close of the New York Stock Exchange. Investments in short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates fair market value, based on fair valuation procedures approved by the Board.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses on sales of securities are calculated on the identified cost basis.

Expenses attributable to a single Fund are charged to that Fund. Expenses of the Trust not attributable to a single Fund are charged to each Fund in proportion to the average net assets of each Fund in the Trust or other appropriate allocation methods.

E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gains (including net short-term capital gains), if any, annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund. The tax character and amount of distributions paid during 2006 (for the Fund) and 2005 (for the Predecessor Fund) were as follows:

Distributions Paid in 2005
Distributions Paid in 2006		(Predecessor Fund)
Ordinary	Long-Term	Ordinary	Long-Term
Income*	Capital Gains	Income	Capital Gains
$1,487,485	$6,410,759	$773,683	$2,531,687

As of December 31, 2006, the most recent year end, the components of distributable earnings on a tax basis were as follows:

		Undistributed
Undistributed	Unrealized	Long-Term	Other Accumulated
Ordinary Income*	Appreciation	Capital Gains	Adjustments	Total
$286,672	$13,637,181	$3,249,051	$(167,269)	$17,005,635

* For tax purposes, short-term capital gain distributions are considered ordinary income.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity of the Trust for federal income tax purposes. It is the Fund’s intention to continue to qualify annually as a regulated investment company under the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute annually all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provisions are required.

At June 30, 2007, the cost of investments for federal income tax purposes was $64,237,067. Net unrealized appreciation aggregated $19,690,492, of which $19,699,517 represented gross unrealized appreciation on securities and $9,025 represented gross unrealized depreciation on securities.

Effective June 29, 2007, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the Trust’s net assets or results of operations.

RECLASSIFICATION OF CAPITAL ACCOUNTS

In order to present undistributed net investment income and accumulated net realized gain (loss) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments of $382,320 and $(382,320) have been made at December 31, 2006 to undistributed net investment income and accumulated net realized gain (loss) on investments, respectively. These adjustments were related to short-term capital gain dividends reclassified to ordinary income. The difference between book and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

8 E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”(“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective November 17, 2006, E*TRADE Asset Management, Inc. (“ETAM”) became the Fund’s investment adviser. ETAM is a wholly-owned subsidiary of E*TRADE FINANCIAL Corporation (“E*TRADE FINANCIAL”). Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay ETAM a monthly advisory fee at the annual rate of 0.60% of the Fund’s average daily net assets. ETAM serves as the Fund’s administrator and shareholder services agent pursuant to an Administrative Services Agreement with the Trust, on behalf of the Fund. For its services, ETAM receives an administrative services fee of 0.15% of the Fund’s average daily net assets. Prior to the Reorganization, the Fund (when it was the Predecessor Fund) paid Kobren Insight Management, Inc. (“KIM”), the Fund’s former investment adviser, a monthly advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets. Also, prior to the Reorganization, PFPC Inc., a member of the PNC Financial Services Group, Inc., served as the administrator. KIM serves as the Fund’s sub-adviser pursuant to an agreement with ETAM. ETAM pays KIM a monthly sub-advisory fee at the annual rate of 0.50% of the Fund’s average daily net assets. The Fund is not responsible for paying KIM’s sub-advisory fee.

ETAM has entered into an expense limitation agreement with the Fund (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue through at least April 30, 2008. There is no guarantee that the Expense Limitation Agreement will continue after this date. Pursuant to the Expense Limitation Agreement, ETAM has agreed to waive or limit its fees and to assume certain other expenses of the Fund so that, on an annualized basis, the total annual fund operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with U.S. GAAP, expenses borne by the Fund as a result of investing in any underlying fund (including but not limited to any exchange-traded fund or money market fund), “Acquired Fund Fees and Expenses” (as interpreted by the U.S. Securities and Exchange Commission (the “Commission”) from time to time), annual account maintenance fees (if applicable as described in the Prospectus), and extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.00% of the Fund’s average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and any other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the current percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust’s Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three (3) fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $1,664 was eligible for reimbursement as of December 31, 2006. The expenses reimbursed by the previous adviser prior to the Reorganization were not eligible for the reimbursement.

E*TRADE Securities LLC (“E*TRADE Securities”), a subsidiary of E*TRADE FINANCIAL, serves as the principal underwriter of the Fund’s shares and bears all distribution costs. No distribution fees are paid by the Fund. Pursuant to the Fund’s investment advisory agreement, any 12b-1 payments, service fees or revenue sharing payments received by ETAM or its affiliates with respect to shares of any underlying fund held by the Fund will be applied against the advisory fees owed to ETAM by the Fund, thereby reducing the amount of advisory fee paid by the Fund to ETAM. The Fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.

E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2007 (Continued)

For the six months ended June 30, 2007, expense reimbursements and other reductions were as follows:

Expenses Reimbursed By Investment Adviser	Other Reductions(1)
$9,058	$9,953

(1)          Reimbursements to the Fund from underlying fund fees described above.

Each member of the Board that is not an “interested person” of the Trust (as defined in the 1940 Act) (“Independent Trustees”) currently receives, on an annual basis, $30,000 in base compensation for his or her service as an Independent Trustee (including participation in four regularly scheduled Board meetings a year, two Audit Committee meetings, one Nominating and Compensation Committee meeting and two Corporate Governance and Compliance Oversight Committee meetings a year) and is entitled to receive additional compensation of $5,000 for each in person Board meeting in excess of the four regularly scheduled Board meetings per year. In addition, each Independent Trustee is reimbursed for all reasonable and necessary expenses associated with his or her service as an Independent Trustee, including travel and other expenses incurred in connection with attendance at Board and Committee meetings. The Chairman of the Board and the Chairperson of the Audit Committee are each paid an additional $2,000 per year for his or her services in such capacity. The Trust does not compensate its officers or trustees who are affiliated with ETAM.

4. AGREEMENTS AND OTHER TRANSACTIONS WITH NON-AFFILIATES

PFPC Inc. serves as sub-administrator, transfer agent and dividend-disbursing agent for the Fund. PFPC Trust Company provides custodial services to the Fund.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities, for the six months ended June 30, 2007, were $12,412,552 and $7,953,498 of non-governmental issues, respectively.

6. SHARES OF BENEFICIAL INTEREST

As of June 30, 2007, an unlimited number of shares of beneficial interest, par value $0.001, were authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

	Six Months Ended		Year Ended
	June 30, 2007 (Unaudited)		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	529,652	$8,046,253	737,185	$11,371,443
Shares issued as reinvestment of distributions	—	—	525,559	7,730,975
Shares redeemed	(484,627)	(7,330,352)	(607,021)	(9,228,826)
Net increase	45,025	$715,901	655,723	$9,873,592

At June 30, 2007, KIM and its affiliates owned 1,258,258 shares of the Fund representing 23.6% of the total outstanding shares.

7. RISK FACTORS OF THE FUND

Indirectly investing in underlying funds through the Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with any “affiliated persons” (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, ETAM, KIM or their affiliates hold shares of any of the underlying funds, the Fund’s ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

10 E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

ADDITIONAL INFORMATION (Unaudited)
June 30, 2007

DISCLOSURE OF FUND EXPENSES/SHAREHOLDER FEE EXAMPLE

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have expenses and as a shareholder of a mutual fund, you can incur two types of expenses (1) transaction expenses, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing expenses, including management fees, distribution and/or service (12b-1) fees; and other fund expenses such as for shareholder reports (like this one). A fund’s expenses directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This Example is intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on a $1,000 investment made at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Fund does not assess a sales load or Rule 12b-1 fee.

This table illustrates the Fund’s expenses in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds based on the Fund’s actual expense ratio and an assumed rate of 5% per year before expenses which is not the Fund’s actual return. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which are described in the Prospectus. Therefore, the hypothetical 5% return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expense	Expenses Paid
	Value 01/01/07	Value 06/30/07	Ratio(1)	During Period(2)
Actual Fund Return	$1,000	$1,074.10	1.00%	$5.14
Hypothetical 5% Return	$1,000	$1,019.84	1.00%	$5.01

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge and upon request, by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Quarterly Holdings”) or by accessing the Fund’s Form N-Q on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report    11

ADDITIONAL INFORMATION (Unaudited)
June 30, 2007 (Continued)

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge and upon request, by calling E*TRADE Funds at 1-800-ETRADE-1. This information is also included in the Funds’ Statement of Additional Information, which is available by visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Prospectus” and then “Statement of Additional Information”) and by accessing the Commission’s website at www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by

1. calling E*TRADE Funds at 1-800-ETRADE-1

2. visiting the E*TRADE Funds website at www.etradefunds.etrade.com (click on “Proxy Voting Results”)

3. accessing the Funds’ Form N-PX on the Commission’s website at www.sec.gov.

CODE OF ETHICS

A copy of the code of ethics that applies to the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is available free of charge, upon request by calling 1-800-ETRADE-1.

12    E*TRADE Kobren Growth Fund — 2007 Semi-Annual Report

Item 2. Code of Ethics.

Not applicable with semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not applicable with semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not applicable with semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the reports to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable with semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	E*TRADE Funds

By (Signature and Title)*	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(principal executive officer)

Date	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elizabeth Gottfried
Elizabeth Gottfried, President
(principal executive officer)

Date	August 28, 2007

By (Signature and Title)*	/s/ Matthew Audette
Matthew Audette, Treasurer
(principal financial officer)

Date	August 28, 2007

* Print the name and title of each signing officer under his or her signature.